UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

April 30, 2006

1.800337.102

MOG-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 75.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.6%
3.752% 10/1/33 (b)	$ 561	$ 547
3.767% 7/1/34 (b)	2,294	2,268
3.821% 10/1/33 (b)	4,763	4,651
3.833% 4/1/33 (b)	1,597	1,568
4.178% 3/1/35 (b)	2,366	2,340
4.248% 1/1/34 (b)	1,392	1,367
4.27% 10/1/34 (b)	186	184
4.294% 3/1/33 (b)	640	634
4.304% 3/1/33 (b)	240	233
4.315% 10/1/33 (b)	242	239
4.339% 9/1/34 (b)	694	688
4.345% 6/1/33 (b)	309	306
4.354% 9/1/34 (b)	1,681	1,676
4.357% 4/1/35 (b)	366	362
4.395% 5/1/35 (b)	1,668	1,649
4.402% 10/1/34 (b)	2,806	2,747
4.504% 8/1/34 (b)	2,409	2,403
4.512% 10/1/35 (b)	184	181
4.541% 7/1/34 (b)	790	791
4.545% 7/1/35 (b)	2,042	2,022
4.555% 1/1/35 (b)	1,100	1,092
4.559% 9/1/34 (b)	2,026	2,013
4.584% 8/1/34 (b)	716	716
4.587% 2/1/35 (b)	2,219	2,174
4.629% 9/1/34 (b)	210	210
4.633% 3/1/35 (b)	270	268
4.641% 1/1/33 (b)	359	357
4.705% 10/1/32 (b)	129	129
4.728% 1/1/35 (b)	2,324	2,313
4.731% 2/1/33 (b)	112	112
4.746% 1/1/35 (b)	105	105
4.747% 10/1/32 (b)	141	140
4.786% 1/1/35 (b)	1,967	1,939
4.798% 12/1/34 (b)	594	586
4.815% 2/1/33 (b)	737	734
4.815% 5/1/33 (b)	32	32
4.83% 8/1/34 (b)	577	576
4.855% 9/1/34 (b)	990	979
4.887% 10/1/35 (b)	1,374	1,359
4.969% 12/1/32 (b)	54	53
4.984% 11/1/32 (b)	396	396
5% 5/1/21 (a)	1,300	1,266
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 2/1/35 (b)	$ 247	$ 247
5.012% 9/1/34 (b)	936	928
5.042% 7/1/34 (b)	311	309
5.063% 11/1/34 (b)	143	142
5.103% 9/1/34 (b)	501	498
5.104% 5/1/35 (b)	3,797	3,793
5.133% 7/1/35 (b)	2,306	2,301
5.172% 5/1/35 (b)	1,939	1,926
5.197% 8/1/33 (b)	772	769
5.197% 6/1/35 (b)	2,692	2,693
5.203% 5/1/35 (b)	12,515	12,434
5.231% 3/1/35 (b)	322	320
5.318% 7/1/35 (b)	353	354
5.343% 12/1/34 (b)	885	883
5.5% 11/1/13 to 3/1/25	26,885	26,670
5.5% 5/1/21 (a)	50	50
6.5% 10/1/17 to 3/1/34	36,707	37,417
6.5% 5/1/36 (a)	17,000	17,283
7% 11/1/16 to 3/1/17	2,159	2,198
7.5% 1/1/07 to 4/1/17	3,953	4,051
8.5% 12/1/27	404	433
9.5% 9/1/30	473	521
10.25% 10/1/18	14	16
11.5% 5/1/14 to 9/1/15	38	42
12.5% 11/1/13 to 7/1/16	84	95
13.25% 9/1/11	59	67
		160,845
Freddie Mac - 1.0%
4.484% 3/1/35 (b)	5,561	5,467
4.768% 10/1/32 (b)	103	102
4.869% 3/1/33 (b)	286	284
5.338% 6/1/35 (b)	2,428	2,414
5.5% 11/1/17 to 3/1/25	27,047	26,583
5.588% 4/1/32 (b)	146	147
8.5% 2/1/09 to 6/1/25	81	85
9% 7/1/08 to 7/1/21	258	267
9.5% 7/1/30 to 8/1/30	158	175
9.75% 12/1/08 to 4/1/13	11	12
10% 1/1/09 to 11/1/20	606	661
10.25% 2/1/09 to 11/1/16	236	249
10.5% 5/1/10	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11.25% 2/1/10	$ 19	$ 20
11.75% 11/1/11	11	12
12% 5/1/10 to 2/1/17	79	89
12.5% 11/1/12 to 5/1/15	120	135
13% 5/1/14 to 11/1/14	13	15
13.5% 1/1/13 to 12/1/14	7	8
		36,730
Government National Mortgage Association - 70.0%
3% 4/20/35 (b)	3,954	3,797
3.5% 3/20/34	1,272	1,075
3.5% 5/20/34 (b)	1,730	1,693
3.5% 5/20/35 (b)	2,112	2,038
3.5% 6/20/35 (b)	2,239	2,161
3.5% 6/20/35 (b)	6,761	6,620
3.75% 1/20/34 (b)	21,027	20,715
3.75% 6/20/34 (b)	6,812	6,687
3.75% 5/20/35 (b)	10,349	10,037
3.75% 6/20/35 (b)	5,451	5,287
4% 11/20/33	1,806	1,594
4% 2/20/35 (b)	21,247	20,773
4.25% 7/20/34 (b)	1,464	1,443
4.5% 4/15/18 to 4/20/34	155,459	146,791
4.5% 9/20/34 (b)	7,379	7,299
4.5% 2/20/35 (b)	31,241	30,816
4.5% 3/20/35 (b)	1,358	1,339
5% 4/15/24 to 9/20/34	472,682	452,831
5% 2/20/35 (b)	378	376
5% 6/20/35 (b)	6,971	6,844
5% 6/20/35 (b)	18,942	18,823
5.5% 12/20/18 to 4/15/35	323,079	317,315
5.5% 5/1/36 (a)	3,438	3,374
5.5% 5/1/36 (a)	66,000	64,499
5.5% 5/1/36 (a)	176,000	171,998
5.5% 5/1/36 (a)	87,181	85,198
5.5% 5/1/36 (a)	140,000	136,816
5.5% 5/1/36 (a)	10,000	9,773
5.75% 8/20/35 (b)	759	756
6% 8/15/17 to 9/20/34	491,218	493,497
6% 5/1/36 (a)	27,700	27,804
6.5% 4/15/23 to 11/20/34	184,210	188,700
7% 3/15/22 to 9/20/34	110,613	114,952
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.25% 9/15/27 to 12/15/30	$ 396	$ 415
7.5% 2/15/07 to 9/20/32	60,894	63,861
8% 11/15/06 to 7/15/32	14,519	15,311
8.5% 7/15/06 to 2/15/31	5,639	6,007
9% 5/15/08 to 5/15/30	2,243	2,424
9.5% 12/20/15 to 4/20/17	786	861
10.5% 1/15/14 to 9/15/19	805	901
13% 2/15/11 to 1/15/15	181	209
13.5% 7/15/10 to 1/15/15	29	33
		2,453,743
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,696,562)		2,651,318
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.1094% 9/25/35 (b) (Cost $28,756)	28,756	28,806
Collateralized Mortgage Obligations - 20.8%

U.S. Government Agency - 20.8%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (b)(c)	5,517	964
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,799	4,880
Fannie Mae guaranteed REMIC pass thru certificates Series 2005-69 Class ZL, 4.5% 8/25/25	3,095	3,083
Freddie Mac floater Series 2344 Class FP, 5.86% 8/15/31 (b)	2,759	2,812
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (b)	5,466	5,608
Class PF, 5.89% 12/15/31 (b)	5,002	5,155
Series 2410 Class PF, 5.89% 2/15/32 (b)	10,968	11,297
Series 2412 Class GF, 5.86% 2/15/32 (b)	2,296	2,363
Series 2861 Class JF, 5.21% 4/15/17 (b)	3,770	3,778
Series 3094 Class UF, 0% 9/15/34 (b)	824	811
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	$ 5,599	$ 5,959
Series 2535 Class IP, 6% 6/15/29 (c)	1,282	10
Series 2787 Class OI, 5.5% 10/15/24 (c)	9,655	596
Series 40 Class K, 6.5% 8/17/24	2,270	2,322
sequential pay:
Series 2601 Class TI, 5.5% 10/15/22 (c)	22,790	3,907
Series 2750 Class ZT, 5% 2/15/34	5,705	4,815
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,061
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-71 Class Z, 5.5% 10/20/32	42,611	40,132
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,484	1,555
Series 2000-26 Class PK, 7.5% 9/20/30	4,460	4,545
Series 2001-13 Class PC, 6.5% 12/20/28	275	275
Series 2001-53 Class PB, 6.5% 11/20/31	10,000	10,177
Series 2001-60 Class PD, 6% 10/20/30	5,134	5,161
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,380
Series 2002-5 Class PD, 6.5% 5/16/31	21,319	21,424
Series 2003-103 Class PC, 5.5% 11/20/33	18,843	17,622
Series 2003-12 Class IO, 5.5% 11/16/25 (c)	2,366	19
Series 2003-19 Class IL, 5.5% 12/16/25 (c)	117	1
Series 2003-20 Class BI, 5.5% 5/16/27 (c)	6,505	159
Series 2003-29 Class PD, 5.5% 4/16/33	25,000	23,226
Series 2003-31 Class PI, 5.5% 4/16/30 (c)	14,225	876
Series 2003-34 Class IO, 5.5% 4/16/28 (c)	17,324	896
Series 2003-4 Class LI, 5.5% 7/16/27 (c)	7,195	297
Series 2003-7:
Class IN, 5.5% 1/16/28 (c)	16,415	998
Class IP, 5.5% 10/16/25 (c)	720	7
Series 2003-70 CLass LE, 5% 7/20/32	44,000	41,024
Series 2003-79 Class PV, 5.5% 10/20/23	27,869	26,751
Series 2003-8 Class QI, 5.5% 1/16/27 (c)	571	11
Series 2004-19:
Class DJ, 4.5% 3/20/34	3,872	3,791
Class DP, 5.5% 3/20/34	3,895	3,814
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,065
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Class UA, 3.5% 2/20/32	$ 7,806	$ 7,458
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,363
Series 2004-98 Class IG, 5.5% 2/20/30 (c)	2,581	538
Series 2005-17 Class IA, 5.5% 8/20/33 (c)	10,683	1,706
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,005
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,201
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,318
Series 2005-58 Class NJ, 4.5% 8/20/35	40,000	38,885
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	17,965
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	1,134	1,155
Series 1998-23 Class ZB, 6.5% 6/20/28	29,328	29,784
Series 2001-15 Class VB, 6.5% 4/20/19	3,016	3,022
Series 2002-29 Class SK, 8.25% 5/20/32 (b)	570	600
Series 2002-41 Class VD, 6% 4/16/13	7,263	7,303
Series 2002-49 Class ZG, 6% 7/20/32	23,781	23,098
Series 2002-88 Class GZ, 5.5% 12/20/32	24,014	21,465
Series 2003-7 Class VP, 6% 11/20/13	5,787	5,908
Series 2004-105 Class VD, 5.5% 6/17/16	11,993	11,907
Series 2004-5 Class VB, 6% 5/20/23	12,591	12,602
Series 2004-65 Class VE, 5.5% 7/20/15	5,243	5,228
Series 2004-86 Class G, 6% 10/20/34	6,273	6,091
Series 2005-28:
Class AJ, 5.5% 4/20/35	95,248	93,589
Class AK, 5.5% 4/20/35	48,969	47,951
Series 2005-47 Class ZY, 6% 6/20/35	4,205	3,895
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	932
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,112
Series 1995-6 Class Z, 7% 9/20/25	3,217	3,310
Series 2003-24 Class PA, 5% 10/20/28	3,900	3,883
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	941
Series 2006-13 Class DS, 3.7163% 3/20/36 (b)	53,504	44,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $762,111)		729,312
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5313% 2/17/24 (b)	$ 6,503	$ 6,767
Series 1997-M1 Class N, 0.445% 10/17/36 (b)(c)	53,523	562
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9123% 1/17/38 (b)(c)	44,280	1,142
Series 1998-M4 Class N, 1.3596% 2/25/35 (b)(c)	22,313	617
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.3822% 9/16/41 (b)(c)	197,639	8,191
Series 2001-12 Class X, 1.0197% 7/16/40 (b)(c)	56,937	2,257
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 1.8909% 9/16/42 (b)(c)	122,395	8,442
Series 2002-62 Class IO, 1.5603% 8/16/42 (b)(c)	93,074	5,940
Series 2002-85 Class X, 1.9397% 3/16/42 (b)(c)	84,105	5,887
Series 2003-22 Class XA, 0.3628% 2/16/43 (b)(c)	200	12
Series 2003-36 Class XA, 0.2815% 3/16/43 (c)	304,246	13,370
Series 2003-47 Class XA, 0.0207% 6/16/43 (b)(c)	37,349	1,984
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,464)		55,171
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06) (d) (Cost $550,719)	$ 550,938	550,719
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $4,124,612)		4,015,326
NET OTHER ASSETS - (14.5)%		(508,336)
NET ASSETS - 100%		$ 3,506,990
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 4.5046% with Lehman Brothers, Inc.	Sept. 2015	$ 25,000	$ 1,856
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	18,000	1,240
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	99,000	(431)
		$ 142,000	$ 2,665
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$550,719,000 due 5/1/06 at 4.78%
Banc of America Securities LLC.	138,706
Banc One Capital Markets, Inc.	42,301
Barclays Capital Inc.	180,030
BNP Paribas Securities Corp.	11,855
Goldman Sachs & Co.	71,131
HSBC Securities (USA), Inc..	23,710
Merrill Lynch Government Securities, Inc.	11,855
UBS Securities LLC	71,131
$ 550,719
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,122,488,000. Net unrealized depreciation aggregated $107,162,000, of which $6,264,000 related to appreciated investment securities and $113,426,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

April 30, 2006

1.800338.102

GOV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 25.5%
Fannie Mae:
3.125% 12/15/07	$ 160,000	$ 155,008
3.25% 1/15/08	63,390	61,457
3.25% 2/15/09	120,030	114,139
4% 9/2/08	10,120	9,844
4.5% 10/15/08	145,205	143,055
4.625% 1/15/08	82,408	81,708
4.625% 10/15/13	2,800	2,681
4.75% 12/15/10	286,876	280,834
4.875% 4/15/09	77,610	77,030
5.125% 1/2/14	15,000	14,550
5.5% 3/15/11	36,525	36,860
6.25% 2/1/11	19,445	20,098
6.375% 6/15/09	39,220	40,577
Federal Home Loan Bank 5.8% 9/2/08	7,750	7,836
Freddie Mac:
4% 8/17/07	5,305	5,228
4.125% 4/2/07	20,542	20,346
4.25% 7/15/09	4,460	4,340
4.875% 11/15/13	18,800	18,286
5.125% 4/18/08	60,000	59,981
5.75% 1/15/12	1,223	1,249
5.875% 3/21/11	34,550	35,150
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	18,725	18,949
6.8% 2/15/12	18,000	19,019
5.5% 9/18/23	100,500	99,771
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,948	5,171
6.99% 5/21/16	16,665	17,781
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	11,160	11,315
5.685% 5/15/12	16,815	17,110
6.49% 7/15/07	5,000	5,069
6.67% 9/15/09	2,120	2,219
7.17% 5/15/07	8,500	8,668
4.974% 8/15/13	16,940	16,542
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
secured:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 7,491	$ 7,149
Series 2002-20K Class 1, 5.08% 11/1/22	4,125	4,020
Series 2003 P10B, 5.136% 8/10/13	11,934	11,616
Series 2004-20H Class 1, 5.17% 8/1/24	3,595	3,497
Tennessee Valley Authority 5.375% 4/1/56	4,768	4,516
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,313
5.96% 8/1/09	9,930	10,004
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	623	630
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,462,616
U.S. Treasury Inflation Protected Obligations - 11.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	85,379	84,327
3.625% 4/15/28	87,219	104,893
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	159,415	151,573
1.875% 7/15/13	81,134	78,766
2% 7/15/14	42,162	41,089
2.375% 4/15/11	168,170	169,050
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		629,698
U.S. Treasury Obligations - 32.3%
U.S. Treasury Bonds:
6.125% 8/15/29	76,000	84,295
8% 11/15/21	142,000	182,293
U.S. Treasury Notes:
3.375% 9/15/09	160,903	153,373
3.75% 5/15/08	405,194	396,456
4.25% 8/15/13	59,275	56,545
4.25% 11/15/13	15,000	14,278
4.25% 11/15/14	403,500	381,418
4.25% 8/15/15	50,000	47,014
4.375% 12/15/10	57,000	55,724
4.5% 2/15/09 (b)	117,210	116,056
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 11/15/15	$ 260,000	$ 248,828
4.75% 5/15/14	123,381	121,082
TOTAL U.S. TREASURY OBLIGATIONS		1,857,362
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,034,451)		3,949,676
U.S. Government Agency - Mortgage Securities - 19.6%

Fannie Mae - 17.1%
3.734% 1/1/35 (e)	985	968
3.749% 12/1/34 (e)	772	759
3.75% 1/1/34 (e)	724	705
3.752% 10/1/33 (e)	693	676
3.752% 10/1/33 (e)	870	848
3.782% 12/1/34 (e)	155	152
3.792% 6/1/34 (e)	3,132	3,029
3.824% 6/1/33 (e)	510	500
3.829% 1/1/35 (e)	639	629
3.833% 4/1/33 (e)	2,321	2,280
3.847% 1/1/35 (e)	1,908	1,876
3.854% 10/1/33 (e)	20,096	19,674
3.869% 1/1/35 (e)	1,146	1,128
3.879% 6/1/33 (e)	2,663	2,614
3.902% 10/1/34 (e)	759	748
3.913% 5/1/34 (e)	243	243
3.917% 12/1/34 (e)	590	581
3.947% 11/1/34 (e)	1,239	1,222
3.957% 1/1/35 (e)	792	781
3.96% 5/1/33 (e)	228	224
3.972% 12/1/34 (e)	620	611
3.978% 12/1/34 (e)	814	803
3.983% 12/1/34 (e)	4,196	4,137
3.988% 1/1/35 (e)	516	509
4% 1/1/18 to 6/1/20	16,737	15,641
4.003% 12/1/34 (e)	399	393
4.006% 2/1/35 (e)	569	561
4.013% 1/1/35 (e)	1,122	1,107
4.021% 2/1/35 (e)	517	510
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.042% 12/1/34 (e)	$ 1,146	$ 1,131
4.048% 10/1/18 (e)	619	608
4.05% 1/1/35 (e)	307	303
4.051% 1/1/35 (e)	536	529
4.066% 4/1/33 (e)	230	227
4.067% 1/1/35 (e)	1,067	1,053
4.09% 2/1/35 (e)	401	395
4.091% 2/1/35 (e)	1,072	1,057
4.092% 2/1/35 (e)	418	413
4.106% 2/1/35 (e)	2,027	2,002
4.109% 1/1/35 (e)	1,170	1,154
4.113% 11/1/34 (e)	929	918
4.115% 2/1/35 (e)	1,328	1,311
4.121% 1/1/35 (e)	1,119	1,105
4.122% 1/1/35 (e)	2,037	2,012
4.144% 1/1/35 (e)	1,737	1,722
4.153% 2/1/35 (e)	1,120	1,105
4.166% 11/1/34 (e)	270	267
4.176% 1/1/35 (e)	990	978
4.178% 1/1/35 (e)	2,050	2,027
4.178% 1/1/35 (e)	1,410	1,371
4.188% 10/1/34 (e)	1,718	1,705
4.22% 3/1/34 (e)	592	580
4.223% 1/1/35 (e)	614	607
4.248% 1/1/34 (e)	2,026	1,990
4.25% 2/1/35 (e)	724	705
4.267% 2/1/35 (e)	395	391
4.27% 10/1/34 (e)	186	184
4.28% 8/1/33 (e)	1,377	1,360
4.283% 3/1/35 (e)	646	638
4.287% 7/1/34 (e)	516	515
4.294% 3/1/33 (e)	905	895
4.299% 5/1/35 (e)	931	922
4.304% 3/1/33 (e)	334	325
4.304% 12/1/34 (e)	402	398
4.315% 10/1/33 (e)	340	335
4.316% 3/1/33 (e)	346	337
4.339% 9/1/34 (e)	1,027	1,018
4.345% 6/1/33 (e)	439	434
4.354% 9/1/34 (e)	2,440	2,432
4.356% 1/1/35 (e)	717	699
4.357% 4/1/35 (e)	462	457
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 2/1/34 (e)	$ 1,580	$ 1,554
4.392% 1/1/35 (e)	815	807
4.393% 11/1/34 (e)	8,571	8,496
4.395% 5/1/35 (e)	2,079	2,056
4.398% 2/1/35 (e)	1,067	1,041
4.402% 10/1/34 (e)	4,068	3,983
4.434% 10/1/34 (e)	3,282	3,257
4.436% 4/1/34 (e)	1,086	1,074
4.438% 3/1/35 (e)	949	926
4.465% 8/1/34 (e)	2,088	2,056
4.474% 5/1/35 (e)	687	681
4.481% 1/1/35 (e)	1,002	994
4.5% 7/1/18 to 12/1/20 (g)	8,871	8,450
4.5% 5/1/21 (d)	68,000	64,740
4.504% 8/1/34 (e)	1,362	1,359
4.512% 10/1/35 (e)	367	363
4.526% 2/1/35 (e)	12,556	12,385
4.54% 2/1/35 (e)	4,387	4,354
4.541% 7/1/34 (e)	1,132	1,133
4.543% 2/1/35 (e)	461	458
4.545% 7/1/35 (e)	2,590	2,564
4.546% 2/1/35 (e)	707	702
4.555% 1/1/35 (e)	1,527	1,516
4.559% 9/1/34 (e)	2,859	2,841
4.582% 9/1/34 (e)	20,436	20,087
4.584% 8/1/34 (e)	1,023	1,023
4.584% 7/1/35 (e)	3,054	3,025
4.587% 2/1/35 (e)	3,284	3,218
4.618% 7/1/34 (e)	29,790	29,632
4.629% 9/1/34 (e)	297	297
4.633% 3/1/35 (e)	385	383
4.641% 1/1/33 (e)	503	500
4.704% 3/1/35 (e)	1,151	1,130
4.705% 10/1/32 (e)	179	178
4.726% 7/1/34 (e)	1,959	1,932
4.728% 1/1/35 (e)	3,620	3,603
4.731% 2/1/33 (e)	157	156
4.74% 10/1/34 (e)	2,979	2,938
4.746% 1/1/35 (e)	135	134
4.747% 10/1/32 (e)	197	196
4.798% 12/1/32 (e)	963	960
4.798% 12/1/34 (e)	751	741
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.812% 6/1/35 (e)	$ 3,628	$ 3,606
4.815% 2/1/33 (e)	1,105	1,101
4.815% 5/1/33 (e)	42	42
4.83% 8/1/34 (e)	812	810
4.844% 11/1/34 (e)	2,393	2,364
4.873% 10/1/34 (e)	8,995	8,892
4.88% 7/1/34 (e)	10,690	10,580
4.887% 10/1/35 (e)	2,061	2,038
4.969% 12/1/32 (e)	73	73
4.984% 11/1/32 (e)	558	557
5% 12/1/15 to 8/1/35	170,362	162,776
5% 2/1/35 (e)	346	346
5.042% 7/1/34 (e)	444	441
5.063% 11/1/34 (e)	200	199
5.081% 9/1/34 (e)	7,513	7,462
5.103% 9/1/34 (e)	752	748
5.104% 5/1/35 (e)	4,814	4,810
5.172% 5/1/35 (e)	2,986	2,966
5.177% 5/1/35 (e)	8,157	8,100
5.197% 8/1/33 (e)	1,087	1,083
5.197% 6/1/35 (e)	3,399	3,400
5.221% 5/1/35 (e)	8,419	8,366
5.231% 3/1/35 (e)	483	481
5.318% 7/1/35 (e)	495	496
5.343% 12/1/34 (e)	1,310	1,307
5.5% 4/1/09 to 12/1/35	365,175	357,212
5.505% 2/1/36 (e)	13,931	13,882
5.636% 1/1/36 (e)	3,878	3,880
6% 9/1/17 to 10/1/32	36,099	36,232
6.5% 3/1/13 to 3/1/35	28,307	28,893
7% 7/1/13 to 5/1/30	3,554	3,672
7.5% 8/1/10 to 10/1/15	213	218
8% 1/1/22	59	60
8.5% 1/1/15 to 4/1/16	662	690
9% 5/1/14	656	655
9.5% 11/15/09 to 10/1/20	1,090	1,180
10% 8/1/10	16	17
11.5% 6/15/19 to 1/15/21	1,900	2,130
		982,212
Freddie Mac - 2.3%
4.05% 12/1/34 (e)	739	727
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.106% 12/1/34 (e)	$ 1,049	$ 1,033
4.152% 1/1/35 (e)	956	941
4.263% 3/1/35 (e)	948	935
4.294% 5/1/35 (e)	1,705	1,682
4.304% 12/1/34 (e)	1,038	1,009
4.33% 1/1/35 (e)	2,224	2,195
4.353% 2/1/35 (e)	2,010	1,984
4.443% 3/1/35 (e)	988	960
4.45% 2/1/34 (e)	945	928
4.462% 6/1/35 (e)	1,417	1,397
4.482% 3/1/35 (e)	1,080	1,052
4.484% 3/1/35 (e)	6,916	6,800
4.5% 4/1/19	5,710	5,437
4.552% 2/1/35 (e)	1,540	1,501
4.704% 9/1/35 (e)	34,300	33,873
4.768% 10/1/32 (e)	141	140
4.869% 3/1/33 (e)	406	404
5% 1/1/09 to 9/1/35	9,094	8,622
5.007% 4/1/35 (e)	5,268	5,242
5.143% 4/1/35 (e)	5,215	5,157
5.338% 6/1/35 (e)	3,759	3,738
5.405% 8/1/33 (e)	417	418
5.5% 11/1/20	27,145	26,906
5.571% 1/1/36 (e)	6,806	6,773
5.588% 4/1/32 (e)	205	207
6% 5/1/33	8,710	8,712
7% 4/1/11	5	5
7.5% 5/1/11 to 5/1/16	2,100	2,165
8% 1/1/10 to 6/1/11	24	25
8.5% 8/1/08 to 12/1/25	132	137
9% 8/1/09 to 12/1/10	78	80
9.75% 8/1/14	170	170
		131,355
Government National Mortgage Association - 0.2%
4.25% 7/20/34 (e)	1,464	1,443
6% 7/15/08 to 12/15/10	3,705	3,773
6.5% 5/15/28 to 11/15/32	1,100	1,131
7% 10/15/26 to 8/15/32	52	55
7.5% 3/15/28 to 8/15/28	148	156
8% 11/15/06 to 12/15/23	1,121	1,179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 10/15/08 to 1/15/25	$ 35	$ 35
9.5% 2/15/25	1	1
		7,773
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,147,052)		1,121,340
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.1094% 9/25/35 (e) (Cost $37,030)	37,030	37,095
Collateralized Mortgage Obligations - 11.2%

U.S. Government Agency - 11.2%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	3,178	3,182
Series 1993-160 Class PK, 6.5% 11/25/22	144	144
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,778
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,617
Series 1994-27 Class PJ, 6.5% 6/25/23	1,737	1,743
Series 1994-50 Class PJ, 6.5% 8/25/23	14,151	14,287
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,512
Series 2003-24 CLass PB, 4.5% 12/25/12	14,246	14,114
Series 2003-28 Class KG, 5.5% 4/25/23	4,225	4,030
Series 2006-37 Class OW, 5/25/36 (f)	5,582	3,909
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	4,032	4,206
Fannie Mae Grantor Trust floater Series 2005-93:
Class MF, 5.2094% 8/25/34 (e)	31,026	30,923
Class NF, 5.2094% 8/25/34 (e)	19,509	19,397
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2003-122 Class FL, 5.3094% 7/25/29 (e)	3,093	3,103
Series 2003-131 Class FM, 5.3594% 12/25/29 (e)	2,290	2,300
Series 2004-33 Class FW, 5.3594% 8/25/25 (e)	5,314	5,335
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	15,420	15,586
Series 2003-91 Class HA, 4.5% 11/25/16	8,590	8,356
Series 2005-102 Class CO, 11/25/35 (f)	7,417	5,355
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2006-12 Class BO, 10/25/35 (f)	$ 26,299	$ 18,968
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	20,905	20,325
Series 2004-3 Class BA, 4% 7/25/17	700	668
Series 2004-86 Class KC, 4.5% 5/25/19	3,054	2,940
Series 2004-91 Class AH, 4.5% 5/25/29	6,059	5,884
Series 2005-41 Class WY, 5.5% 5/25/25	15,330	14,594
Series 2002-50 Class LE, 7% 12/25/29	451	454
7/25/34 (d)(f)	5,795	4,287
Freddie Mac:
floater:
Series 2344 Class FP, 5.86% 8/15/31 (e)	3,979	4,055
Series 3028 Class FM, 5.16% 9/15/35 (e)	18,983	18,936
planned amortization class:
Series 1413 Class J, 4% 11/15/07	1,187	1,178
Series 3145 Class GO, 4/15/36 (f)	9,770	6,756
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,451	2,468
Series 2516 Class AH, 5% 1/15/16	3,153	3,125
Series 3151 Class PO, 8/15/35 (d)(f)	10,345	7,123
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,200	9,429
Series 1560 Class PN, 7% 12/15/12	12,503	12,691
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (e)	6,928	7,108
Class PF, 5.89% 12/15/31 (e)	6,340	6,535
Series 2410 Class PF, 5.89% 2/15/32 (e)	13,897	14,315
Series 2412 Class GF, 5.86% 2/15/32 (e)	3,348	3,446
Series 2553 Class FB, 5.41% 3/15/29 (e)	17,107	17,225
Series 2577 Class FW, 5.41% 1/15/30 (e)	11,925	12,015
Series 2861 Class GF, 5.21% 1/15/21 (e)	3,147	3,150
Series 2994 Class FB, 5.06% 6/15/20 (e)	4,371	4,359
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	438	438
Series 1614 Class L, 6.5% 7/15/23	8,138	8,299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 1727 Class H, 6.5% 8/15/23	$ 3,233	$ 3,241
Series 2006-15 Class OP, 3/25/36 (f)	6,704	4,626
Series 2461 Class PG, 6.5% 1/15/31	255	255
Series 2628 Class OE, 4.5% 6/15/18	9,400	8,766
Series 2690:
Class PD, 5% 2/15/27	12,900	12,735
Class TB, 4.5% 12/15/17	4,324	4,306
Series 2755 Class LC, 4% 6/15/27	9,685	9,218
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,624
Series 2763 Class PD, 4.5% 12/15/17	10,335	9,745
Series 2770 Class UD, 4.5% 5/15/17	15,620	14,770
Series 2780 Class OC, 4.5% 3/15/17	4,980	4,796
Series 2802 Class OB, 6% 5/15/34	7,795	7,733
Series 2828 Class JA, 4.5% 1/15/10	5,859	5,828
Series 2831 Class PB, 5% 7/15/19	5,035	4,801
Series 2885 Class PC, 4.5% 3/15/18	6,710	6,426
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,158
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,534
Series 3077 Class TO, 4/15/35 (f)	14,762	10,262
Series 3102 Class OH, 1/15/36 (f)	6,550	4,683
Series 3121 Class KO, 3/15/36 (f)	5,888	4,350
Series 3122 Class OP, 3/15/36 (f)	11,385	7,807
Series 3123 Class LO, 3/15/36 (f)	10,726	7,374
sequential pay:
Series 2608 Class FJ, 5.31% 3/15/17 (e)	10,512	10,563
Series 2638 Class FA, 5.31% 11/15/16 (e)	9,720	9,762
Series 2644 Class EF, 5.26% 2/15/18 (e)	10,956	11,004
Series 2809 Class UA, 4% 12/15/14	4,164	4,064
Series 2866 Class N, 4.5% 12/15/18	5,873	5,698
Series 2998 Class LY, 5.5% 7/15/25	1,720	1,637
Series 3007 Class EW, 5.5% 7/15/25	6,620	6,350
Series 2769 Class BU, 5% 3/15/34	5,027	4,755
target amortization class Series 2156 Class TC, 6.25% 5/15/29	7,503	7,598
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 6,247	$ 6,458
Series 2005-58 Class NJ, 4.5% 8/20/35	16,000	15,554
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $655,988)		644,129
Cash Equivalents - 2.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
4.78%, dated 4/28/06 due 5/1/06	$ 15,146	15,140
4.79%, dated 4/28/06 due 5/1/06 (a)	119,133	119,085
TOTAL CASH EQUIVALENTS (Cost $134,225)		134,225
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,008,746)		5,886,465
NET OTHER ASSETS - (2.6)%		(147,555)
NET ASSETS - 100%		$ 5,738,910
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 55,000	$ 3,790
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	300,000	(1,305)
		$ 355,000	$ 2,485
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,315,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) A portion of the security is subject to a forward commitment to sell.
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,003,657,000. Net unrealized depreciation aggregated $117,192,000, of which $7,465,000 related to appreciated investment securities and $124,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government Income Fund

April 30, 2006

1.800340.102

SLM-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 30.0%
Fannie Mae:
3.25% 1/15/08	$ 10,370	$ 10,054
3.25% 2/15/09	745	708
4.5% 10/15/08	7,090	6,985
4.625% 10/15/13	570	546
4.75% 12/15/10	58,500	57,268
4.875% 4/15/09	5,500	5,459
5.125% 1/2/14	6,000	5,820
5.5% 3/15/11	18,235	18,402
6% 5/15/11	42,889	44,218
6.25% 2/1/11	1,285	1,328
6.375% 6/15/09	11,870	12,281
Federal Home Loan Bank 5.8% 9/2/08	9,595	9,702
Freddie Mac:
5.125% 4/18/08	10,000	9,997
5.75% 1/15/12	986	1,007
5.875% 3/21/11	1,075	1,094
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.39% 6/26/06	500	506
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	11,005	11,136
6.8% 2/15/12	7,500	7,924
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	9,000	9,125
5.685% 5/15/12	3,915	3,984
4.974% 8/15/13	3,435	3,354
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	833	810
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,122
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	643	650
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		232,480
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 12.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 25,171	$ 23,933
1.625% 1/15/15	38,500	36,281
2% 1/15/14	21,506	20,985
2.375% 4/15/11	16,016	16,100
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		97,299
U.S. Treasury Obligations - 28.5%
U.S. Treasury Notes:
3.375% 9/15/09	76,205	72,639
3.75% 5/15/08	79,942	78,218
4.25% 11/15/14	29,000	27,413
4.375% 12/15/10	24,060	23,521
4.75% 5/15/14	19,058	18,703
TOTAL U.S. TREASURY OBLIGATIONS		220,494
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $563,409)		550,273
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 9.8%
3.734% 1/1/35 (b)	206	203
3.749% 12/1/34 (b)	140	138
3.752% 10/1/33 (b)	116	113
3.782% 12/1/34 (b)	28	28
3.792% 6/1/34 (b)	582	563
3.824% 6/1/33 (b)	107	105
3.829% 1/1/35 (b)	142	140
3.847% 1/1/35 (b)	389	383
3.854% 10/1/33 (b)	2,838	2,779
3.869% 1/1/35 (b)	237	233
3.879% 6/1/33 (b)	566	556
3.902% 10/1/34 (b)	158	156
3.913% 5/1/34 (b)	37	37
3.917% 12/1/34 (b)	133	131
3.947% 11/1/34 (b)	264	260
3.957% 1/1/35 (b)	172	170
3.96% 5/1/33 (b)	40	40
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.972% 12/1/34 (b)	$ 124	$ 122
3.978% 12/1/34 (b)	170	167
3.983% 12/1/34 (b)	846	834
3.988% 1/1/35 (b)	107	105
4% 9/1/18	1,982	1,853
4.003% 12/1/34 (b)	87	85
4.006% 2/1/35 (b)	114	112
4.013% 1/1/35 (b)	232	228
4.021% 2/1/35 (b)	103	102
4.042% 12/1/34 (b)	248	245
4.048% 10/1/18 (b)	115	113
4.05% 1/1/35 (b)	61	61
4.051% 1/1/35 (b)	107	106
4.066% 4/1/33 (b)	47	47
4.067% 1/1/35 (b)	230	227
4.09% 2/1/35 (b)	76	75
4.091% 2/1/35 (b)	222	219
4.092% 2/1/35 (b)	73	72
4.106% 2/1/35 (b)	409	404
4.109% 1/1/35 (b)	235	232
4.113% 11/1/34 (b)	186	184
4.115% 2/1/35 (b)	273	269
4.121% 1/1/35 (b)	237	234
4.122% 1/1/35 (b)	415	410
4.144% 1/1/35 (b)	351	348
4.153% 2/1/35 (b)	202	199
4.166% 11/1/34 (b)	61	61
4.176% 1/1/35 (b)	198	196
4.178% 1/1/35 (b)	419	415
4.178% 1/1/35 (b)	266	258
4.188% 10/1/34 (b)	340	337
4.22% 3/1/34 (b)	104	102
4.223% 1/1/35 (b)	123	121
4.248% 1/1/34 (b)	305	300
4.25% 2/1/35 (b)	128	124
4.267% 2/1/35 (b)	66	65
4.27% 10/1/34 (b)	62	61
4.28% 8/1/33 (b)	254	251
4.283% 3/1/35 (b)	114	113
4.287% 7/1/34 (b)	109	108
4.294% 3/1/33 (b)	140	139
4.299% 5/1/35 (b)	172	171
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.304% 12/1/34 (b)	$ 91	$ 90
4.315% 10/1/33 (b)	53	52
4.316% 3/1/33 (b)	69	67
4.339% 9/1/34 (b)	139	138
4.345% 6/1/33 (b)	70	69
4.354% 9/1/34 (b)	994	986
4.354% 9/1/34 (b)	380	378
4.356% 1/1/35 (b)	127	123
4.357% 4/1/35 (b)	77	76
4.362% 2/1/34 (b)	308	303
4.392% 1/1/35 (b)	145	143
4.393% 11/1/34 (b)	1,858	1,842
4.395% 5/1/35 (b)	370	366
4.398% 2/1/35 (b)	201	196
4.402% 10/1/34 (b)	631	618
4.434% 10/1/34 (b)	653	648
4.436% 4/1/34 (b)	195	193
4.438% 3/1/35 (b)	190	185
4.465% 8/1/34 (b)	394	388
4.474% 5/1/35 (b)	153	151
4.481% 1/1/35 (b)	179	178
4.504% 8/1/34 (b)	272	271
4.512% 10/1/35 (b)	92	91
4.526% 2/1/35 (b)	1,752	1,728
4.54% 2/1/35 (b)	825	819
4.541% 7/1/34 (b)	184	185
4.543% 2/1/35 (b)	89	89
4.545% 7/1/35 (b)	442	438
4.546% 2/1/35 (b)	129	128
4.555% 1/1/35 (b)	238	237
4.559% 9/1/34 (b)	442	439
4.579% 7/1/36 (b)	828	826
4.582% 9/1/34 (b)	2,959	2,909
4.584% 8/1/34 (b)	158	158
4.584% 7/1/35 (b)	413	409
4.587% 2/1/35 (b)	488	478
4.618% 7/1/34 (b)	4,149	4,127
4.629% 9/1/34 (b)	52	52
4.633% 3/1/35 (b)	58	57
4.641% 1/1/33 (b)	78	77
4.677% 3/1/35 (b)	1,034	1,028
4.704% 3/1/35 (b)	222	218
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.705% 10/1/32 (b)	$ 25	$ 25
4.726% 7/1/34 (b)	373	368
4.728% 1/1/35 (b)	492	489
4.731% 2/1/33 (b)	25	25
4.74% 10/1/34 (b)	426	420
4.746% 1/1/35 (b)	15	15
4.747% 10/1/32 (b)	32	32
4.798% 12/1/32 (b)	175	174
4.798% 12/1/34 (b)	122	121
4.812% 6/1/35 (b)	488	485
4.815% 2/1/33 (b)	152	151
4.815% 5/1/33 (b)	11	11
4.83% 8/1/34 (b)	125	125
4.844% 11/1/34 (b)	337	333
4.873% 10/1/34 (b)	1,238	1,224
4.887% 10/1/35 (b)	283	280
4.969% 12/1/32 (b)	11	11
4.984% 11/1/32 (b)	87	87
5% 2/1/35 (b)	54	54
5.042% 7/1/34 (b)	69	68
5.063% 11/1/34 (b)	29	28
5.081% 9/1/34 (b)	1,042	1,035
5.103% 9/1/34 (b)	100	100
5.104% 5/1/35 (b)	842	841
5.172% 5/1/35 (b)	427	424
5.177% 5/1/35 (b)	1,107	1,099
5.197% 8/1/33 (b)	168	168
5.197% 6/1/35 (b)	589	590
5.221% 5/1/35 (b)	1,160	1,152
5.231% 3/1/35 (b)	80	80
5.318% 7/1/35 (b)	77	77
5.343% 12/1/34 (b)	177	177
5.5% 1/1/09 to 3/1/20	14,615	14,523
5.505% 2/1/36 (b)	1,884	1,877
5.636% 1/1/36 (b)	525	525
6% 4/1/16 to 11/1/17	1,846	1,869
6.5% 2/1/17 to 3/1/35	6,487	6,621
7% 12/1/08 to 9/1/31	632	644
9% 2/1/13	173	182
9.5% 11/15/09	225	236
10.25% 10/1/09 to 10/1/18	11	11
11% 8/1/10 to 1/1/16	483	520
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14 to 1/1/16	$ 68	$ 76
11.5% 9/1/11 to 6/15/19	294	326
12.25% 7/1/12 to 9/1/13	17	18
12.5% 9/1/12 to 7/1/16	203	233
12.75% 10/1/11 to 6/1/15	162	180
13% 7/1/13 to 7/1/15	87	101
13.25% 9/1/11	96	108
13.5% 11/1/14 to 12/1/14	17	20
15% 4/1/12	3	4
		76,207
Freddie Mac - 2.5%
4% 1/1/19 to 4/1/19	2,233	2,083
4.05% 12/1/34 (b)	134	132
4.106% 12/1/34 (b)	183	180
4.152% 1/1/35 (b)	613	604
4.263% 3/1/35 (b)	182	180
4.294% 5/1/35 (b)	314	309
4.304% 12/1/34 (b)	200	194
4.353% 2/1/35 (b)	388	383
4.443% 3/1/35 (b)	184	179
4.45% 2/1/34 (b)	182	178
4.462% 6/1/35 (b)	250	247
4.482% 3/1/35 (b)	212	206
4.484% 3/1/35 (b)	1,229	1,208
4.552% 2/1/35 (b)	308	300
4.704% 9/1/35 (b)	5,125	5,061
4.768% 10/1/32 (b)	26	25
4.869% 3/1/33 (b)	62	62
5% 9/1/35	66	62
5.007% 4/1/35 (b)	963	958
5.069% 9/1/32 (b)	452	451
5.143% 4/1/35 (b)	722	714
5.338% 6/1/35 (b)	509	506
5.405% 8/1/33 (b)	96	97
5.5% 11/1/20	151	150
5.571% 1/1/36 (b)	916	912
5.588% 4/1/32 (b)	31	32
6.5% 5/1/08	70	71
8.5% 6/1/14 to 6/1/17	115	117
9% 11/1/09 to 8/1/16	59	61
9.5% 7/1/16 to 8/1/21	423	458
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10% 7/1/09 to 3/1/21	$ 966	$ 1,050
10.5% 9/1/09 to 5/1/21	100	107
11% 2/1/11 to 9/1/20	45	50
11.25% 2/1/10 to 10/1/14	118	129
11.5% 10/1/15 to 8/1/19	64	71
11.75% 11/1/11 to 7/1/15	13	15
12% 10/1/09 to 11/1/19	206	228
12.25% 12/1/11 to 8/1/15	132	150
12.5% 10/1/09 to 6/1/19	1,038	1,168
12.75% 2/1/10 to 10/1/10	10	11
13% 9/1/10 to 5/1/17	165	189
13.25% 11/1/10 to 12/1/14	42	48
13.5% 11/1/10 to 8/1/11	45	51
14% 11/1/12 to 4/1/16	7	8
14.5% 12/1/10	2	2
14.75% 3/1/10	2	2
16.25% 7/1/11	1	1
		19,400
Government National Mortgage Association - 0.3%
8% 9/15/06 to 12/15/23	614	643
8.5% 6/15/16 to 2/15/17	8	9
10.5% 9/15/15 to 10/15/21	997	1,130
10.75% 12/15/09 to 3/15/10	16	17
11% 7/20/15 to 1/20/21	46	52
12.5% 12/15/10	2	2
13% 1/15/11 to 3/15/14	97	110
13.25% 8/15/14	11	13
13.5% 7/15/11 to 12/15/14	27	31
14% 6/15/11	7	9
17% 12/15/11	2	3
		2,019
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $98,547)		97,626
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.1094% 9/25/35 (b) (Cost $6,285)	6,285	6,296
Collateralized Mortgage Obligations - 13.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 13.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 4.19% 4/25/24 (b)	$ 4,585	$ 4,454
Series 2003-25 Class CF, 5.3094% 3/25/17 (b)	2,592	2,602
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	113	122
Series 1994-12 Class PH, 6.25% 1/25/09	1,228	1,235
Series 2003-24 CLass PB, 4.5% 12/25/12	1,982	1,964
Series 2003-28 Class KG, 5.5% 4/25/23	725	692
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,886
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	5,305	5,324
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.9394% 8/25/31 (b)	1,000	1,027
Series 2002-60 Class FV, 5.9594% 4/25/32 (b)	309	320
Series 2002-68 Class FH, 5.41% 10/18/32 (b)	1,227	1,245
Series 2002-74 Class FV, 5.4094% 11/25/32 (b)	4,900	4,941
Series 2002-75 Class FA, 5.9594% 11/25/32 (b)	634	656
Series 2003-122 Class FL, 5.3094% 7/25/29 (b)	525	526
Series 2003-131 Class FM, 5.3594% 12/25/29 (b)	372	373
Series 2003-15 Class WF, 5.3094% 8/25/17 (b)	642	645
Series 2004-31 Class F, 5.2594% 6/25/30 (b)	950	952
Series 2004-33 Class FW, 5.3594% 8/25/25 (b)	901	904
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	420	419
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,284
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,038
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,445
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,544	3,446
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,950
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,475
Series 2002-50 Class LE, 7% 12/25/29	121	121
Series 2005-69 Class ZL, 4.5% 8/25/25	674	672
Freddie Mac floater:
Series 2344 Class FP, 5.86% 8/15/31 (b)	603	615
Series 3028 Class FM, 5.16% 9/15/35 (b)	2,916	2,908
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (b)	$ 1,198	$ 1,229
Class PF, 5.89% 12/15/31 (b)	1,095	1,129
Series 2410 Class PF, 5.89% 2/15/32 (b)	2,404	2,476
Series 2412 Class GF, 5.86% 2/15/32 (b)	504	519
Series 2526 Class FC, 5.31% 11/15/32 (b)	1,415	1,426
Series 2553 Class FB, 5.41% 3/15/29 (b)	2,770	2,789
Series 2577 Class FW, 5.41% 1/15/30 (b)	1,933	1,948
Series 2625 Class FJ, 5.21% 7/15/17 (b)	1,537	1,539
Series 2861 Class GF, 5.21% 1/15/21 (b)	510	510
Series 2994 Class FB, 5.06% 6/15/20 (b)	743	741
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	1,365	1,369
Series 2640:
Class GE, 4.5% 7/15/18	3,690	3,438
Class GR, 3% 3/15/10	542	539
Series 2752 Class PW, 4% 4/15/22	2,600	2,544
Series 2802 Class OB, 6% 5/15/34	1,355	1,344
Series 2810 Class PD, 6% 6/15/33	1,020	1,006
Series 2828 Class JA, 4.5% 1/15/10	1,184	1,178
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	3,214	3,323
Series 2608 Class FJ, 5.31% 3/15/17 (b)	1,593	1,601
Series 2617 Class GW, 3.5% 6/15/16	2,161	2,096
Series 2638 Class FA, 5.31% 11/15/16 (b)	1,474	1,480
Series 2644 Class EF, 5.26% 2/15/18 (b)	1,661	1,668
Series 2866 Class N, 4.5% 12/15/18	1,340	1,300
Series 2998 Class LY, 5.5% 7/15/25	295	281
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,079
Series 3013 Class VJ, 5% 1/15/14	2,300	2,274
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,582
Series 2769 Class BU, 5% 3/15/34	1,227	1,161
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,100	3,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,577)		103,824
Cash Equivalents - 1.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06) (Cost $11,493)	$ 11,498	$ 11,493
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $785,311)		769,512
NET OTHER ASSETS - 0.6%		4,865
NET ASSETS - 100%		$ 774,377
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,125,000 or 1.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $784,465,000. Net unrealized depreciation aggregated $14,953,000, of which $952,000 related to appreciated investment securities and $15,905,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

April 30, 2006

1.800361.102

TBD-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 87,500
Delphi Corp. 6.5% 8/15/13 (b)	185,000	124,875
Goodyear Tire & Rubber Co. 9% 7/1/15	100,000	103,250
Tenneco, Inc. 8.625% 11/15/14	205,000	207,050
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,743
Visteon Corp. 7% 3/10/14	290,000	233,450
		849,868
Automobiles - 0.3%
Ford Motor Co. 6.625% 10/1/28	1,635,000	1,119,975
General Motors Corp.:
6.375% 5/1/08	300,000	255,750
8.25% 7/15/23	300,000	217,500
		1,593,225
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (e)	40,000	41,000
Carriage Services, Inc. 7.875% 1/15/15	200,000	201,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,625
6.75% 4/1/16	305,000	292,800
		609,925
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13	105,000	106,575
Domino's, Inc. 8.25% 7/1/11	55,000	56,788
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	61,950
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,063
8% 11/15/13	225,000	231,469
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,750
8.125% 6/1/12	70,000	72,450
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,450
Host Marriott LP:
6.75% 6/1/16 (e)	100,000	99,000
7.125% 11/1/13	35,000	35,525
Kerzner International Ltd. 6.75% 10/1/15	140,000	145,250
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	129,600
MGM MIRAGE:
6% 10/1/09	50,000	49,250
8.375% 2/1/11	40,000	42,200
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 7.125% 8/15/14	$ 40,000	$ 40,000
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	142,763
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	80,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	146,300
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	247,500
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	30,000	29,925
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	69,825
7.25% 5/1/12	50,000	49,875
Six Flags, Inc.:
9.625% 6/1/14	180,000	182,250
9.75% 4/15/13	55,000	55,825
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	99,000
Station Casinos, Inc.:
6% 4/1/12	70,000	67,900
6.5% 2/1/14	40,000	38,800
6.625% 3/15/18 (e)	50,000	47,563
6.875% 3/1/16	150,000	147,750
Town Sports International, Inc. 9.625% 4/15/11	165,000	172,838
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	95,000	104,619
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	64,400
Vail Resorts, Inc. 6.75% 2/15/14	60,000	57,825
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	42,000	44,205
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	166,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	155,200
		3,442,283
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	634,458
Goodman Global Holdings, Inc. 7.875% 12/15/12	80,000	80,000
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	45,855
6.5% 1/15/14	100,000	94,020
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
8.875% 4/1/12	$ 10,000	$ 10,500
KB Home 7.25% 6/15/18	100,000	97,720
Sealy Mattress Co. 8.25% 6/15/14	50,000	52,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	210,000	193,725
7.5% 1/15/15	175,000	152,688
8.25% 4/1/11 (e)	200,000	199,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (e)	75,000	75,938
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,088
		1,671,992
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	541,266
Cablevision Systems Corp.:
8% 4/15/12	230,000	230,575
9.62% 4/1/09 (g)	40,000	42,400
CanWest Media, Inc. 8% 9/15/12	30,000	30,225
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	115,000	115,863
10.25% 9/15/10 (e)	100,000	100,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	70,525
Cinemark, Inc. 0% 3/15/14 (c)	100,000	79,500
Comcast Corp.:
4.95% 6/15/16	530,000	479,648
5.5% 3/15/11	625,000	618,609
5.85% 1/15/10	500,000	502,058
6.45% 3/15/37	645,000	613,957
Cox Communications, Inc. 4.625% 6/1/13	1,060,000	963,339
CSC Holdings, Inc.:
7.25% 4/15/12 (e)(g)	160,000	159,600
7.875% 2/15/18	150,000	151,500
8.125% 7/15/09	65,000	67,438
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	80,750
0% 11/15/13 (c)	5,000	4,250
8% 11/15/13	10,000	10,250
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 150,000	$ 146,250
6.625% 10/1/14	100,000	96,500
7.125% 2/1/16 (e)	250,000	244,375
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (d)	292,015	291,650
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,400
Houghton Mifflin Co.:
0% 10/15/13 (c)	200,000	170,000
8.25% 2/1/11	100,000	103,875
9.875% 2/1/13	145,000	156,600
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	78,200
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	102,875
Liberty Media Corp.:
5.7% 5/15/13	570,000	530,100
8.5% 7/15/29	130,000	126,203
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	204,250
MediaNews Group, Inc. 6.375% 4/1/14	100,000	88,500
News America Holdings, Inc. 7.75% 12/1/45	170,000	181,862
News America, Inc.:
6.2% 12/15/34	330,000	305,148
6.4% 12/15/35 (e)	500,000	472,563
Nexstar Broadcasting, Inc. 7% 1/15/14	300,000	280,500
PanAmSat Corp. 9% 8/15/14	84,000	88,309
Paxson Communications Corp.:
8.3183% 1/15/12 (e)(g)	200,000	205,000
11.3183% 1/15/13 (e)(g)	200,000	202,000
Quebecor Media, Inc. 7.75% 3/15/16 (e)	150,000	153,188
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,800
10.375% 9/1/14 (e)	30,000	33,488
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	100,000	97,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,143,811
Time Warner, Inc. 9.125% 1/15/13	40,000	46,048
Viacom, Inc. 5.75% 4/30/11 (e)	460,000	456,628
		10,985,376
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	$ 100,000	$ 106,250
The May Department Stores Co. 6.7% 7/15/34	620,000	614,487
		720,737
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	60,000
9% 6/15/12	15,000	15,375
AutoNation, Inc. 7% 4/15/14 (e)	50,000	50,375
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	170,000
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	82,350
Sonic Automotive, Inc. 8.625% 8/15/13	265,000	272,288
United Auto Group, Inc. 9.625% 3/15/12	50,000	53,313
		703,701
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	39,700
Levi Strauss & Co.:
8.875% 4/1/16 (e)	100,000	100,000
9.74% 4/1/12 (g)	70,000	72,888
9.75% 1/15/15	180,000	189,450
12.25% 12/15/12	65,000	73,775
		475,813
TOTAL CONSUMER DISCRETIONARY		21,052,920
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	392,427
Molson Coors Capital Finance ULC 4.85% 9/22/10	1,000,000	968,489
		1,360,916
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,000
8.25% 7/15/10	40,000	42,250
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,475
8.5% 8/1/14	60,000	56,100
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	$ 115,000	$ 121,613
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	79,600
		369,038
Food Products - 0.2%
B&G Foods, Inc. 8% 10/1/11	40,000	40,900
Doane Pet Care Co.:
10.625% 11/15/15	50,000	61,000
10.75% 3/1/10	125,000	136,250
H.J. Heinz Co. 6.428% 12/1/08 (e)(g)	450,000	457,286
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	121,500
NPI Merger Corp. 9.23% 10/15/13 (e)(g)	20,000	20,450
Pierre Foods, Inc. 9.875% 7/15/12	40,000	41,400
Swift & Co.:
10.125% 10/1/09	100,000	102,500
12.5% 1/1/10	80,000	80,000
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	153,248
		1,214,534
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	365,000	357,299
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	97,750
		455,049
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	233,308
TOTAL CONSUMER STAPLES		3,632,845
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	329,411
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	824,404
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	45,100
Hanover Compressor Co.:
7.5% 4/15/13	30,000	30,300
8.625% 12/15/10	20,000	20,950
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,250
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	114,375
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Petronas Capital Ltd. 7% 5/22/12 (e)	$ 5,000	$ 5,333
Universal Compression, Inc. 7.25% 5/15/10	40,000	40,400
		1,462,523
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp. 6.65% 8/15/11	110,000	114,667
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	121,375
Arch Western Finance LLC 6.75% 7/1/13	100,000	98,750
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (e)	40,000	41,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	475,102
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	180,000	187,200
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	49,563
7.75% 1/15/15	130,000	133,900
Drummond Co., Inc. 7.375% 2/15/16 (e)	190,000	187,150
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,431,273
El Paso Corp.:
6.375% 2/1/09 (e)	5,000	4,943
6.5% 6/1/08 (e)	150,000	150,156
6.7% 2/15/27 (e)	65,000	64,838
7.75% 6/15/10 (e)	200,000	205,756
7.875% 6/15/12	500,000	517,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,050
7.75% 1/15/32	15,000	15,034
8.05% 10/15/30	95,000	97,019
El Paso Production Holding Co. 7.75% 6/1/13	140,000	144,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	312,959
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	238,652
Enterprise Products Operating LP 6.375% 2/1/13	300,000	304,422
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,375
Giant Industries, Inc. 8% 5/15/14	130,000	133,738
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	265,340
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14	146,000	138,700
Massey Energy Co. 6.625% 11/15/10	40,000	40,100
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (e)	240,000	218,122
Newfield Exploration Co. 6.625% 9/1/14	90,000	88,763
Nexen, Inc. 5.875% 3/10/35	600,000	544,511
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 55,000	$ 54,313
8.25% 3/15/13	90,000	94,950
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	120,600
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,150
Pemex Project Funding Master Trust:
5.75% 12/15/15 (e)	160,000	151,680
6.125% 8/15/08	250,000	251,500
7.375% 12/15/14	340,000	360,400
7.75% 9/28/49	368,000	371,680
8.625% 2/1/22	50,000	57,867
Petrobras Energia SA 9.375% 10/30/13	55,000	59,400
Petrozuata Finance, Inc. 8.22% 4/1/17 (e)	100,000	97,250
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	87,075
7.375% 7/15/13	40,000	40,800
Ship Finance International Ltd. 8.5% 12/15/13	330,000	310,200
Southern Star Central Corp. 6.75% 3/1/16 (e)	60,000	59,700
Talisman Energy, Inc. 5.85% 2/1/37	350,000	318,781
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	40,000	40,500
Teekay Shipping Corp. 8.875% 7/15/11	30,000	32,550
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	217,150
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,138
7.625% 7/15/19	30,000	31,652
7.875% 9/1/21	35,000	37,363
8.125% 3/15/12	30,000	32,075
8.75% 3/15/32	165,000	188,818
YPF SA:
10% 11/2/28	105,000	124,163
yankee 9.125% 2/24/09	75,000	78,938
		9,625,551
TOTAL ENERGY		11,088,074
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 5.3%
Capital Markets - 0.9%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	$ 100,000	$ 96,195
4.25% 9/4/12 (g)	205,000	201,827
E*TRADE Financial Corp.:
7.375% 9/15/13	40,000	40,800
8% 6/15/11	315,000	325,238
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,098,774
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,098,701
6.6% 1/15/12	500,000	521,687
Lazard Group LLC 7.125% 5/15/15	685,000	701,209
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,803
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	656,358
Morgan Stanley 6.6% 4/1/12	1,100,000	1,149,820
		5,921,412
Commercial Banks - 0.7%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (g)	50,000	49,375
Bank of America Corp. 7.4% 1/15/11	780,000	838,672
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	33,488
Dresdner Bank AG 10.375% 8/17/09 (e)	100,000	108,250
Korea Development Bank:
3.875% 3/2/09	685,000	656,666
4.75% 7/20/09	320,000	313,268
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	100,000	100,000
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	200,000	216,500
Wachovia Bank NA 4.875% 2/1/15	1,990,000	1,852,027
Wachovia Corp. 4.875% 2/15/14	175,000	164,227
Western Financial Bank 9.625% 5/15/12	15,000	16,707
Woori Bank 6.125% 5/3/16 (e)(g)	375,000	374,775
		4,723,955
Consumer Finance - 0.7%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,250
Capital One Bank 6.5% 6/13/13	1,090,000	1,129,045
Ford Motor Credit Co.:
6.625% 6/16/08	290,000	272,468
7% 10/1/13	500,000	438,750
8.625% 11/1/10	200,000	189,176
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
9.4725% 4/15/12 (g)	$ 200,000	$ 200,250
General Motors Acceptance Corp.:
6.125% 2/1/07	100,000	98,383
6.75% 12/1/14	435,000	395,850
6.875% 9/15/11	350,000	327,250
8% 11/1/31	400,000	378,000
Household Finance Corp. 4.125% 11/16/09	130,000	124,480
MBNA America Bank NA 7.125% 11/15/12	500,000	538,497
Triad Acquisition Corp. 11.125% 5/1/13	55,000	55,000
		4,215,399
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	68,425
Citigroup, Inc. 5% 9/15/14	1,250,000	1,183,885
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	72,505
JPMorgan Chase & Co. 4.875% 3/15/14	1,475,000	1,380,131
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	510,000	470,015
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	500,000	477,531
Universal City Florida Holding Co. I/II 8.375% 5/1/10	30,000	30,900
		3,683,392
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	469,327
Axis Capital Holdings Ltd. 5.75% 12/1/14	675,000	645,526
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	611,497
Symetra Financial Corp. 6.125% 4/1/16 (e)	380,000	371,573
UnumProvident Corp. 7.625% 3/1/11	150,000	157,306
		2,255,229
Real Estate - 1.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	115,000	114,425
8.125% 6/1/12	85,000	87,975
Archstone Smith Operating Trust 5.25% 5/1/15	805,000	762,890
Arden Realty LP 5.25% 3/1/15	1,210,000	1,163,451
Boston Properties, Inc. 6.25% 1/15/13	245,000	250,487
Brandywine Operating Partnership LP 5.75% 4/1/12	290,000	286,436
Camden Property Trust 5.875% 11/30/12	200,000	199,059
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp.:
5.125% 9/1/11	$ 1,645,000	$ 1,607,520
5.25% 11/30/07	200,000	199,471
5.5% 12/15/10	490,000	488,025
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,725
Colonial Properties Trust:
4.75% 2/1/10	120,000	115,670
5.5% 10/1/15	840,000	794,666
Developers Diversified Realty Corp.:
5% 5/3/10	350,000	339,502
5.25% 4/15/11	205,000	198,961
5.375% 10/15/12	210,000	203,275
EOP Operating LP:
4.65% 10/1/10	595,000	570,400
4.75% 3/15/14	135,000	123,847
6.75% 2/15/12	145,000	150,847
6.8% 1/15/09	1,000,000	1,030,724
7% 7/15/11	500,000	525,942
Omega Healthcare Investors, Inc.:
7% 4/1/14	70,000	68,600
7% 4/1/14 (e)	100,000	98,000
7% 1/15/16	100,000	97,750
Senior Housing Properties Trust 7.875% 4/15/15	213,000	219,923
Simon Property Group LP:
5.1% 6/15/15	485,000	453,952
5.625% 8/15/14	1,000,000	976,279
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	146,625
6.625% 10/15/14	115,000	113,275
		11,398,702
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	383,873
Independence Community Bank Corp. 3.75% 4/1/14 (g)	545,000	516,112
Residential Capital Corp.:
6.375% 6/30/10	45,000	44,809
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
6.875% 6/30/15	$ 165,000	$ 167,270
Washington Mutual, Inc. 4.625% 4/1/14	750,000	679,853
		1,791,917
TOTAL FINANCIALS		33,990,006
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	85,200
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	60,000	63,750
Community Health Systems, Inc. 6.5% 12/15/12	80,000	77,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,500
9.5% 8/15/10	110,000	116,600
CRC Health Group, Inc. 10.75% 2/1/16 (e)	100,000	102,750
DaVita, Inc.:
6.625% 3/15/13	40,000	39,500
7.25% 3/15/15	265,000	264,338
HCA, Inc. 6.5% 2/15/16	200,000	193,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	100,500
Multiplan, Inc. 10.375% 4/15/16 (e)	100,000	101,625
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,000
ResCare, Inc. 7.75% 10/15/13	80,000	80,400
Rural/Metro Corp.:
0% 3/15/16 (c)	145,000	107,663
9.875% 3/15/15	180,000	191,700
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (e)	100,000	103,250
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,563
6.5% 6/1/12	15,000	13,688
7.375% 2/1/13	175,000	164,500
9.25% 2/1/15 (e)	250,000	255,000
U.S. Oncology, Inc.:
9% 8/15/12	30,000	31,950
10.75% 8/15/14	80,000	89,600
		2,314,177
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	$ 100,000	$ 70,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	47,500
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	58,650
VWR International, Inc.:
6.875% 4/15/12	30,000	29,475
8% 4/15/14	30,000	30,000
		236,375
TOTAL HEALTH CARE		2,550,552
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	100,000	99,250
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	504,503
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,500
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	313,650
6.75% 5/1/12 (e)	105,000	100,800
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,500
Orbital Sciences Corp. 9% 7/15/11	135,000	144,113
		1,309,316
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,625
6.855% 10/15/10	50,901	51,697
6.977% 11/23/22	10,566	10,037
6.978% 10/1/12	114,523	117,342
7.024% 4/15/11	365,000	375,038
7.377% 5/23/19	44,581	41,015
7.379% 11/23/17	44,213	39,792
7.8% 4/1/08	65,000	64,350
7.858% 4/1/13	525,000	558,291
AMR Corp. 9% 8/1/12	185,000	179,450
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	737,592	738,719
6.795% 2/2/20	446,954	420,137
9.798% 4/1/21	146,819	151,958
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	650,000	167,375
8.3% 12/15/29 (b)	200,000	51,760
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
9.5% 11/18/08 (b)(e)	$ 61,000	$ 59,170
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	340,000
7.299% 9/18/06	1,000	950
7.57% 11/18/10	805,000	805,000
7.779% 1/2/12	85,169	77,929
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	87,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,630
7.626% 4/1/10	25,044	20,787
7.67% 1/2/15	8,270	8,208
U.S. Airways pass thru trust certificates 6.85% 7/30/19	287,522	293,632
United Airlines pass thru Certificates:
6.071% 9/1/14	291,458	287,737
6.201% 3/1/10	125,723	125,723
6.602% 9/1/13	376,272	374,806
		5,503,158
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,500
Nortek, Inc. 8.5% 9/1/14	100,000	102,875
		124,375
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,500
Adesa, Inc. 7.625% 6/15/12	50,000	50,875
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	142,100
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	66,675
7.25% 3/15/15	300,000	305,250
7.875% 4/15/13	120,000	125,100
Buhrmann US, Inc. 7.875% 3/1/15	50,000	50,625
Cenveo Corp. 7.875% 12/1/13	160,000	154,800
FTI Consulting, Inc. 7.625% 6/15/13	105,000	109,200
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	236,325
Mac-Gray Corp. 7.625% 8/15/15	150,000	153,375
Mail-Well I Corp. 9.625% 3/15/12	100,000	106,750
		1,624,575
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	$ 910,000	$ 930,915
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	74,250
		1,005,165
Machinery - 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	79,000
Case New Holland, Inc. 7.125% 3/1/14 (e)	100,000	98,500
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	42,200
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,800
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	50,125
Dresser, Inc. 9.375% 4/15/11	15,000	15,694
Invensys PLC 9.875% 3/15/11 (e)	245,000	258,475
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	56,550
Terex Corp. 7.375% 1/15/14	100,000	102,000
		723,344
Marine - 0.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	171,000	188,528
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	126,000	107,100
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	82,000	85,690
OMI Corp. 7.625% 12/1/13	95,000	96,425
		477,743
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (e)	50,000	50,875
7.75% 5/15/16 (e)	50,000	50,875
Hertz Corp.:
8.875% 1/1/14 (e)	250,000	265,000
10.5% 1/1/16 (e)	110,000	121,000
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	101,000
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	100,000	104,000
TFM SA de CV 9.375% 5/1/12	65,000	69,550
		762,300
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	$ 75,000	$ 77,625
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	150,000	165,750
		243,375
TOTAL INDUSTRIALS		11,792,801
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.375% 10/15/15	120,000	116,100
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	102,250
Sanmina-SCI Corp. 8.125% 3/1/16	100,000	101,375
		203,625
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	113,100
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	240,188
		353,288
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	134,225
Xerox Corp.:
7.2% 4/1/16	165,000	168,300
7.625% 6/15/13	60,000	62,850
		365,375
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	61,913
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	760,000	741,594
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	61,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	24,000
8% 12/15/14	80,000	74,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	51,450
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	136,863
Viasystems, Inc. 10.5% 1/15/11	180,000	179,100
		1,330,620
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	$ 50,000	$ 50,688
SERENA Software, Inc. 10.375% 3/15/16 (e)	30,000	31,800
		82,488
TOTAL INFORMATION TECHNOLOGY		2,451,496
MATERIALS - 1.1%
Chemicals - 0.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	121,000
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,200
Braskem SA:
(Reg. S) 11.75% 1/22/14	50,000	60,750
11.75% 1/22/14 (e)	10,000	12,150
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (c)	100,000	78,250
Equistar Chemicals LP 7.55% 2/15/26	100,000	92,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	158,050
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (g)	70,000	71,400
Huntsman International LLC 9.875% 3/1/09	115,000	120,463
IMC Global, Inc. 10.875% 8/1/13	100,000	113,500
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	60,000	61,200
Innophos, Inc. 8.875% 8/15/14	30,000	30,900
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	206,500
10.875% 5/1/09	55,000	56,375
Millennium America, Inc. 9.25% 6/15/08	230,000	239,200
Nalco Co. 7.75% 11/15/11	230,000	231,725
Pliant Corp. 0% 6/15/09 (c)	60,000	58,200
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	35,000	37,581
Rhodia SA 7.625% 6/1/10	200,000	202,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	150,000
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (e)	200,000	210,500
		2,399,944
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	$ 30,000	$ 30,750
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	51,500
		82,250
Containers & Packaging - 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	30,525
Ball Corp. 6.625% 3/15/18	200,000	194,000
BWAY Corp. 10% 10/15/10	105,000	111,038
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	101,850
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	50,750
9.875% 10/15/14	95,000	96,900
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	120,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	14,025
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,375
8.875% 2/15/09	100,000	103,500
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,250
7.5% 5/15/10	95,000	95,000
7.8% 5/15/18	45,000	44,100
8.1% 5/15/07	110,000	112,200
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	44,200
		1,183,713
Metals & Mining - 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,900
California Steel Industries, Inc. 6.125% 3/15/14	40,000	38,000
Century Aluminum Co. 7.5% 8/15/14	40,000	41,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	344,301
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	106,000	109,313
Evraz Securities SA 10.875% 8/3/09	100,000	109,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	74,531
10.125% 2/1/10	45,000	48,319
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	50,000	54,750
Newmont Mining Corp. 5.875% 4/1/35	405,000	365,478
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	196,219
Novelis, Inc. 7.5% 2/15/15 (e)(g)	210,000	204,225
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
RathGibson, Inc. 11.25% 2/15/14 (e)	$ 50,000	$ 53,750
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	88,000
		1,748,886
Paper & Forest Products - 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	28,575
7.9433% 10/15/12 (g)	30,000	30,300
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	203,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	37,800
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,081
7.75% 11/15/29	10,000	9,625
8% 1/15/24	130,000	128,863
8.125% 5/15/11	105,000	108,675
International Paper Co. 4.25% 1/15/09	345,000	333,339
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	94,800
P.H. Glatfelter Co. 7.125% 5/1/16 (e)	30,000	30,225
Solo Cup Co. 8.5% 2/15/14	145,000	136,663
Stone Container Corp. 8.375% 7/1/12	100,000	97,250
Stone Container Finance Co. 7.375% 7/15/14	100,000	91,500
		1,344,696
TOTAL MATERIALS		6,759,489
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,405
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,034,362
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,218
8.875% 12/15/30	145,000	183,279
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	396,494
Empresa Brasileira de Telecomm SA 11% 12/15/08	102,000	113,220
Eschelon Operating Co.:
8.375% 3/15/10	46,000	44,045
8.375% 3/15/10	50,000	47,875
GCI, Inc. 7.25% 2/15/14	50,000	49,250
Level 3 Financing, Inc. 12.25% 3/15/13 (e)	250,000	267,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
New Skies Satellites BV:
9.125% 11/1/12	$ 145,000	$ 156,238
9.5725% 11/1/11 (g)	100,000	102,000
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (e)	75,000	78,000
NTL Cable PLC 8.75% 4/15/14	100,000	102,500
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	50,188
7.25% 2/15/11	35,000	35,131
7.625% 8/3/21	20,000	19,850
Qwest Communications International, Inc.:
7.5% 2/15/14	260,000	261,625
7.5% 2/15/14	60,000	61,200
8.2488% 2/15/09 (g)	40,000	40,800
Qwest Corp.:
7.625% 6/15/15	210,000	222,600
8.16% 6/15/13 (g)	90,000	98,100
SBC Communications, Inc.:
6.15% 9/15/34	500,000	470,960
6.45% 6/15/34	220,000	215,098
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,079,365
Telecom Italia Capital:
4.95% 9/30/14	415,000	379,876
6% 9/30/34	500,000	446,221
Telefonica de Argentina SA 9.125% 11/7/10	160,000	167,600
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	86,680
Telenet Group Holding NV 0% 6/15/14 (c)(e)	52,000	43,940
TELUS Corp. yankee 7.5% 6/1/07	180,000	183,744
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	85,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	123,750
U.S. West Communications 6.875% 9/15/33	165,000	153,450
Verizon Global Funding Corp. 7.75% 12/1/30	776,000	855,943
Verizon New York, Inc. 6.875% 4/1/12	120,000	123,162
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	100,000	109,750
		8,947,019
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09	185,000	177,328
6.375% 3/1/35	780,000	714,910
American Tower Corp. 7.5% 5/1/12	105,000	108,413
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	497,966
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. 10% 1/1/13	$ 200,000	$ 207,500
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	60,000	61,650
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	107,125
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	60,200
Inmarsat Finance PLC 7.625% 6/30/12	45,000	46,125
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,100
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (g)	195,000	202,556
Millicom International Cellular SA 10% 12/1/13	140,000	155,750
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	60,870
8.375% 10/14/10 (e)	255,000	263,670
Nextel Communications, Inc. 7.375% 8/1/15	150,000	155,862
Nextel Partners, Inc. 8.125% 7/1/11	85,000	89,888
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	136,500
8% 12/15/12	105,000	109,856
9.625% 5/1/11	26,000	29,380
Rural Cellular Corp.:
8.25% 3/15/12	60,000	63,000
9.75% 1/15/10	100,000	102,750
Telecom Personal SA 9.25% 12/22/10 (e)	100,000	103,250
Vodafone Group PLC 5.5% 6/15/11	170,000	168,112
		3,671,161
TOTAL TELECOMMUNICATION SERVICES		12,618,180
UTILITIES - 1.9%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14	70,000	71,925
Chivor SA E.S.P. 9.75% 12/30/14 (e)	193,000	217,125
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	293,472
Exelon Corp.:
4.9% 6/15/15	775,000	712,733
6.75% 5/1/11	420,000	438,341
FirstEnergy Corp. 6.45% 11/15/11	155,000	159,840
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC 8.5% 10/1/21	$ 100,000	$ 100,750
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	140,000	142,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	110,000	115,500
Nevada Power Co.:
5.875% 1/15/15	40,000	38,575
6.5% 4/15/12	50,000	50,281
PPL Energy Supply LLC 5.7% 10/15/35	655,000	628,699
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	966,284
7.1% 3/1/11	350,000	369,755
Sierra Pacific Power Co. 6% 5/15/16 (e)	50,000	48,875
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,000
TXU Energy Co. LLC 7% 3/15/13	880,000	911,393
		5,308,348
Gas Utilities - 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	160,000	152,000
6.8% 11/15/15 (e)	80,000	80,500
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,875
Sonat, Inc.:
6.625% 2/1/08	20,000	19,975
6.75% 10/1/07	15,000	15,094
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (e)	100,000	99,000
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (d)	164,472	162,005
		553,449
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14	400,000	418,000
8.75% 6/15/08	2,000	2,088
8.75% 5/15/13 (e)	35,000	37,931
8.875% 2/15/11	382,000	411,605
9% 5/15/15 (e)	25,000	27,219
9.375% 9/15/10	7,000	7,630
9.5% 6/1/09	19,000	20,449
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	179,350
8.25% 4/15/12 (e)	90,000	97,875
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc. 7% 4/1/12	$ 1,050,000	$ 1,112,117
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (e)	270,000	271,013
NRG Energy, Inc.:
7.25% 2/1/14	300,000	301,125
7.375% 2/1/16	580,000	583,625
Tenaska Alabama Partners LP 7% 6/30/21 (e)	197,052	194,589
TXU Corp. 5.55% 11/15/14	250,000	232,575
		3,897,191
Multi-Utilities - 0.4%
CMS Energy Corp.:
6.3% 2/1/12	260,000	254,150
8.5% 4/15/11	45,000	48,488
9.875% 10/15/07	135,000	142,763
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	513,083
5.95% 6/15/35	905,000	824,377
6.25% 6/30/12	270,000	273,420
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (e)	630,000	600,964
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	109,200
		2,766,445
TOTAL UTILITIES		12,525,433
TOTAL NONCONVERTIBLE BONDS (Cost $120,340,559)		118,461,796
U.S. Government and Government Agency Obligations - 31.3%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,756,064
4.375% 7/17/13	2,205,000	2,073,578
4.625% 5/1/13	5,000,000	4,737,505
Freddie Mac:
5.25% 11/5/12	280,000	273,110
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 2,095,000	$ 2,131,392
Tennessee Valley Authority 5.375% 4/1/56	385,000	364,658
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,336,307
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,532,458	4,476,601
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,146,340	2,991,570
2% 1/15/14	12,150,777	11,856,751
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,324,922
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bonds 6.25% 5/15/30	17,161,000	19,394,607
U.S. Treasury Notes:
3.375% 12/15/08	25,000,000	24,087,900
3.375% 10/15/09	16,000,000	15,231,248
4.25% 8/15/13	55,049,000	52,513,689
4.75% 5/15/14	13,685,000	13,430,007
6.5% 2/15/10	37,170,000	39,196,917
TOTAL U.S. TREASURY OBLIGATIONS		163,854,368
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $205,437,219)		200,515,597
U.S. Government Agency - Mortgage Securities - 21.0%

Fannie Mae - 18.7%
3.734% 1/1/35 (g)	68,740	67,518
3.749% 12/1/34 (g)	52,652	51,760
3.75% 1/1/34 (g)	55,679	54,159
3.752% 10/1/33 (g)	49,509	48,302
3.752% 10/1/33 (g)	58,021	56,527
3.782% 12/1/34 (g)	14,079	13,861
3.792% 6/1/34 (g)	240,957	232,986
3.824% 6/1/33 (g)	40,242	39,475
3.829% 1/1/35 (g)	53,277	52,424
3.833% 4/1/33 (g)	171,956	168,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.847% 1/1/35 (g)	$ 136,287	$ 134,020
3.854% 10/1/33 (g)	1,477,314	1,446,291
3.869% 1/1/35 (g)	79,038	77,816
3.902% 10/1/34 (g)	47,416	46,753
3.904% 1/1/35 (g)	123,771	121,925
3.913% 5/1/34 (g)	18,701	18,699
3.917% 12/1/34 (g)	38,082	37,505
3.957% 1/1/35 (g)	51,665	50,911
3.96% 5/1/33 (g)	13,393	13,178
3.972% 12/1/34 (g)	35,435	34,937
3.978% 12/1/34 (g)	56,532	55,740
3.983% 12/1/34 (g)	299,723	295,530
3.988% 1/1/35 (g)	35,602	35,091
4.003% 12/1/34 (g)	34,664	34,182
4.006% 2/1/35 (g)	37,930	37,380
4.021% 2/1/35 (g)	34,486	34,023
4.042% 12/1/34 (g)	76,428	75,408
4.048% 10/1/18 (g)	45,886	45,030
4.05% 1/1/35 (g)	20,490	20,197
4.051% 1/1/35 (g)	35,760	35,283
4.066% 4/1/33 (g)	15,788	15,579
4.067% 1/1/35 (g)	65,677	64,789
4.09% 2/1/35 (g)	38,138	37,603
4.091% 2/1/35 (g)	73,911	72,901
4.092% 2/1/35 (g)	36,552	36,078
4.106% 2/1/35 (g)	136,278	134,582
4.109% 1/1/35 (g)	81,827	80,744
4.113% 11/1/34 (g)	61,952	61,196
4.115% 2/1/35 (g)	90,983	89,767
4.121% 1/1/35 (g)	84,767	83,680
4.122% 1/1/35 (g)	142,128	140,358
4.144% 1/1/35 (g)	136,652	135,399
4.153% 2/1/35 (g)	73,414	72,476
4.166% 11/1/34 (g)	24,580	24,314
4.176% 1/1/35 (g)	71,977	71,105
4.178% 1/1/35 (g)	139,785	138,231
4.178% 1/1/35 (g)	102,186	99,366
4.188% 10/1/34 (g)	125,257	124,290
4.22% 3/1/34 (g)	44,419	43,514
4.223% 1/1/35 (g)	52,661	52,059
4.248% 1/1/34 (g)	143,666	141,098
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.25% 2/1/35 (g)	$ 63,902	$ 62,174
4.267% 2/1/35 (g)	32,958	32,608
4.28% 8/1/33 (g)	97,632	96,456
4.283% 3/1/35 (g)	56,960	56,280
4.287% 7/1/34 (g)	40,766	40,639
4.299% 5/1/35 (g)	69,658	68,936
4.304% 12/1/34 (g)	36,573	36,192
4.316% 3/1/33 (g)	27,713	26,964
4.339% 9/1/34 (g)	83,307	82,543
4.354% 9/1/34 (g)	162,649	162,148
4.356% 1/1/35 (g)	63,268	61,697
4.357% 4/1/35 (g)	38,529	38,092
4.362% 2/1/34 (g)	119,440	117,478
4.392% 1/1/35 (g)	54,330	53,809
4.395% 5/1/35 (g)	153,860	152,161
4.398% 2/1/35 (g)	80,542	78,558
4.434% 10/1/34 (g)	235,759	233,939
4.436% 4/1/34 (g)	85,437	84,491
4.438% 3/1/35 (g)	63,289	61,759
4.465% 8/1/34 (g)	154,047	151,642
4.474% 5/1/35 (g)	76,371	75,623
4.481% 1/1/35 (g)	74,756	74,185
4.493% 12/1/34 (g)	305,284	298,729
4.495% 3/1/35 (g)	178,851	174,794
4.5% 5/1/18 to 3/1/35	27,808,154	26,191,260
4.5% 5/1/21 (f)	3,000,000	2,856,180
4.5% 5/1/21 (f)	2,895,592	2,756,777
4.5% 5/1/21 (f)	2,105,000	2,004,086
4.504% 8/1/34 (g)	329,183	328,429
4.521% 3/1/35 (g)	156,306	152,889
4.526% 2/1/35 (g)	896,234	883,982
4.54% 2/1/35 (g)	333,424	330,906
4.541% 7/1/34 (g)	78,979	79,081
4.543% 2/1/35 (g)	44,651	44,322
4.545% 7/1/35 (g)	189,480	187,589
4.546% 2/1/35 (g)	48,202	47,831
4.573% 1/1/33 (g)	263,850	262,140
4.579% 2/1/35 (g)	151,811	148,960
4.584% 7/1/35 (g)	206,335	204,408
4.587% 2/1/35 (g)	492,556	482,681
4.626% 11/1/34 (g)	165,630	162,850
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.668% 11/1/34 (g)	$ 168,798	$ 166,149
4.677% 3/1/35 (g)	389,401	387,127
4.704% 3/1/35 (g)	80,742	79,295
4.726% 7/1/34 (g)	155,452	153,327
4.728% 1/1/35 (g)	268,129	266,882
4.74% 10/1/34 (g)	212,809	209,863
4.78% 12/1/34 (g)	146,371	144,275
4.798% 12/1/32 (g)	70,048	69,791
4.798% 12/1/34 (g)	52,412	51,713
4.802% 10/1/34 (g)	112,538	111,098
4.812% 6/1/35 (g)	262,946	261,371
4.815% 2/1/33 (g)	86,661	86,322
4.844% 11/1/34 (g)	184,071	181,829
4.873% 10/1/34 (g)	655,472	647,993
5% 3/1/35 to 8/1/35	19,425,037	18,383,855
5% 5/1/36 (f)	9,875,320	9,341,756
5.081% 9/1/34 (g)	548,414	544,706
5.103% 9/1/34 (g)	50,143	49,838
5.104% 5/1/35 (g)	352,262	351,917
5.172% 5/1/35 (g)	232,659	231,091
5.177% 5/1/35 (g)	573,844	569,838
5.197% 6/1/35 (g)	255,443	255,527
5.221% 5/1/35 (g)	601,359	597,570
5.231% 3/1/35 (g)	40,227	40,054
5.343% 12/1/34 (g)	106,187	106,004
5.5% 11/1/16 to 10/1/34	5,491,292	5,353,265
5.5% 5/1/21 (f)	10,000,000	9,923,900
5.5% 5/1/36 (f)	17,610,000	17,103,360
5.505% 2/1/36 (g)	1,013,309	1,009,762
5.636% 1/1/36 (g)	284,875	284,971
6% 7/1/08 to 3/1/33	6,127,983	6,168,216
6.5% 6/1/09 to 1/1/33	1,764,192	1,803,873
7% 9/1/25 to 8/1/29	254,700	263,005
TOTAL FANNIE MAE		119,800,716
Freddie Mac - 2.3%
4.05% 12/1/34 (g)	50,417	49,573
4.106% 12/1/34 (g)	83,283	81,974
4.152% 1/1/35 (g)	210,771	207,557
4.263% 3/1/35 (g)	72,959	71,925
4.265% 1/1/35 (g)	200,107	197,313
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.294% 5/1/35 (g)	$ 137,168	$ 135,342
4.304% 12/1/34 (g)	79,861	77,612
4.353% 2/1/35 (g)	152,020	150,027
4.359% 3/1/35 (g)	110,665	107,521
4.379% 2/1/35 (g)	139,901	136,025
4.443% 3/1/35 (g)	68,919	67,007
4.45% 2/1/34 (g)	72,676	71,380
4.462% 6/1/35 (g)	83,340	82,175
4.482% 3/1/35 (g)	84,676	82,503
4.484% 3/1/35 (g)	515,120	506,441
4.552% 2/1/35 (g)	123,177	120,109
5.007% 4/1/35 (g)	399,617	397,643
5.143% 4/1/35 (g)	401,122	396,726
5.338% 6/1/35 (g)	274,111	272,548
5.405% 8/1/33 (g)	32,114	32,172
5.571% 1/1/36 (g)	499,314	496,887
6% 2/1/17 to 5/1/33	1,270,660	1,277,569
6% 5/1/36 (f)	10,000,000	9,967,100
TOTAL FREDDIE MAC		14,985,129
Government National Mortgage Association - 0.0%
7% 7/15/31 to 12/15/32	97,787	101,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,078,624)		134,887,337
Asset-Backed Securities - 2.7%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (g)	125,000	125,360
Class M2, 6.0594% 2/25/34 (g)	125,000	125,848
Series 2005-SD1 Class A1, 5.3594% 11/25/50 (g)	91,760	91,887
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.75% 9/9/30 (e)(g)	194,036	196,461
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	286,810
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,927
Class B1, 5.2% 3/6/11	50,000	49,920
Class C1, 5.28% 11/6/11	315,000	312,557
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.3894% 4/25/34 (g)	$ 65,000	$ 64,997
Class M2, 5.4394% 4/25/34 (g)	50,000	49,997
Series 2004-R8 Class M9, 7.7094% 9/25/34 (g)	725,000	731,542
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (g)	22,243	22,312
Series 2004-HE2 Class M1, 5.5094% 4/25/34 (g)	375,000	377,856
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.8613% 12/15/09 (g)	425,000	428,010
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	872,490
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	169,212
Class B, 5.26% 10/15/10	160,000	158,725
Class C, 5.55% 1/18/11	1,500,000	1,486,007
Class D, 7.16% 1/15/13 (e)	160,000	159,325
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	570,000	548,256
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (e)	225,754	221,249
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.1013% 5/15/09 (g)	220,000	219,985
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	548,281
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	232,655
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	382,293
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	415,000	414,216
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.4594% 5/25/34 (g)	410,000	411,202
Series 2004-3 Class M1, 5.4594% 6/25/34 (g)	75,000	75,261
Series 2005-1:
Class MV1, 5.3594% 7/25/35 (g)	185,000	185,385
Class MV2, 5.3994% 7/25/35 (g)	220,000	220,696
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	309,000	298,155
Class C, 5.074% 6/15/35 (e)	281,000	270,161
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (g)	25,000	25,062
Class M4, 5.8594% 3/25/34 (g)	25,000	25,169
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	$ 400,000	$ 398,422
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.5094% 1/25/34 (g)	225,000	226,329
Class M2, 6.1094% 1/25/34 (g)	275,000	277,480
GSAMP Trust Series 2004-FM2 Class M1, 5.4594% 1/25/34 (g)	192,347	192,337
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (g)	20,726	20,799
Series 2003-4:
Class M1, 5.7594% 10/25/33 (g)	40,000	40,166
Class M2, 6.8594% 10/25/33 (g)	45,000	45,329
Series 2004-3 Class M2, 6.1594% 8/25/34 (g)	120,000	121,740
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.2363% 1/20/35 (g)	124,902	125,078
Class M2, 5.2663% 1/20/35 (g)	94,521	94,751
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	345,000	344,062
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,775
Class B, 5.29% 11/15/12	55,000	54,872
Class C, 5.34% 11/15/12	70,000	69,824
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367% 4/6/46 (e)(g)	425,000	425,000
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.2913% 10/15/10 (g)	80,000	80,482
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (g)	100,000	99,995
Class M2, 5.5094% 7/25/34 (g)	25,000	24,999
Class M3, 5.9094% 7/25/34 (g)	50,000	49,997
Class M4, 6.0594% 7/25/34 (g)	25,000	25,040
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (g)	90,000	90,966
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (g)	34,998	35,155
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (g)	25,383	25,409
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (e)(g)	138,907	139,018
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (g)	75,000	75,160
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	130,119
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	250,000	56,450
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (g)	$ 75,000	$ 75,089
Class M4, 5.9344% 6/25/34 (g)	125,000	125,844
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.4794% 1/25/35 (g)	225,000	226,068
Class M4, 5.7894% 1/25/35 (g)	750,000	755,291
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (e)	745,000	742,439
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (e)	500,000	497,332
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.86% 6/15/33 (g)	260,000	263,187
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	953,112
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	192,763	190,106
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	378,503
TOTAL ASSET-BACKED SECURITIES (Cost $17,514,028)		17,404,994
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 2.2%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.2894% 5/25/35 (g)	198,346	197,831
Series 2005-2 Class 6A2, 5.2394% 6/25/35 (g)	84,236	84,322
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (g)	116,647	116,607
Class 2A1, 4.1685% 12/25/33 (g)	244,770	238,997
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (g)	438,266	432,646
Class 2A2, 4.1079% 3/25/34 (g)	174,312	169,154
Series 2004-C Class 1A1, 3.3621% 4/25/34 (g)	307,157	302,480
Series 2004-D:
Class 1A1, 3.5351% 5/25/34 (g)	362,654	355,464
Class 2A2, 4.1994% 5/25/34 (g)	509,566	494,114
Series 2004-G Class 2A7, 4.5675% 8/25/34 (g)	516,709	504,499
Series 2004-H Class 2A1, 4.4764% 9/25/34 (g)	456,004	444,161
Series 2005-E Class 2A7, 4.6134% 6/25/35 (g)	435,000	422,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.2394% 1/25/35 (g)	$ 448,958	$ 449,635
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (g)	53,294	53,340
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (g)	117,776	118,037
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (e)(g)	400,000	399,884
Granite Mortgages PLC floater Series 2004-2 Class 1C, 5.63% 6/20/44 (g)	69,158	69,219
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9624% 11/25/35 (g)	125,000	121,889
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.2081% 9/26/45 (e)(g)	515,901	516,465
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	58,845	57,981
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.332% 5/25/17 (g)	417,913	416,805
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.237% 8/25/17 (g)	301,782	303,648
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.79% 7/25/30 (g)	387,279	387,011
Series 2003-E Class XA1, 0.9967% 10/25/28 (g)(i)	931,112	8,483
Series 2003-G Class XA1, 1% 1/25/29 (i)	1,311,387	13,255
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	1,053,338	10,908
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.2494% 7/25/35 (g)	306,349	306,636
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	384,445	384,441
Series 2004-SL2 Class A1, 6.5% 10/25/16	50,960	51,501
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (e)(g)	42,742	43,583
Class B4, 6.4988% 6/10/35 (e)(g)	37,993	38,787
Class B5, 7.0988% 6/10/35 (e)(g)	28,495	29,177
Class B6, 7.5988% 6/10/35 (e)(g)	14,247	14,623
Series 2004-B:
Class B4, 5.9488% 2/10/36 (e)(g)	97,108	98,630
Class B5, 6.3988% 2/10/36 (e)(g)	97,108	98,565
Class B6, 6.8488% 2/10/36 (e)(g)	97,108	98,565
Series 2004-C:
Class B4, 5.7988% 9/10/36 (g)	97,803	99,271
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B5, 6.1988% 9/10/36 (g)	$ 97,803	$ 98,537
Class B6, 6.5988% 9/10/36 (g)	97,803	98,292
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	2,209,713	10,424
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (g)	285,920	285,774
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.2694% 7/25/35 (g)	915,849	919,809
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 6.9594% 9/25/35 (e)(g)	530,000	458,699
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.2294% 10/25/35 (g)	587,055	585,896
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (g)	100,000	98,380
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	45,274	45,857
Series 2004-RA2 Class 2A, 7% 7/25/33	88,022	89,865
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4532% 9/25/34 (g)	469,223	469,490
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (g)	842,975	823,315
Series 2005-AR12 Class 2A6, 4.3201% 7/25/35 (g)	793,007	771,454
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (g)	334,685	329,296
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (g)	1,030,000	1,018,511
TOTAL PRIVATE SPONSOR		14,056,979
U.S. Government Agency - 0.7%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	1,490,000	1,429,339
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	34,993	33,412
Series 2004-86 Class KC, 4.5% 5/25/19	229,049	220,486
Series 2004-91 Class AH, 4.5% 5/25/29	463,110	449,718
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	307,442
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 3018 Class UD, 5.5% 9/15/30	495,000	490,790
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2675 Class CB, 4% 5/15/16	$ 670,125	$ 644,972
Series 2683 Class JA, 4% 10/15/16	681,302	654,210
Series 2750 Class ZT, 5% 2/15/34	406,671	343,267
TOTAL U.S. GOVERNMENT AGENCY		4,573,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,847,472)		18,630,615
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.3148% 2/14/43 (g)	360,000	380,097
Class A3, 6.3648% 2/14/43 (g)	385,000	397,392
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.3713% 11/15/15 (e)(g)	50,000	50,106
Class D, 5.4513% 11/15/15 (e)(g)	80,000	80,385
Class F, 5.8013% 11/15/15 (e)(g)	60,000	60,202
Class H, 6.3013% 11/15/15 (e)(g)	50,000	50,292
Class J, 6.8513% 11/15/15 (e)(g)	55,000	55,451
Class K, 7.5013% 11/15/15 (e)(g)	50,000	49,781
Series 2005-BOCA:
Class D, 5.2313% 12/15/16 (e)(g)	110,000	110,138
Class E, 5.3213% 12/15/16 (e)(g)	100,000	100,125
Class F, 5.4013% 12/15/16 (e)(g)	110,000	110,145
Class H, 5.8513% 12/15/16 (e)(g)	120,000	120,203
Class K, 6.2513% 12/15/16 (e)(g)	105,000	105,184
Series 2006-ESH:
Class A, 5.74% 7/14/11 (e)(g)	212,580	211,738
Class B, 5.84% 7/14/11 (e)(g)	106,007	105,588
Class C, 5.99% 7/14/11 (e)(g)	212,297	211,459
Class D, 6.62% 7/14/11 (e)(g)	123,385	122,981
Bank of America Large Loan, Inc. floater Series 2005-ESHA:
Class E, 5.46% 7/14/20 (e)(g)	190,000	190,708
Class F, 5.63% 7/14/20 (e)(g)	110,000	110,409
Class G, 5.76% 7/14/20 (e)(g)	100,000	100,371
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bank of America Large Loan, Inc. floater Series 2005-ESHA: - continued
Class H, 5.98% 7/14/20 (e)(g)	$ 100,000	$ 100,370
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.3194% 4/25/34 (e)(g)	278,829	279,178
Series 2004-2 Class A, 5.3894% 8/25/34 (e)(g)	318,256	319,250
Series 2004-3:
Class A1, 5.3294% 1/25/35 (e)(g)	298,085	298,830
Class A2, 5.3794% 1/25/35 (e)(g)	42,584	42,637
Class M1, 5.4594% 1/25/35 (e)(g)	42,584	42,663
Class M2, 5.9594% 1/25/35 (e)(g)	42,584	43,036
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	3,059,278	169,216
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	177,231
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	320,455
Class C, 4.937% 5/14/16 (e)	205,000	202,415
Class D, 4.986% 5/14/16 (e)	75,000	74,157
Class E, 5.064% 5/14/16 (e)	230,000	228,169
Class F, 5.182% 5/14/16 (e)	55,000	54,639
COMM floater Series 2002-FL7 Class D, 5.4713% 11/15/14 (e)(g)	28,571	28,617
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	940,000	926,030
CS First Boston Mortgage Securities Corp. sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	653,597
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8884% 10/16/23 (g)	21,848	22,125
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	56,612
Series 2003-47 Class C, 4.227% 10/16/27	102,434	98,783
Series 2003-59 Class D, 3.654% 10/16/27	115,000	105,647
Series 2003-47 Class XA, 0.0207% 6/16/43 (g)(i)	5,419,253	287,857
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,288
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	385,000	385,010
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	370,000	384,257
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	$ 110,000	$ 118,253
LB-UBS Commercial Mortgage Trust:
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	746,552
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	308,353
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	175,764
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.0698% 7/15/56 (e)(g)(i)	3,835,065	167,953
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	275,510	279,896
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	340,000	419,791
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	13,634	13,840
Class C4, 6.893% 5/15/16 (e)	500,000	526,911
Class E3, 7.253% 3/15/13 (e)	127,278	130,641
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	753,582
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (e)(g)	1,000,000	964,140
Class 180B, 5.0372% 10/15/41 (e)(g)	500,000	485,177
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,797,020)		13,177,677
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	230,877	229,722
par 1.33% 12/31/38 (g)	345,116	130,454
3% 4/30/13 (g)	135,625	113,593
4.889% 8/3/12 (g)	266,875	250,802
Brazilian Federative Republic:
8% 1/15/18	71,000	77,142
8.75% 2/4/25	65,000	73,515
10.5% 7/14/14	55,000	68,200
11% 8/17/40	350,000	450,800
12.25% 3/6/30	160,000	240,000
12.75% 1/15/20	80,000	117,900
Central Bank of Nigeria:
Brady 6.25% 11/15/20	250,000	248,750
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Central Bank of Nigeria: - continued
promissory note 5.092% 1/5/10	$ 93,685	$ 89,203
City of Kiev 8.75% 8/8/08	100,000	103,625
Dominican Republic:
Brady 5.7925% 8/30/09 (g)	90,408	90,046
5.3925% 8/30/24 (g)	250,000	237,500
9.5% 9/27/11	182,304	197,344
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	240,000	247,440
9.375% 12/15/15 (e)	200,000	216,000
euro par 5% 2/28/25	22,000	16,390
Indonesian Republic:
6.75% 3/10/14	195,000	194,025
7.25% 4/20/15 (e)	60,000	61,650
7.25% 4/20/15	60,000	61,650
Islamic Republic of Pakistan 7.125% 3/31/16 (e)	100,000	98,500
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13	20,000	18,525
Lebanese Republic:
7.83% 11/30/09 (e)(g)	70,000	73,500
7.83% 11/30/09 (g)	235,000	246,750
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (g)	100,000	101,750
Panamanian Republic Brady discount 5.5625% 7/17/26 (g)	25,000	24,344
Peruvian Republic:
5.875% 3/7/27 (g)	40,000	38,200
7.35% 7/21/25	200,000	198,000
9.875% 2/6/15	80,000	94,920
euro Brady past due interest 5% 3/7/17 (g)	209,350	200,453
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	295,000	294,263
5.3925% 12/1/09 (g)	27,200	26,928
8.25% 1/15/14	75,000	81,281
8.375% 2/15/11	145,000	157,144
8.875% 3/17/15	150,000	169,500
9% 2/15/13	180,000	202,950
9.875% 1/15/19	175,000	210,656
10.625% 3/16/25	130,000	168,188
Republic of Iraq 5.8% 1/15/28 (e)	250,000	171,250
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Republic of Serbia 3.75% 11/1/24 (d)(e)	$ 50,000	$ 44,750
Russian Federation:
5% 3/31/30 (Reg. S) (d)	642,000	696,570
11% 7/24/18 (Reg. S)	95,000	134,425
12.75% 6/24/28 (Reg. S)	130,000	227,175
euro 10% 6/26/07	245,000	256,760
State of Qatar 9.75% 6/15/30 (Reg. S)	50,000	71,300
Turkish Republic:
11.75% 6/15/10	410,000	490,360
11.875% 1/15/30	315,000	479,588
Ukraine Government:
(Reg. S) 6.875% 3/4/11	200,000	201,000
8.235% 8/5/09 (g)	300,000	319,680
United Mexican States:
5.625% 1/15/17	1,845,000	1,761,975
5.875% 1/15/14	120,000	118,680
6.75% 9/27/34	90,000	91,125
7.5% 1/14/12	100,000	107,300
7.5% 4/8/33	140,000	153,300
8.3% 8/15/31	90,000	106,875
11.5% 5/15/26	40,000	60,900
Venezuelan Republic:
5.375% 8/7/10	115,000	111,493
6.09% 4/20/11 (g)	220,000	222,420
7.65% 4/21/25	100,000	107,350
9.25% 9/15/27	190,000	238,925
10.75% 9/19/13	140,000	174,300
13.625% 8/15/18	113,000	172,043
euro Brady:
FLIRB B 5.985% 3/31/07 (g)	23,805	23,805
par W-B 6.75% 3/31/20	250,000	250,000
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	74,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,116,323)		12,789,202
Common Stocks - 0.0%
	Shares	Value
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a) (Cost $36,503)	18,648	$ 60,606
Floating Rate Loans - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 13.51% 3/16/08 (g) (Cost $305,645)	$ 300,000	308,250
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 5.875% 3/28/13 (g)	109,785	107,589
- Deutsche Bank 5.875% 3/28/13 (g)	12,922	12,664
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,064)		120,253
Fixed-Income Funds - 20.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (h)	198,719	20,016,965
Fidelity Ultra-Short Central Fund (h)	1,146,041	114,019,619
TOTAL FIXED-INCOME FUNDS (Cost $133,991,983)		134,036,584
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $560,000)	$ 560,000	$ 554,505
Cash Equivalents - 13.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06 (Cost $88,137,000)	$ 88,172,100	88,137,000
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $749,269,440)		739,084,416
NET OTHER ASSETS - (15.2)%		(97,611,515)
NET ASSETS - 100%		$ 641,472,901
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 134,000	$ 3,010
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	134,000	2,833
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ 3,187
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	878
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	746
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	886
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	1,356
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	2,030
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	482,000	1,204
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 173,377	$ 253
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	45,030	194
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,638
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	1,334
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,040
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,280
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	1,920
TOTAL CREDIT DEFAULT SWAPS		3,757,407	23,789
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ (40,950)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(63,550)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(43,743)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(35,550)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	(100,800)
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	48,300
TOTAL INTEREST RATE SWAPS		68,635,000	(236,293)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	1,000,000	(9,276)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(91,630)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 1,000,000	$ (9,357)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	2,000,000	(46,467)
TOTAL TOTAL RETURN SWAPS		14,000,000	(156,730)
		$ 86,392,407	$ (369,234)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,338,812 or 4.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 446,487
Fidelity Ultra-Short Central Fund	1,937,280
Total	$ 2,383,767

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ -	$ 19,998,065	$ -	$ 20,016,965	2.0%
Fidelity Ultra-Short Central Fund	54,002,121	59,993,974	-	114,019,619	1.6%
Total	$ 54,002,121	$ 79,992,039	$ -	$ 134,036,584
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $748,479,624. Net unrealized depreciation aggregated $9,395,208, of which $2,522,897 related to appreciated investment securities and $11,918,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.815814.101

ATB-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 87,500
Delphi Corp. 6.5% 8/15/13 (b)	185,000	124,875
Goodyear Tire & Rubber Co. 9% 7/1/15	100,000	103,250
Tenneco, Inc. 8.625% 11/15/14	205,000	207,050
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,743
Visteon Corp. 7% 3/10/14	290,000	233,450
		849,868
Automobiles - 0.3%
Ford Motor Co. 6.625% 10/1/28	1,635,000	1,119,975
General Motors Corp.:
6.375% 5/1/08	300,000	255,750
8.25% 7/15/23	300,000	217,500
		1,593,225
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (e)	40,000	41,000
Carriage Services, Inc. 7.875% 1/15/15	200,000	201,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,625
6.75% 4/1/16	305,000	292,800
		609,925
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13	105,000	106,575
Domino's, Inc. 8.25% 7/1/11	55,000	56,788
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	61,950
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,063
8% 11/15/13	225,000	231,469
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,750
8.125% 6/1/12	70,000	72,450
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,450
Host Marriott LP:
6.75% 6/1/16 (e)	100,000	99,000
7.125% 11/1/13	35,000	35,525
Kerzner International Ltd. 6.75% 10/1/15	140,000	145,250
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	129,600
MGM MIRAGE:
6% 10/1/09	50,000	49,250
8.375% 2/1/11	40,000	42,200
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 7.125% 8/15/14	$ 40,000	$ 40,000
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	142,763
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	80,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	146,300
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	247,500
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	30,000	29,925
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	69,825
7.25% 5/1/12	50,000	49,875
Six Flags, Inc.:
9.625% 6/1/14	180,000	182,250
9.75% 4/15/13	55,000	55,825
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	99,000
Station Casinos, Inc.:
6% 4/1/12	70,000	67,900
6.5% 2/1/14	40,000	38,800
6.625% 3/15/18 (e)	50,000	47,563
6.875% 3/1/16	150,000	147,750
Town Sports International, Inc. 9.625% 4/15/11	165,000	172,838
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	95,000	104,619
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	64,400
Vail Resorts, Inc. 6.75% 2/15/14	60,000	57,825
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	42,000	44,205
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	166,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	155,200
		3,442,283
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	634,458
Goodman Global Holdings, Inc. 7.875% 12/15/12	80,000	80,000
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	45,855
6.5% 1/15/14	100,000	94,020
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
8.875% 4/1/12	$ 10,000	$ 10,500
KB Home 7.25% 6/15/18	100,000	97,720
Sealy Mattress Co. 8.25% 6/15/14	50,000	52,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	210,000	193,725
7.5% 1/15/15	175,000	152,688
8.25% 4/1/11 (e)	200,000	199,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (e)	75,000	75,938
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,088
		1,671,992
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	541,266
Cablevision Systems Corp.:
8% 4/15/12	230,000	230,575
9.62% 4/1/09 (g)	40,000	42,400
CanWest Media, Inc. 8% 9/15/12	30,000	30,225
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	115,000	115,863
10.25% 9/15/10 (e)	100,000	100,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	70,525
Cinemark, Inc. 0% 3/15/14 (c)	100,000	79,500
Comcast Corp.:
4.95% 6/15/16	530,000	479,648
5.5% 3/15/11	625,000	618,609
5.85% 1/15/10	500,000	502,058
6.45% 3/15/37	645,000	613,957
Cox Communications, Inc. 4.625% 6/1/13	1,060,000	963,339
CSC Holdings, Inc.:
7.25% 4/15/12 (e)(g)	160,000	159,600
7.875% 2/15/18	150,000	151,500
8.125% 7/15/09	65,000	67,438
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	80,750
0% 11/15/13 (c)	5,000	4,250
8% 11/15/13	10,000	10,250
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 150,000	$ 146,250
6.625% 10/1/14	100,000	96,500
7.125% 2/1/16 (e)	250,000	244,375
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (d)	292,015	291,650
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,400
Houghton Mifflin Co.:
0% 10/15/13 (c)	200,000	170,000
8.25% 2/1/11	100,000	103,875
9.875% 2/1/13	145,000	156,600
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	78,200
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	102,875
Liberty Media Corp.:
5.7% 5/15/13	570,000	530,100
8.5% 7/15/29	130,000	126,203
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	204,250
MediaNews Group, Inc. 6.375% 4/1/14	100,000	88,500
News America Holdings, Inc. 7.75% 12/1/45	170,000	181,862
News America, Inc.:
6.2% 12/15/34	330,000	305,148
6.4% 12/15/35 (e)	500,000	472,563
Nexstar Broadcasting, Inc. 7% 1/15/14	300,000	280,500
PanAmSat Corp. 9% 8/15/14	84,000	88,309
Paxson Communications Corp.:
8.3183% 1/15/12 (e)(g)	200,000	205,000
11.3183% 1/15/13 (e)(g)	200,000	202,000
Quebecor Media, Inc. 7.75% 3/15/16 (e)	150,000	153,188
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,800
10.375% 9/1/14 (e)	30,000	33,488
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	100,000	97,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,143,811
Time Warner, Inc. 9.125% 1/15/13	40,000	46,048
Viacom, Inc. 5.75% 4/30/11 (e)	460,000	456,628
		10,985,376
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	$ 100,000	$ 106,250
The May Department Stores Co. 6.7% 7/15/34	620,000	614,487
		720,737
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	60,000
9% 6/15/12	15,000	15,375
AutoNation, Inc. 7% 4/15/14 (e)	50,000	50,375
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	170,000
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	82,350
Sonic Automotive, Inc. 8.625% 8/15/13	265,000	272,288
United Auto Group, Inc. 9.625% 3/15/12	50,000	53,313
		703,701
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	39,700
Levi Strauss & Co.:
8.875% 4/1/16 (e)	100,000	100,000
9.74% 4/1/12 (g)	70,000	72,888
9.75% 1/15/15	180,000	189,450
12.25% 12/15/12	65,000	73,775
		475,813
TOTAL CONSUMER DISCRETIONARY		21,052,920
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	392,427
Molson Coors Capital Finance ULC 4.85% 9/22/10	1,000,000	968,489
		1,360,916
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,000
8.25% 7/15/10	40,000	42,250
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,475
8.5% 8/1/14	60,000	56,100
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	$ 115,000	$ 121,613
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	79,600
		369,038
Food Products - 0.2%
B&G Foods, Inc. 8% 10/1/11	40,000	40,900
Doane Pet Care Co.:
10.625% 11/15/15	50,000	61,000
10.75% 3/1/10	125,000	136,250
H.J. Heinz Co. 6.428% 12/1/08 (e)(g)	450,000	457,286
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	121,500
NPI Merger Corp. 9.23% 10/15/13 (e)(g)	20,000	20,450
Pierre Foods, Inc. 9.875% 7/15/12	40,000	41,400
Swift & Co.:
10.125% 10/1/09	100,000	102,500
12.5% 1/1/10	80,000	80,000
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	153,248
		1,214,534
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	365,000	357,299
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	97,750
		455,049
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	233,308
TOTAL CONSUMER STAPLES		3,632,845
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	329,411
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	824,404
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	45,100
Hanover Compressor Co.:
7.5% 4/15/13	30,000	30,300
8.625% 12/15/10	20,000	20,950
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,250
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	114,375
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Petronas Capital Ltd. 7% 5/22/12 (e)	$ 5,000	$ 5,333
Universal Compression, Inc. 7.25% 5/15/10	40,000	40,400
		1,462,523
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp. 6.65% 8/15/11	110,000	114,667
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	121,375
Arch Western Finance LLC 6.75% 7/1/13	100,000	98,750
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (e)	40,000	41,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	475,102
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	180,000	187,200
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	49,563
7.75% 1/15/15	130,000	133,900
Drummond Co., Inc. 7.375% 2/15/16 (e)	190,000	187,150
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,431,273
El Paso Corp.:
6.375% 2/1/09 (e)	5,000	4,943
6.5% 6/1/08 (e)	150,000	150,156
6.7% 2/15/27 (e)	65,000	64,838
7.75% 6/15/10 (e)	200,000	205,756
7.875% 6/15/12	500,000	517,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,050
7.75% 1/15/32	15,000	15,034
8.05% 10/15/30	95,000	97,019
El Paso Production Holding Co. 7.75% 6/1/13	140,000	144,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	312,959
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	238,652
Enterprise Products Operating LP 6.375% 2/1/13	300,000	304,422
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,375
Giant Industries, Inc. 8% 5/15/14	130,000	133,738
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	265,340
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14	146,000	138,700
Massey Energy Co. 6.625% 11/15/10	40,000	40,100
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (e)	240,000	218,122
Newfield Exploration Co. 6.625% 9/1/14	90,000	88,763
Nexen, Inc. 5.875% 3/10/35	600,000	544,511
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 55,000	$ 54,313
8.25% 3/15/13	90,000	94,950
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	120,600
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,150
Pemex Project Funding Master Trust:
5.75% 12/15/15 (e)	160,000	151,680
6.125% 8/15/08	250,000	251,500
7.375% 12/15/14	340,000	360,400
7.75% 9/28/49	368,000	371,680
8.625% 2/1/22	50,000	57,867
Petrobras Energia SA 9.375% 10/30/13	55,000	59,400
Petrozuata Finance, Inc. 8.22% 4/1/17 (e)	100,000	97,250
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	87,075
7.375% 7/15/13	40,000	40,800
Ship Finance International Ltd. 8.5% 12/15/13	330,000	310,200
Southern Star Central Corp. 6.75% 3/1/16 (e)	60,000	59,700
Talisman Energy, Inc. 5.85% 2/1/37	350,000	318,781
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	40,000	40,500
Teekay Shipping Corp. 8.875% 7/15/11	30,000	32,550
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	217,150
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,138
7.625% 7/15/19	30,000	31,652
7.875% 9/1/21	35,000	37,363
8.125% 3/15/12	30,000	32,075
8.75% 3/15/32	165,000	188,818
YPF SA:
10% 11/2/28	105,000	124,163
yankee 9.125% 2/24/09	75,000	78,938
		9,625,551
TOTAL ENERGY		11,088,074
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 5.3%
Capital Markets - 0.9%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	$ 100,000	$ 96,195
4.25% 9/4/12 (g)	205,000	201,827
E*TRADE Financial Corp.:
7.375% 9/15/13	40,000	40,800
8% 6/15/11	315,000	325,238
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,098,774
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,098,701
6.6% 1/15/12	500,000	521,687
Lazard Group LLC 7.125% 5/15/15	685,000	701,209
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,803
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	656,358
Morgan Stanley 6.6% 4/1/12	1,100,000	1,149,820
		5,921,412
Commercial Banks - 0.7%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (g)	50,000	49,375
Bank of America Corp. 7.4% 1/15/11	780,000	838,672
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	33,488
Dresdner Bank AG 10.375% 8/17/09 (e)	100,000	108,250
Korea Development Bank:
3.875% 3/2/09	685,000	656,666
4.75% 7/20/09	320,000	313,268
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	100,000	100,000
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	200,000	216,500
Wachovia Bank NA 4.875% 2/1/15	1,990,000	1,852,027
Wachovia Corp. 4.875% 2/15/14	175,000	164,227
Western Financial Bank 9.625% 5/15/12	15,000	16,707
Woori Bank 6.125% 5/3/16 (e)(g)	375,000	374,775
		4,723,955
Consumer Finance - 0.7%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,250
Capital One Bank 6.5% 6/13/13	1,090,000	1,129,045
Ford Motor Credit Co.:
6.625% 6/16/08	290,000	272,468
7% 10/1/13	500,000	438,750
8.625% 11/1/10	200,000	189,176
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
9.4725% 4/15/12 (g)	$ 200,000	$ 200,250
General Motors Acceptance Corp.:
6.125% 2/1/07	100,000	98,383
6.75% 12/1/14	435,000	395,850
6.875% 9/15/11	350,000	327,250
8% 11/1/31	400,000	378,000
Household Finance Corp. 4.125% 11/16/09	130,000	124,480
MBNA America Bank NA 7.125% 11/15/12	500,000	538,497
Triad Acquisition Corp. 11.125% 5/1/13	55,000	55,000
		4,215,399
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	68,425
Citigroup, Inc. 5% 9/15/14	1,250,000	1,183,885
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	72,505
JPMorgan Chase & Co. 4.875% 3/15/14	1,475,000	1,380,131
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	510,000	470,015
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	500,000	477,531
Universal City Florida Holding Co. I/II 8.375% 5/1/10	30,000	30,900
		3,683,392
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	469,327
Axis Capital Holdings Ltd. 5.75% 12/1/14	675,000	645,526
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	611,497
Symetra Financial Corp. 6.125% 4/1/16 (e)	380,000	371,573
UnumProvident Corp. 7.625% 3/1/11	150,000	157,306
		2,255,229
Real Estate - 1.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	115,000	114,425
8.125% 6/1/12	85,000	87,975
Archstone Smith Operating Trust 5.25% 5/1/15	805,000	762,890
Arden Realty LP 5.25% 3/1/15	1,210,000	1,163,451
Boston Properties, Inc. 6.25% 1/15/13	245,000	250,487
Brandywine Operating Partnership LP 5.75% 4/1/12	290,000	286,436
Camden Property Trust 5.875% 11/30/12	200,000	199,059
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp.:
5.125% 9/1/11	$ 1,645,000	$ 1,607,520
5.25% 11/30/07	200,000	199,471
5.5% 12/15/10	490,000	488,025
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,725
Colonial Properties Trust:
4.75% 2/1/10	120,000	115,670
5.5% 10/1/15	840,000	794,666
Developers Diversified Realty Corp.:
5% 5/3/10	350,000	339,502
5.25% 4/15/11	205,000	198,961
5.375% 10/15/12	210,000	203,275
EOP Operating LP:
4.65% 10/1/10	595,000	570,400
4.75% 3/15/14	135,000	123,847
6.75% 2/15/12	145,000	150,847
6.8% 1/15/09	1,000,000	1,030,724
7% 7/15/11	500,000	525,942
Omega Healthcare Investors, Inc.:
7% 4/1/14	70,000	68,600
7% 4/1/14 (e)	100,000	98,000
7% 1/15/16	100,000	97,750
Senior Housing Properties Trust 7.875% 4/15/15	213,000	219,923
Simon Property Group LP:
5.1% 6/15/15	485,000	453,952
5.625% 8/15/14	1,000,000	976,279
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	146,625
6.625% 10/15/14	115,000	113,275
		11,398,702
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	383,873
Independence Community Bank Corp. 3.75% 4/1/14 (g)	545,000	516,112
Residential Capital Corp.:
6.375% 6/30/10	45,000	44,809
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
6.875% 6/30/15	$ 165,000	$ 167,270
Washington Mutual, Inc. 4.625% 4/1/14	750,000	679,853
		1,791,917
TOTAL FINANCIALS		33,990,006
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	85,200
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	60,000	63,750
Community Health Systems, Inc. 6.5% 12/15/12	80,000	77,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,500
9.5% 8/15/10	110,000	116,600
CRC Health Group, Inc. 10.75% 2/1/16 (e)	100,000	102,750
DaVita, Inc.:
6.625% 3/15/13	40,000	39,500
7.25% 3/15/15	265,000	264,338
HCA, Inc. 6.5% 2/15/16	200,000	193,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	100,500
Multiplan, Inc. 10.375% 4/15/16 (e)	100,000	101,625
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,000
ResCare, Inc. 7.75% 10/15/13	80,000	80,400
Rural/Metro Corp.:
0% 3/15/16 (c)	145,000	107,663
9.875% 3/15/15	180,000	191,700
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (e)	100,000	103,250
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,563
6.5% 6/1/12	15,000	13,688
7.375% 2/1/13	175,000	164,500
9.25% 2/1/15 (e)	250,000	255,000
U.S. Oncology, Inc.:
9% 8/15/12	30,000	31,950
10.75% 8/15/14	80,000	89,600
		2,314,177
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	$ 100,000	$ 70,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	47,500
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	58,650
VWR International, Inc.:
6.875% 4/15/12	30,000	29,475
8% 4/15/14	30,000	30,000
		236,375
TOTAL HEALTH CARE		2,550,552
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	100,000	99,250
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	504,503
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,500
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	313,650
6.75% 5/1/12 (e)	105,000	100,800
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,500
Orbital Sciences Corp. 9% 7/15/11	135,000	144,113
		1,309,316
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,625
6.855% 10/15/10	50,901	51,697
6.977% 11/23/22	10,566	10,037
6.978% 10/1/12	114,523	117,342
7.024% 4/15/11	365,000	375,038
7.377% 5/23/19	44,581	41,015
7.379% 11/23/17	44,213	39,792
7.8% 4/1/08	65,000	64,350
7.858% 4/1/13	525,000	558,291
AMR Corp. 9% 8/1/12	185,000	179,450
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	737,592	738,719
6.795% 2/2/20	446,954	420,137
9.798% 4/1/21	146,819	151,958
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	650,000	167,375
8.3% 12/15/29 (b)	200,000	51,760
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
9.5% 11/18/08 (b)(e)	$ 61,000	$ 59,170
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	340,000
7.299% 9/18/06	1,000	950
7.57% 11/18/10	805,000	805,000
7.779% 1/2/12	85,169	77,929
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	87,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,630
7.626% 4/1/10	25,044	20,787
7.67% 1/2/15	8,270	8,208
U.S. Airways pass thru trust certificates 6.85% 7/30/19	287,522	293,632
United Airlines pass thru Certificates:
6.071% 9/1/14	291,458	287,737
6.201% 3/1/10	125,723	125,723
6.602% 9/1/13	376,272	374,806
		5,503,158
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,500
Nortek, Inc. 8.5% 9/1/14	100,000	102,875
		124,375
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,500
Adesa, Inc. 7.625% 6/15/12	50,000	50,875
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	142,100
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	66,675
7.25% 3/15/15	300,000	305,250
7.875% 4/15/13	120,000	125,100
Buhrmann US, Inc. 7.875% 3/1/15	50,000	50,625
Cenveo Corp. 7.875% 12/1/13	160,000	154,800
FTI Consulting, Inc. 7.625% 6/15/13	105,000	109,200
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	236,325
Mac-Gray Corp. 7.625% 8/15/15	150,000	153,375
Mail-Well I Corp. 9.625% 3/15/12	100,000	106,750
		1,624,575
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	$ 910,000	$ 930,915
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	74,250
		1,005,165
Machinery - 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	79,000
Case New Holland, Inc. 7.125% 3/1/14 (e)	100,000	98,500
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	42,200
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,800
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	50,125
Dresser, Inc. 9.375% 4/15/11	15,000	15,694
Invensys PLC 9.875% 3/15/11 (e)	245,000	258,475
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	56,550
Terex Corp. 7.375% 1/15/14	100,000	102,000
		723,344
Marine - 0.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	171,000	188,528
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	126,000	107,100
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	82,000	85,690
OMI Corp. 7.625% 12/1/13	95,000	96,425
		477,743
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (e)	50,000	50,875
7.75% 5/15/16 (e)	50,000	50,875
Hertz Corp.:
8.875% 1/1/14 (e)	250,000	265,000
10.5% 1/1/16 (e)	110,000	121,000
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	101,000
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	100,000	104,000
TFM SA de CV 9.375% 5/1/12	65,000	69,550
		762,300
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	$ 75,000	$ 77,625
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	150,000	165,750
		243,375
TOTAL INDUSTRIALS		11,792,801
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.375% 10/15/15	120,000	116,100
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	102,250
Sanmina-SCI Corp. 8.125% 3/1/16	100,000	101,375
		203,625
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	113,100
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	240,188
		353,288
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	134,225
Xerox Corp.:
7.2% 4/1/16	165,000	168,300
7.625% 6/15/13	60,000	62,850
		365,375
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	61,913
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	760,000	741,594
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	61,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	24,000
8% 12/15/14	80,000	74,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	51,450
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	136,863
Viasystems, Inc. 10.5% 1/15/11	180,000	179,100
		1,330,620
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	$ 50,000	$ 50,688
SERENA Software, Inc. 10.375% 3/15/16 (e)	30,000	31,800
		82,488
TOTAL INFORMATION TECHNOLOGY		2,451,496
MATERIALS - 1.1%
Chemicals - 0.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	121,000
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,200
Braskem SA:
(Reg. S) 11.75% 1/22/14	50,000	60,750
11.75% 1/22/14 (e)	10,000	12,150
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (c)	100,000	78,250
Equistar Chemicals LP 7.55% 2/15/26	100,000	92,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	158,050
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (g)	70,000	71,400
Huntsman International LLC 9.875% 3/1/09	115,000	120,463
IMC Global, Inc. 10.875% 8/1/13	100,000	113,500
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	60,000	61,200
Innophos, Inc. 8.875% 8/15/14	30,000	30,900
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	206,500
10.875% 5/1/09	55,000	56,375
Millennium America, Inc. 9.25% 6/15/08	230,000	239,200
Nalco Co. 7.75% 11/15/11	230,000	231,725
Pliant Corp. 0% 6/15/09 (c)	60,000	58,200
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	35,000	37,581
Rhodia SA 7.625% 6/1/10	200,000	202,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	150,000
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (e)	200,000	210,500
		2,399,944
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	$ 30,000	$ 30,750
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	51,500
		82,250
Containers & Packaging - 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	30,525
Ball Corp. 6.625% 3/15/18	200,000	194,000
BWAY Corp. 10% 10/15/10	105,000	111,038
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	101,850
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	50,750
9.875% 10/15/14	95,000	96,900
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	120,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	14,025
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,375
8.875% 2/15/09	100,000	103,500
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,250
7.5% 5/15/10	95,000	95,000
7.8% 5/15/18	45,000	44,100
8.1% 5/15/07	110,000	112,200
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	44,200
		1,183,713
Metals & Mining - 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,900
California Steel Industries, Inc. 6.125% 3/15/14	40,000	38,000
Century Aluminum Co. 7.5% 8/15/14	40,000	41,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	344,301
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	106,000	109,313
Evraz Securities SA 10.875% 8/3/09	100,000	109,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	74,531
10.125% 2/1/10	45,000	48,319
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	50,000	54,750
Newmont Mining Corp. 5.875% 4/1/35	405,000	365,478
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	196,219
Novelis, Inc. 7.5% 2/15/15 (e)(g)	210,000	204,225
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
RathGibson, Inc. 11.25% 2/15/14 (e)	$ 50,000	$ 53,750
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	88,000
		1,748,886
Paper & Forest Products - 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	28,575
7.9433% 10/15/12 (g)	30,000	30,300
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	203,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	37,800
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,081
7.75% 11/15/29	10,000	9,625
8% 1/15/24	130,000	128,863
8.125% 5/15/11	105,000	108,675
International Paper Co. 4.25% 1/15/09	345,000	333,339
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	94,800
P.H. Glatfelter Co. 7.125% 5/1/16 (e)	30,000	30,225
Solo Cup Co. 8.5% 2/15/14	145,000	136,663
Stone Container Corp. 8.375% 7/1/12	100,000	97,250
Stone Container Finance Co. 7.375% 7/15/14	100,000	91,500
		1,344,696
TOTAL MATERIALS		6,759,489
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,405
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,034,362
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,218
8.875% 12/15/30	145,000	183,279
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	396,494
Empresa Brasileira de Telecomm SA 11% 12/15/08	102,000	113,220
Eschelon Operating Co.:
8.375% 3/15/10	46,000	44,045
8.375% 3/15/10	50,000	47,875
GCI, Inc. 7.25% 2/15/14	50,000	49,250
Level 3 Financing, Inc. 12.25% 3/15/13 (e)	250,000	267,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
New Skies Satellites BV:
9.125% 11/1/12	$ 145,000	$ 156,238
9.5725% 11/1/11 (g)	100,000	102,000
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (e)	75,000	78,000
NTL Cable PLC 8.75% 4/15/14	100,000	102,500
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	50,188
7.25% 2/15/11	35,000	35,131
7.625% 8/3/21	20,000	19,850
Qwest Communications International, Inc.:
7.5% 2/15/14	260,000	261,625
7.5% 2/15/14	60,000	61,200
8.2488% 2/15/09 (g)	40,000	40,800
Qwest Corp.:
7.625% 6/15/15	210,000	222,600
8.16% 6/15/13 (g)	90,000	98,100
SBC Communications, Inc.:
6.15% 9/15/34	500,000	470,960
6.45% 6/15/34	220,000	215,098
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,079,365
Telecom Italia Capital:
4.95% 9/30/14	415,000	379,876
6% 9/30/34	500,000	446,221
Telefonica de Argentina SA 9.125% 11/7/10	160,000	167,600
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	86,680
Telenet Group Holding NV 0% 6/15/14 (c)(e)	52,000	43,940
TELUS Corp. yankee 7.5% 6/1/07	180,000	183,744
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	85,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	123,750
U.S. West Communications 6.875% 9/15/33	165,000	153,450
Verizon Global Funding Corp. 7.75% 12/1/30	776,000	855,943
Verizon New York, Inc. 6.875% 4/1/12	120,000	123,162
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	100,000	109,750
		8,947,019
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09	185,000	177,328
6.375% 3/1/35	780,000	714,910
American Tower Corp. 7.5% 5/1/12	105,000	108,413
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	497,966
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. 10% 1/1/13	$ 200,000	$ 207,500
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	60,000	61,650
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	107,125
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	60,200
Inmarsat Finance PLC 7.625% 6/30/12	45,000	46,125
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,100
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (g)	195,000	202,556
Millicom International Cellular SA 10% 12/1/13	140,000	155,750
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	60,870
8.375% 10/14/10 (e)	255,000	263,670
Nextel Communications, Inc. 7.375% 8/1/15	150,000	155,862
Nextel Partners, Inc. 8.125% 7/1/11	85,000	89,888
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	136,500
8% 12/15/12	105,000	109,856
9.625% 5/1/11	26,000	29,380
Rural Cellular Corp.:
8.25% 3/15/12	60,000	63,000
9.75% 1/15/10	100,000	102,750
Telecom Personal SA 9.25% 12/22/10 (e)	100,000	103,250
Vodafone Group PLC 5.5% 6/15/11	170,000	168,112
		3,671,161
TOTAL TELECOMMUNICATION SERVICES		12,618,180
UTILITIES - 1.9%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14	70,000	71,925
Chivor SA E.S.P. 9.75% 12/30/14 (e)	193,000	217,125
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	293,472
Exelon Corp.:
4.9% 6/15/15	775,000	712,733
6.75% 5/1/11	420,000	438,341
FirstEnergy Corp. 6.45% 11/15/11	155,000	159,840
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC 8.5% 10/1/21	$ 100,000	$ 100,750
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	140,000	142,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	110,000	115,500
Nevada Power Co.:
5.875% 1/15/15	40,000	38,575
6.5% 4/15/12	50,000	50,281
PPL Energy Supply LLC 5.7% 10/15/35	655,000	628,699
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	966,284
7.1% 3/1/11	350,000	369,755
Sierra Pacific Power Co. 6% 5/15/16 (e)	50,000	48,875
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,000
TXU Energy Co. LLC 7% 3/15/13	880,000	911,393
		5,308,348
Gas Utilities - 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	160,000	152,000
6.8% 11/15/15 (e)	80,000	80,500
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,875
Sonat, Inc.:
6.625% 2/1/08	20,000	19,975
6.75% 10/1/07	15,000	15,094
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (e)	100,000	99,000
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (d)	164,472	162,005
		553,449
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14	400,000	418,000
8.75% 6/15/08	2,000	2,088
8.75% 5/15/13 (e)	35,000	37,931
8.875% 2/15/11	382,000	411,605
9% 5/15/15 (e)	25,000	27,219
9.375% 9/15/10	7,000	7,630
9.5% 6/1/09	19,000	20,449
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	179,350
8.25% 4/15/12 (e)	90,000	97,875
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc. 7% 4/1/12	$ 1,050,000	$ 1,112,117
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (e)	270,000	271,013
NRG Energy, Inc.:
7.25% 2/1/14	300,000	301,125
7.375% 2/1/16	580,000	583,625
Tenaska Alabama Partners LP 7% 6/30/21 (e)	197,052	194,589
TXU Corp. 5.55% 11/15/14	250,000	232,575
		3,897,191
Multi-Utilities - 0.4%
CMS Energy Corp.:
6.3% 2/1/12	260,000	254,150
8.5% 4/15/11	45,000	48,488
9.875% 10/15/07	135,000	142,763
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	513,083
5.95% 6/15/35	905,000	824,377
6.25% 6/30/12	270,000	273,420
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (e)	630,000	600,964
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	109,200
		2,766,445
TOTAL UTILITIES		12,525,433
TOTAL NONCONVERTIBLE BONDS (Cost $120,340,559)		118,461,796
U.S. Government and Government Agency Obligations - 31.3%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,756,064
4.375% 7/17/13	2,205,000	2,073,578
4.625% 5/1/13	5,000,000	4,737,505
Freddie Mac:
5.25% 11/5/12	280,000	273,110
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 2,095,000	$ 2,131,392
Tennessee Valley Authority 5.375% 4/1/56	385,000	364,658
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,336,307
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,532,458	4,476,601
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,146,340	2,991,570
2% 1/15/14	12,150,777	11,856,751
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,324,922
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bonds 6.25% 5/15/30	17,161,000	19,394,607
U.S. Treasury Notes:
3.375% 12/15/08	25,000,000	24,087,900
3.375% 10/15/09	16,000,000	15,231,248
4.25% 8/15/13	55,049,000	52,513,689
4.75% 5/15/14	13,685,000	13,430,007
6.5% 2/15/10	37,170,000	39,196,917
TOTAL U.S. TREASURY OBLIGATIONS		163,854,368
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $205,437,219)		200,515,597
U.S. Government Agency - Mortgage Securities - 21.0%

Fannie Mae - 18.7%
3.734% 1/1/35 (g)	68,740	67,518
3.749% 12/1/34 (g)	52,652	51,760
3.75% 1/1/34 (g)	55,679	54,159
3.752% 10/1/33 (g)	49,509	48,302
3.752% 10/1/33 (g)	58,021	56,527
3.782% 12/1/34 (g)	14,079	13,861
3.792% 6/1/34 (g)	240,957	232,986
3.824% 6/1/33 (g)	40,242	39,475
3.829% 1/1/35 (g)	53,277	52,424
3.833% 4/1/33 (g)	171,956	168,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.847% 1/1/35 (g)	$ 136,287	$ 134,020
3.854% 10/1/33 (g)	1,477,314	1,446,291
3.869% 1/1/35 (g)	79,038	77,816
3.902% 10/1/34 (g)	47,416	46,753
3.904% 1/1/35 (g)	123,771	121,925
3.913% 5/1/34 (g)	18,701	18,699
3.917% 12/1/34 (g)	38,082	37,505
3.957% 1/1/35 (g)	51,665	50,911
3.96% 5/1/33 (g)	13,393	13,178
3.972% 12/1/34 (g)	35,435	34,937
3.978% 12/1/34 (g)	56,532	55,740
3.983% 12/1/34 (g)	299,723	295,530
3.988% 1/1/35 (g)	35,602	35,091
4.003% 12/1/34 (g)	34,664	34,182
4.006% 2/1/35 (g)	37,930	37,380
4.021% 2/1/35 (g)	34,486	34,023
4.042% 12/1/34 (g)	76,428	75,408
4.048% 10/1/18 (g)	45,886	45,030
4.05% 1/1/35 (g)	20,490	20,197
4.051% 1/1/35 (g)	35,760	35,283
4.066% 4/1/33 (g)	15,788	15,579
4.067% 1/1/35 (g)	65,677	64,789
4.09% 2/1/35 (g)	38,138	37,603
4.091% 2/1/35 (g)	73,911	72,901
4.092% 2/1/35 (g)	36,552	36,078
4.106% 2/1/35 (g)	136,278	134,582
4.109% 1/1/35 (g)	81,827	80,744
4.113% 11/1/34 (g)	61,952	61,196
4.115% 2/1/35 (g)	90,983	89,767
4.121% 1/1/35 (g)	84,767	83,680
4.122% 1/1/35 (g)	142,128	140,358
4.144% 1/1/35 (g)	136,652	135,399
4.153% 2/1/35 (g)	73,414	72,476
4.166% 11/1/34 (g)	24,580	24,314
4.176% 1/1/35 (g)	71,977	71,105
4.178% 1/1/35 (g)	139,785	138,231
4.178% 1/1/35 (g)	102,186	99,366
4.188% 10/1/34 (g)	125,257	124,290
4.22% 3/1/34 (g)	44,419	43,514
4.223% 1/1/35 (g)	52,661	52,059
4.248% 1/1/34 (g)	143,666	141,098
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.25% 2/1/35 (g)	$ 63,902	$ 62,174
4.267% 2/1/35 (g)	32,958	32,608
4.28% 8/1/33 (g)	97,632	96,456
4.283% 3/1/35 (g)	56,960	56,280
4.287% 7/1/34 (g)	40,766	40,639
4.299% 5/1/35 (g)	69,658	68,936
4.304% 12/1/34 (g)	36,573	36,192
4.316% 3/1/33 (g)	27,713	26,964
4.339% 9/1/34 (g)	83,307	82,543
4.354% 9/1/34 (g)	162,649	162,148
4.356% 1/1/35 (g)	63,268	61,697
4.357% 4/1/35 (g)	38,529	38,092
4.362% 2/1/34 (g)	119,440	117,478
4.392% 1/1/35 (g)	54,330	53,809
4.395% 5/1/35 (g)	153,860	152,161
4.398% 2/1/35 (g)	80,542	78,558
4.434% 10/1/34 (g)	235,759	233,939
4.436% 4/1/34 (g)	85,437	84,491
4.438% 3/1/35 (g)	63,289	61,759
4.465% 8/1/34 (g)	154,047	151,642
4.474% 5/1/35 (g)	76,371	75,623
4.481% 1/1/35 (g)	74,756	74,185
4.493% 12/1/34 (g)	305,284	298,729
4.495% 3/1/35 (g)	178,851	174,794
4.5% 5/1/18 to 3/1/35	27,808,154	26,191,260
4.5% 5/1/21 (f)	3,000,000	2,856,180
4.5% 5/1/21 (f)	2,895,592	2,756,777
4.5% 5/1/21 (f)	2,105,000	2,004,086
4.504% 8/1/34 (g)	329,183	328,429
4.521% 3/1/35 (g)	156,306	152,889
4.526% 2/1/35 (g)	896,234	883,982
4.54% 2/1/35 (g)	333,424	330,906
4.541% 7/1/34 (g)	78,979	79,081
4.543% 2/1/35 (g)	44,651	44,322
4.545% 7/1/35 (g)	189,480	187,589
4.546% 2/1/35 (g)	48,202	47,831
4.573% 1/1/33 (g)	263,850	262,140
4.579% 2/1/35 (g)	151,811	148,960
4.584% 7/1/35 (g)	206,335	204,408
4.587% 2/1/35 (g)	492,556	482,681
4.626% 11/1/34 (g)	165,630	162,850
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.668% 11/1/34 (g)	$ 168,798	$ 166,149
4.677% 3/1/35 (g)	389,401	387,127
4.704% 3/1/35 (g)	80,742	79,295
4.726% 7/1/34 (g)	155,452	153,327
4.728% 1/1/35 (g)	268,129	266,882
4.74% 10/1/34 (g)	212,809	209,863
4.78% 12/1/34 (g)	146,371	144,275
4.798% 12/1/32 (g)	70,048	69,791
4.798% 12/1/34 (g)	52,412	51,713
4.802% 10/1/34 (g)	112,538	111,098
4.812% 6/1/35 (g)	262,946	261,371
4.815% 2/1/33 (g)	86,661	86,322
4.844% 11/1/34 (g)	184,071	181,829
4.873% 10/1/34 (g)	655,472	647,993
5% 3/1/35 to 8/1/35	19,425,037	18,383,855
5% 5/1/36 (f)	9,875,320	9,341,756
5.081% 9/1/34 (g)	548,414	544,706
5.103% 9/1/34 (g)	50,143	49,838
5.104% 5/1/35 (g)	352,262	351,917
5.172% 5/1/35 (g)	232,659	231,091
5.177% 5/1/35 (g)	573,844	569,838
5.197% 6/1/35 (g)	255,443	255,527
5.221% 5/1/35 (g)	601,359	597,570
5.231% 3/1/35 (g)	40,227	40,054
5.343% 12/1/34 (g)	106,187	106,004
5.5% 11/1/16 to 10/1/34	5,491,292	5,353,265
5.5% 5/1/21 (f)	10,000,000	9,923,900
5.5% 5/1/36 (f)	17,610,000	17,103,360
5.505% 2/1/36 (g)	1,013,309	1,009,762
5.636% 1/1/36 (g)	284,875	284,971
6% 7/1/08 to 3/1/33	6,127,983	6,168,216
6.5% 6/1/09 to 1/1/33	1,764,192	1,803,873
7% 9/1/25 to 8/1/29	254,700	263,005
TOTAL FANNIE MAE		119,800,716
Freddie Mac - 2.3%
4.05% 12/1/34 (g)	50,417	49,573
4.106% 12/1/34 (g)	83,283	81,974
4.152% 1/1/35 (g)	210,771	207,557
4.263% 3/1/35 (g)	72,959	71,925
4.265% 1/1/35 (g)	200,107	197,313
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.294% 5/1/35 (g)	$ 137,168	$ 135,342
4.304% 12/1/34 (g)	79,861	77,612
4.353% 2/1/35 (g)	152,020	150,027
4.359% 3/1/35 (g)	110,665	107,521
4.379% 2/1/35 (g)	139,901	136,025
4.443% 3/1/35 (g)	68,919	67,007
4.45% 2/1/34 (g)	72,676	71,380
4.462% 6/1/35 (g)	83,340	82,175
4.482% 3/1/35 (g)	84,676	82,503
4.484% 3/1/35 (g)	515,120	506,441
4.552% 2/1/35 (g)	123,177	120,109
5.007% 4/1/35 (g)	399,617	397,643
5.143% 4/1/35 (g)	401,122	396,726
5.338% 6/1/35 (g)	274,111	272,548
5.405% 8/1/33 (g)	32,114	32,172
5.571% 1/1/36 (g)	499,314	496,887
6% 2/1/17 to 5/1/33	1,270,660	1,277,569
6% 5/1/36 (f)	10,000,000	9,967,100
TOTAL FREDDIE MAC		14,985,129
Government National Mortgage Association - 0.0%
7% 7/15/31 to 12/15/32	97,787	101,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,078,624)		134,887,337
Asset-Backed Securities - 2.7%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (g)	125,000	125,360
Class M2, 6.0594% 2/25/34 (g)	125,000	125,848
Series 2005-SD1 Class A1, 5.3594% 11/25/50 (g)	91,760	91,887
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.75% 9/9/30 (e)(g)	194,036	196,461
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	286,810
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,927
Class B1, 5.2% 3/6/11	50,000	49,920
Class C1, 5.28% 11/6/11	315,000	312,557
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.3894% 4/25/34 (g)	$ 65,000	$ 64,997
Class M2, 5.4394% 4/25/34 (g)	50,000	49,997
Series 2004-R8 Class M9, 7.7094% 9/25/34 (g)	725,000	731,542
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (g)	22,243	22,312
Series 2004-HE2 Class M1, 5.5094% 4/25/34 (g)	375,000	377,856
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.8613% 12/15/09 (g)	425,000	428,010
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	872,490
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	169,212
Class B, 5.26% 10/15/10	160,000	158,725
Class C, 5.55% 1/18/11	1,500,000	1,486,007
Class D, 7.16% 1/15/13 (e)	160,000	159,325
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	570,000	548,256
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (e)	225,754	221,249
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.1013% 5/15/09 (g)	220,000	219,985
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	548,281
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	232,655
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	382,293
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	415,000	414,216
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.4594% 5/25/34 (g)	410,000	411,202
Series 2004-3 Class M1, 5.4594% 6/25/34 (g)	75,000	75,261
Series 2005-1:
Class MV1, 5.3594% 7/25/35 (g)	185,000	185,385
Class MV2, 5.3994% 7/25/35 (g)	220,000	220,696
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	309,000	298,155
Class C, 5.074% 6/15/35 (e)	281,000	270,161
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (g)	25,000	25,062
Class M4, 5.8594% 3/25/34 (g)	25,000	25,169
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	$ 400,000	$ 398,422
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.5094% 1/25/34 (g)	225,000	226,329
Class M2, 6.1094% 1/25/34 (g)	275,000	277,480
GSAMP Trust Series 2004-FM2 Class M1, 5.4594% 1/25/34 (g)	192,347	192,337
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (g)	20,726	20,799
Series 2003-4:
Class M1, 5.7594% 10/25/33 (g)	40,000	40,166
Class M2, 6.8594% 10/25/33 (g)	45,000	45,329
Series 2004-3 Class M2, 6.1594% 8/25/34 (g)	120,000	121,740
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.2363% 1/20/35 (g)	124,902	125,078
Class M2, 5.2663% 1/20/35 (g)	94,521	94,751
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	345,000	344,062
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,775
Class B, 5.29% 11/15/12	55,000	54,872
Class C, 5.34% 11/15/12	70,000	69,824
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367% 4/6/46 (e)(g)	425,000	425,000
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.2913% 10/15/10 (g)	80,000	80,482
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (g)	100,000	99,995
Class M2, 5.5094% 7/25/34 (g)	25,000	24,999
Class M3, 5.9094% 7/25/34 (g)	50,000	49,997
Class M4, 6.0594% 7/25/34 (g)	25,000	25,040
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (g)	90,000	90,966
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (g)	34,998	35,155
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (g)	25,383	25,409
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (e)(g)	138,907	139,018
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (g)	75,000	75,160
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	130,119
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	250,000	56,450
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (g)	$ 75,000	$ 75,089
Class M4, 5.9344% 6/25/34 (g)	125,000	125,844
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.4794% 1/25/35 (g)	225,000	226,068
Class M4, 5.7894% 1/25/35 (g)	750,000	755,291
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (e)	745,000	742,439
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (e)	500,000	497,332
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.86% 6/15/33 (g)	260,000	263,187
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	953,112
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	192,763	190,106
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	378,503
TOTAL ASSET-BACKED SECURITIES (Cost $17,514,028)		17,404,994
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 2.2%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.2894% 5/25/35 (g)	198,346	197,831
Series 2005-2 Class 6A2, 5.2394% 6/25/35 (g)	84,236	84,322
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (g)	116,647	116,607
Class 2A1, 4.1685% 12/25/33 (g)	244,770	238,997
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (g)	438,266	432,646
Class 2A2, 4.1079% 3/25/34 (g)	174,312	169,154
Series 2004-C Class 1A1, 3.3621% 4/25/34 (g)	307,157	302,480
Series 2004-D:
Class 1A1, 3.5351% 5/25/34 (g)	362,654	355,464
Class 2A2, 4.1994% 5/25/34 (g)	509,566	494,114
Series 2004-G Class 2A7, 4.5675% 8/25/34 (g)	516,709	504,499
Series 2004-H Class 2A1, 4.4764% 9/25/34 (g)	456,004	444,161
Series 2005-E Class 2A7, 4.6134% 6/25/35 (g)	435,000	422,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.2394% 1/25/35 (g)	$ 448,958	$ 449,635
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (g)	53,294	53,340
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (g)	117,776	118,037
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (e)(g)	400,000	399,884
Granite Mortgages PLC floater Series 2004-2 Class 1C, 5.63% 6/20/44 (g)	69,158	69,219
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9624% 11/25/35 (g)	125,000	121,889
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.2081% 9/26/45 (e)(g)	515,901	516,465
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	58,845	57,981
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.332% 5/25/17 (g)	417,913	416,805
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.237% 8/25/17 (g)	301,782	303,648
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.79% 7/25/30 (g)	387,279	387,011
Series 2003-E Class XA1, 0.9967% 10/25/28 (g)(i)	931,112	8,483
Series 2003-G Class XA1, 1% 1/25/29 (i)	1,311,387	13,255
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	1,053,338	10,908
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.2494% 7/25/35 (g)	306,349	306,636
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	384,445	384,441
Series 2004-SL2 Class A1, 6.5% 10/25/16	50,960	51,501
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (e)(g)	42,742	43,583
Class B4, 6.4988% 6/10/35 (e)(g)	37,993	38,787
Class B5, 7.0988% 6/10/35 (e)(g)	28,495	29,177
Class B6, 7.5988% 6/10/35 (e)(g)	14,247	14,623
Series 2004-B:
Class B4, 5.9488% 2/10/36 (e)(g)	97,108	98,630
Class B5, 6.3988% 2/10/36 (e)(g)	97,108	98,565
Class B6, 6.8488% 2/10/36 (e)(g)	97,108	98,565
Series 2004-C:
Class B4, 5.7988% 9/10/36 (g)	97,803	99,271
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B5, 6.1988% 9/10/36 (g)	$ 97,803	$ 98,537
Class B6, 6.5988% 9/10/36 (g)	97,803	98,292
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	2,209,713	10,424
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (g)	285,920	285,774
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.2694% 7/25/35 (g)	915,849	919,809
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 6.9594% 9/25/35 (e)(g)	530,000	458,699
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.2294% 10/25/35 (g)	587,055	585,896
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (g)	100,000	98,380
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	45,274	45,857
Series 2004-RA2 Class 2A, 7% 7/25/33	88,022	89,865
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4532% 9/25/34 (g)	469,223	469,490
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (g)	842,975	823,315
Series 2005-AR12 Class 2A6, 4.3201% 7/25/35 (g)	793,007	771,454
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (g)	334,685	329,296
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (g)	1,030,000	1,018,511
TOTAL PRIVATE SPONSOR		14,056,979
U.S. Government Agency - 0.7%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	1,490,000	1,429,339
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	34,993	33,412
Series 2004-86 Class KC, 4.5% 5/25/19	229,049	220,486
Series 2004-91 Class AH, 4.5% 5/25/29	463,110	449,718
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	307,442
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 3018 Class UD, 5.5% 9/15/30	495,000	490,790
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2675 Class CB, 4% 5/15/16	$ 670,125	$ 644,972
Series 2683 Class JA, 4% 10/15/16	681,302	654,210
Series 2750 Class ZT, 5% 2/15/34	406,671	343,267
TOTAL U.S. GOVERNMENT AGENCY		4,573,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,847,472)		18,630,615
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.3148% 2/14/43 (g)	360,000	380,097
Class A3, 6.3648% 2/14/43 (g)	385,000	397,392
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.3713% 11/15/15 (e)(g)	50,000	50,106
Class D, 5.4513% 11/15/15 (e)(g)	80,000	80,385
Class F, 5.8013% 11/15/15 (e)(g)	60,000	60,202
Class H, 6.3013% 11/15/15 (e)(g)	50,000	50,292
Class J, 6.8513% 11/15/15 (e)(g)	55,000	55,451
Class K, 7.5013% 11/15/15 (e)(g)	50,000	49,781
Series 2005-BOCA:
Class D, 5.2313% 12/15/16 (e)(g)	110,000	110,138
Class E, 5.3213% 12/15/16 (e)(g)	100,000	100,125
Class F, 5.4013% 12/15/16 (e)(g)	110,000	110,145
Class H, 5.8513% 12/15/16 (e)(g)	120,000	120,203
Class K, 6.2513% 12/15/16 (e)(g)	105,000	105,184
Series 2006-ESH:
Class A, 5.74% 7/14/11 (e)(g)	212,580	211,738
Class B, 5.84% 7/14/11 (e)(g)	106,007	105,588
Class C, 5.99% 7/14/11 (e)(g)	212,297	211,459
Class D, 6.62% 7/14/11 (e)(g)	123,385	122,981
Bank of America Large Loan, Inc. floater Series 2005-ESHA:
Class E, 5.46% 7/14/20 (e)(g)	190,000	190,708
Class F, 5.63% 7/14/20 (e)(g)	110,000	110,409
Class G, 5.76% 7/14/20 (e)(g)	100,000	100,371
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bank of America Large Loan, Inc. floater Series 2005-ESHA: - continued
Class H, 5.98% 7/14/20 (e)(g)	$ 100,000	$ 100,370
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.3194% 4/25/34 (e)(g)	278,829	279,178
Series 2004-2 Class A, 5.3894% 8/25/34 (e)(g)	318,256	319,250
Series 2004-3:
Class A1, 5.3294% 1/25/35 (e)(g)	298,085	298,830
Class A2, 5.3794% 1/25/35 (e)(g)	42,584	42,637
Class M1, 5.4594% 1/25/35 (e)(g)	42,584	42,663
Class M2, 5.9594% 1/25/35 (e)(g)	42,584	43,036
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	3,059,278	169,216
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	177,231
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	320,455
Class C, 4.937% 5/14/16 (e)	205,000	202,415
Class D, 4.986% 5/14/16 (e)	75,000	74,157
Class E, 5.064% 5/14/16 (e)	230,000	228,169
Class F, 5.182% 5/14/16 (e)	55,000	54,639
COMM floater Series 2002-FL7 Class D, 5.4713% 11/15/14 (e)(g)	28,571	28,617
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	940,000	926,030
CS First Boston Mortgage Securities Corp. sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	653,597
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8884% 10/16/23 (g)	21,848	22,125
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	56,612
Series 2003-47 Class C, 4.227% 10/16/27	102,434	98,783
Series 2003-59 Class D, 3.654% 10/16/27	115,000	105,647
Series 2003-47 Class XA, 0.0207% 6/16/43 (g)(i)	5,419,253	287,857
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,288
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	385,000	385,010
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	370,000	384,257
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	$ 110,000	$ 118,253
LB-UBS Commercial Mortgage Trust:
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	746,552
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	308,353
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	175,764
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.0698% 7/15/56 (e)(g)(i)	3,835,065	167,953
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	275,510	279,896
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	340,000	419,791
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	13,634	13,840
Class C4, 6.893% 5/15/16 (e)	500,000	526,911
Class E3, 7.253% 3/15/13 (e)	127,278	130,641
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	753,582
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (e)(g)	1,000,000	964,140
Class 180B, 5.0372% 10/15/41 (e)(g)	500,000	485,177
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,797,020)		13,177,677
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	230,877	229,722
par 1.33% 12/31/38 (g)	345,116	130,454
3% 4/30/13 (g)	135,625	113,593
4.889% 8/3/12 (g)	266,875	250,802
Brazilian Federative Republic:
8% 1/15/18	71,000	77,142
8.75% 2/4/25	65,000	73,515
10.5% 7/14/14	55,000	68,200
11% 8/17/40	350,000	450,800
12.25% 3/6/30	160,000	240,000
12.75% 1/15/20	80,000	117,900
Central Bank of Nigeria:
Brady 6.25% 11/15/20	250,000	248,750
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Central Bank of Nigeria: - continued
promissory note 5.092% 1/5/10	$ 93,685	$ 89,203
City of Kiev 8.75% 8/8/08	100,000	103,625
Dominican Republic:
Brady 5.7925% 8/30/09 (g)	90,408	90,046
5.3925% 8/30/24 (g)	250,000	237,500
9.5% 9/27/11	182,304	197,344
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	240,000	247,440
9.375% 12/15/15 (e)	200,000	216,000
euro par 5% 2/28/25	22,000	16,390
Indonesian Republic:
6.75% 3/10/14	195,000	194,025
7.25% 4/20/15 (e)	60,000	61,650
7.25% 4/20/15	60,000	61,650
Islamic Republic of Pakistan 7.125% 3/31/16 (e)	100,000	98,500
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13	20,000	18,525
Lebanese Republic:
7.83% 11/30/09 (e)(g)	70,000	73,500
7.83% 11/30/09 (g)	235,000	246,750
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (g)	100,000	101,750
Panamanian Republic Brady discount 5.5625% 7/17/26 (g)	25,000	24,344
Peruvian Republic:
5.875% 3/7/27 (g)	40,000	38,200
7.35% 7/21/25	200,000	198,000
9.875% 2/6/15	80,000	94,920
euro Brady past due interest 5% 3/7/17 (g)	209,350	200,453
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	295,000	294,263
5.3925% 12/1/09 (g)	27,200	26,928
8.25% 1/15/14	75,000	81,281
8.375% 2/15/11	145,000	157,144
8.875% 3/17/15	150,000	169,500
9% 2/15/13	180,000	202,950
9.875% 1/15/19	175,000	210,656
10.625% 3/16/25	130,000	168,188
Republic of Iraq 5.8% 1/15/28 (e)	250,000	171,250
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Republic of Serbia 3.75% 11/1/24 (d)(e)	$ 50,000	$ 44,750
Russian Federation:
5% 3/31/30 (Reg. S) (d)	642,000	696,570
11% 7/24/18 (Reg. S)	95,000	134,425
12.75% 6/24/28 (Reg. S)	130,000	227,175
euro 10% 6/26/07	245,000	256,760
State of Qatar 9.75% 6/15/30 (Reg. S)	50,000	71,300
Turkish Republic:
11.75% 6/15/10	410,000	490,360
11.875% 1/15/30	315,000	479,588
Ukraine Government:
(Reg. S) 6.875% 3/4/11	200,000	201,000
8.235% 8/5/09 (g)	300,000	319,680
United Mexican States:
5.625% 1/15/17	1,845,000	1,761,975
5.875% 1/15/14	120,000	118,680
6.75% 9/27/34	90,000	91,125
7.5% 1/14/12	100,000	107,300
7.5% 4/8/33	140,000	153,300
8.3% 8/15/31	90,000	106,875
11.5% 5/15/26	40,000	60,900
Venezuelan Republic:
5.375% 8/7/10	115,000	111,493
6.09% 4/20/11 (g)	220,000	222,420
7.65% 4/21/25	100,000	107,350
9.25% 9/15/27	190,000	238,925
10.75% 9/19/13	140,000	174,300
13.625% 8/15/18	113,000	172,043
euro Brady:
FLIRB B 5.985% 3/31/07 (g)	23,805	23,805
par W-B 6.75% 3/31/20	250,000	250,000
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	74,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,116,323)		12,789,202
Common Stocks - 0.0%
	Shares	Value
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a) (Cost $36,503)	18,648	$ 60,606
Floating Rate Loans - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 13.51% 3/16/08 (g) (Cost $305,645)	$ 300,000	308,250
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 5.875% 3/28/13 (g)	109,785	107,589
- Deutsche Bank 5.875% 3/28/13 (g)	12,922	12,664
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,064)		120,253
Fixed-Income Funds - 20.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (h)	198,719	20,016,965
Fidelity Ultra-Short Central Fund (h)	1,146,041	114,019,619
TOTAL FIXED-INCOME FUNDS (Cost $133,991,983)		134,036,584
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $560,000)	$ 560,000	$ 554,505
Cash Equivalents - 13.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06 (Cost $88,137,000)	$ 88,172,100	88,137,000
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $749,269,440)		739,084,416
NET OTHER ASSETS - (15.2)%		(97,611,515)
NET ASSETS - 100%		$ 641,472,901
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 134,000	$ 3,010
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	134,000	2,833
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ 3,187
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	878
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	746
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	886
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	1,356
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	2,030
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	482,000	1,204
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 173,377	$ 253
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	45,030	194
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,638
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	1,334
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,040
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,280
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	1,920
TOTAL CREDIT DEFAULT SWAPS		3,757,407	23,789
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ (40,950)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(63,550)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(43,743)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(35,550)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	(100,800)
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	48,300
TOTAL INTEREST RATE SWAPS		68,635,000	(236,293)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	1,000,000	(9,276)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(91,630)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 1,000,000	$ (9,357)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	2,000,000	(46,467)
TOTAL TOTAL RETURN SWAPS		14,000,000	(156,730)
		$ 86,392,407	$ (369,234)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,338,812 or 4.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 446,487
Fidelity Ultra-Short Central Fund	1,937,280
Total	$ 2,383,767

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ -	$ 19,998,065	$ -	$ 20,016,965	2.0%
Fidelity Ultra-Short Central Fund	54,002,121	59,993,974	-	114,019,619	1.6%
Total	$ 54,002,121	$ 79,992,039	$ -	$ 134,036,584
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $748,479,624. Net unrealized depreciation aggregated $9,395,208, of which $2,522,897 related to appreciated investment securities and $11,918,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2006

1.800362.102

ULB-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.3% 3/13/09 (c)	$ 1,800,000	$ 1,800,535
5.36% 9/10/07 (c)	1,230,000	1,233,391
Johnson Controls, Inc. 5.2983% 1/17/08 (c)	1,515,000	1,517,079
		4,551,005
Media - 0.8%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	906,531
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	451,125
Cox Communications, Inc.:
(Reg. S) 5.45% 12/14/07 (c)	1,530,000	1,538,003
7.75% 8/15/06	360,000	361,964
Liberty Media Corp. 6.41% 9/17/06 (c)	3,033,000	3,043,767
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,195,550
		7,496,940
TOTAL CONSUMER DISCRETIONARY		12,047,945
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,609,121
FINANCIALS - 2.4%
Commercial Banks - 0.2%
Wells Fargo & Co. 4.92% 3/10/08 (c)	2,300,000	2,300,833
Consumer Finance - 0.4%
MBNA Capital I 8.278% 12/1/26	810,000	853,217
MBNA Europe Funding PLC 4.95% 9/7/07 (a)(c)	2,720,000	2,721,137
		3,574,354
Diversified Financial Services - 0.4%
Aspetuck Trust 5.33% 10/16/06 (c)(f)	2,195,000	2,196,076
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,712,067
		3,908,143
Insurance - 0.1%
Oil Insurance Ltd. 5.0238% 10/6/06 (a)(c)	830,000	829,613
Real Estate - 0.3%
iStar Financial, Inc. 5.4669% 3/16/09 (c)	2,505,000	2,517,087
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.1881% 4/11/07 (c)	1,575,000	1,576,172
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 5.3025% 6/2/06 (c)	$ 500,000	$ 500,043
Residential Capital Corp. 6.335% 6/29/07 (c)	1,995,000	2,003,824
Washington Mutual Bank:
4.9% 8/25/08 (c)	2,220,000	2,222,404
5.2387% 5/1/09 (c)	3,000,000	3,000,000
		9,302,443
TOTAL FINANCIALS		22,432,473
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,681,006
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom International Finance BV 5.12% 3/23/09 (c)	1,725,000	1,725,449
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,263,550
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	998,281
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,560,302
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,041,596
		8,589,178
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	700,354
TOTAL TELECOMMUNICATION SERVICES		9,289,532
UTILITIES - 1.4%
Electric Utilities - 0.3%
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,708,756
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	916,726
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,582,130
		2,498,856
Multi-Utilities - 0.8%
Dominion Resources, Inc. 5.2648% 9/28/07 (c)	2,300,000	2,301,684
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,966,562
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc. 3.628% 11/1/06	$ 1,055,000	$ 1,045,466
Sempra Energy 4.75% 5/15/09	2,000,000	1,956,994
		7,270,706
TOTAL UTILITIES		12,478,318
TOTAL NONCONVERTIBLE BONDS (Cost $60,737,922)		60,538,395
U.S. Government Agency Obligations - 4.5%

Fannie Mae 3.25% 7/31/06 (b)	35,000,000	34,833,176
Freddie Mac 0% 9/29/06	7,300,000	7,147,518
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,124,482)		41,980,694
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
4.27% 10/1/34 (c)	61,910	61,340
4.294% 3/1/33 (c)	145,482	143,908
4.315% 10/1/33 (c)	54,821	54,019
4.345% 6/1/33 (c)	69,876	69,106
4.512% 10/1/35 (c)	91,797	90,674
4.555% 1/1/35 (c)	238,287	236,581
4.559% 9/1/34 (c)	460,273	457,337
4.584% 8/1/34 (c)	163,058	163,133
4.629% 9/1/34 (c)	52,408	52,478
4.633% 3/1/35 (c)	60,684	60,283
4.641% 1/1/33 (c)	83,860	83,348
4.705% 10/1/32 (c)	30,838	30,765
4.731% 2/1/33 (c)	25,088	24,964
4.746% 1/1/35 (c)	15,019	14,944
4.747% 10/1/32 (c)	32,116	31,955
4.815% 5/1/33 (c)	10,604	10,567
4.83% 8/1/34 (c)	130,800	130,568
4.969% 12/1/32 (c)	11,284	11,263
4.984% 11/1/32 (c)	89,928	89,783
5% 2/1/35 (c)	56,393	56,287
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.042% 7/1/34 (c)	$ 71,391	$ 70,888
5.063% 11/1/34 (c)	28,526	28,494
5.197% 8/1/33 (c)	174,206	173,588
5.318% 7/1/35 (c)	81,201	81,321
5.5% 11/1/16 to 2/1/19	4,235,673	4,211,043
6.5% 7/1/16 to 3/1/35	2,416,148	2,463,584
7% 8/1/17 to 5/1/32	1,277,341	1,305,371
TOTAL FANNIE MAE		10,207,592
Freddie Mac - 0.0%
4.768% 10/1/32 (c)	25,693	25,509
4.869% 3/1/33 (c)	64,740	64,378
5.588% 4/1/32 (c)	36,811	37,094
TOTAL FREDDIE MAC		126,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,579,279)		10,334,573
Asset-Backed Securities - 24.0%
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.2594% 7/25/34 (c)	473,030	474,456
Series 2004-3 Class 2A4, 5.3094% 10/25/34 (c)	842,437	843,933
Series 2004-4 Class A2D, 5.3094% 1/25/35 (c)	272,742	273,547
Series 2005-1 Class M1, 5.4294% 4/25/35 (c)	1,545,000	1,551,462
ACE Securities Corp.:
Series 2002-HE2 Class M1, 5.8094% 8/25/32 (c)	151,473	151,542
Series 2003-HE1:
Class A2, 5.3694% 11/25/33 (c)	22,827	22,831
Class M1, 5.6094% 11/25/33 (c)	120,000	120,537
Class M2, 6.6594% 11/25/33 (c)	75,000	76,068
Series 2003-HS1:
Class M1, 5.7094% 6/25/33 (c)	50,000	50,326
Class M2, 6.7094% 6/25/33 (c)	50,000	50,685
Series 2003-NC1 Class M1, 5.7394% 7/25/33 (c)	100,000	100,429
Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (c)	150,000	150,432
Class M2, 6.0594% 2/25/34 (c)	175,000	176,187
Series 2005-HE2:
Class M2, 5.4094% 4/25/35 (c)	250,000	250,917
Class M3, 5.4394% 4/25/35 (c)	145,000	145,810
Class M4, 5.5994% 4/25/35 (c)	185,000	186,015
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-HE3:
Class A2A, 5.0594% 5/25/35 (c)	$ 437,462	$ 437,496
Class A2B, 5.1694% 5/25/35 (c)	630,000	630,427
Series 2005-SD1 Class A1, 5.3594% 11/25/50 (c)	214,106	214,403
Series 2006-HE2:
Class A2C, 5.03% 5/25/36 (c)	995,000	995,000
Class M1, 5.18% 5/25/36 (c)	915,000	915,000
Class M2, 5.2% 5/25/36 (c)	305,000	305,000
Class M3, 5.22% 5/25/36 (c)	240,000	240,000
Class M4, 5.3% 5/25/36 (c)	200,000	200,000
Class M5, 5.32% 5/25/36 (c)	295,000	295,000
Aegis Asset Backed Securities Trust Series 2004-2N Class N1, 4.5% 4/25/34 (a)	5,769	5,769
Aesop Funding II LLC Series 2005-1A Class A2, 4.9825% 4/20/09 (a)(c)	1,200,000	1,200,106
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.1513% 9/15/11 (c)	410,000	411,654
Series 2004-5 Class B, 5.1513% 4/16/12 (c)	2,150,000	2,150,942
Series 2004-C Class C, 5.4013% 2/15/12 (a)(c)	700,167	701,942
Series 2005-1 Class A, 4.9313% 10/15/12 (c)	2,185,000	2,189,049
Series 2005-6 Class C, 5.1513% 3/15/11 (a)(c)	1,275,000	1,276,390
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.1306% 11/6/09 (c)	392,658	393,310
Series 2003-BX Class A4B, 4.78% 1/6/10 (c)	99,497	99,664
Series 2004-1 Class A3, 3.22% 7/6/08	185,420	184,814
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,457,553
Series 2005-BM ClassA3, 4.05% 2/6/10	1,280,000	1,260,198
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.9594% 2/25/33 (c)	20,437	20,470
Series 2003-1 Class M1, 5.8594% 2/25/33 (c)	474,619	476,582
Series 2003-11 Class M1, 5.6494% 1/25/34 (c)	1,930,000	1,946,972
Series 2003-3 Class M1, 5.7594% 3/25/33 (c)	45,775	46,000
Series 2003-AR1 Class M1, 6.1094% 1/25/33 (c)	496,270	498,509
Series 2004-R11 Class M1, 5.6194% 11/25/34 (c)	560,000	563,878
Series 2004-R2:
Class M1, 5.3894% 4/25/34 (c)	85,000	84,995
Class M2, 5.4394% 4/25/34 (c)	75,000	74,996
Series 2004-R8 Class M9, 7.7094% 9/25/34 (c)	1,525,000	1,538,761
Series 2004-R9:
Class A3, 5.2794% 10/25/34 (c)	259,296	259,367
Class M2, 5.6094% 10/25/34 (c)	720,000	725,315
Class M4, 6.1294% 10/25/34 (c)	925,000	938,578
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2005-R1:
Class M1, 5.4094% 3/25/35 (c)	$ 770,000	$ 771,163
Class M2, 5.4394% 3/25/35 (c)	260,000	260,787
Series 2005-R2 Class M1, 5.4094% 4/25/35 (c)	1,700,000	1,704,942
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.0594% 1/25/32 (c)	46,434	46,580
Series 2002-BC6 Class M1, 5.7094% 8/25/32 (c)	100,000	100,526
Series 2002-BC7 Class M1, 5.7594% 10/25/32 (c)	450,000	450,628
ARG Funding Corp.:
Series 2005-1A Class A2, 5.0225% 4/20/09 (a)(c)	1,500,000	1,499,875
Series 2005-2A Class A2, 5.0325% 5/20/09 (a)(c)	800,000	799,933
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.7594% 9/25/33 (c)	800,000	810,580
Series 2004-W5 Class M1, 5.5594% 4/25/34 (c)	1,420,000	1,421,612
Series 2004-W7:
Class M1, 5.5094% 5/25/34 (c)	305,000	307,124
Class M2, 5.5594% 5/25/34 (c)	250,000	251,703
Series 2006-W4:
Clas M2, 5.2494% 5/25/36 (c)	1,265,000	1,265,000
Class A2C, 5.08% 5/25/36 (c)	1,200,000	1,200,000
Class M3, 5.2694% 5/25/36 (c)	1,010,000	1,010,000
Arran Funding Ltd. Series 2005-A Class C, 5.2% 12/15/10 (c)	3,235,000	3,234,030
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.1094% 1/25/34 (c)	230,000	233,832
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.8013% 4/15/33 (c)	1,165,025	1,167,901
Series 2003-HE6 Class M1, 5.6094% 11/25/33 (c)	215,000	216,428
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (c)	73,016	73,243
Series 2004-HE6 Class A2, 5.3194% 6/25/34 (c)	1,081,646	1,084,011
Series 2005-HE1 Class M1, 5.4594% 3/25/35 (c)	540,000	542,563
Series 2005-HE2:
Class M1, 5.4094% 3/25/35 (c)	1,105,000	1,110,766
Class M2, 5.4594% 3/25/35 (c)	275,000	276,766
Series 2005-HE3 Class A4, 5.1594% 4/25/35 (c)	1,500,000	1,500,536
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.2813% 12/15/09 (c)	465,000	466,210
Series 2002-C1 Class C1, 5.8613% 12/15/09 (c)	675,000	679,781
Series 2003-C4 Class C4, 5.9313% 2/15/11 (c)	2,010,000	2,043,126
Series 2004-C1 Class C1, 5.4013% 11/15/11 (c)	25,000	25,188
Asset-Backed Securities - continued
	Principal Amount	Value
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.42% 5/28/44 (c)	$ 643,126	$ 644,346
Bayview Financial Asset Trust Series 2003-F Class A, 5.5% 9/28/43 (c)	172,051	172,170
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.45% 2/28/44 (c)	303,961	304,715
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 4.9406% 2/28/41 (c)	2,565,376	2,565,786
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.7094% 9/25/34 (c)	390,000	394,435
Class M3, 6.0094% 9/25/34 (c)	265,000	267,986
Class M4, 6.1594% 9/25/34 (c)	225,000	228,796
Class M5, 6.3594% 9/25/34 (c)	210,000	213,839
Series 2004-HE9 Class M2, 6.1594% 11/25/34 (c)	490,000	497,816
Series 2005-HE2:
Class M1, 5.4594% 2/25/35 (c)	905,000	908,956
Class M2, 5.7094% 2/25/35 (c)	330,000	332,466
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.3713% 6/15/10 (a)(c)	68,296	68,397
Series 2005-1 Class B, 5.2763% 6/15/10 (c)	850,000	854,537
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.1813% 1/15/10 (c)	372,362	372,902
Series 2004-B Class A4, 5.0113% 8/15/11 (c)	1,700,000	1,700,374
Capital One Master Trust:
Series 2001-1 Class B, 5.4113% 12/15/10 (c)	500,000	502,922
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,257,750
Series 2001-8A Class B, 5.4513% 8/17/09 (c)	405,000	405,579
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.4313% 9/15/11 (c)	1,125,000	1,134,453
Series 2004-B1 Class B1, 5.3413% 11/15/11 (c)	1,180,000	1,186,263
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,444,526
Capital One Prime Auto Receivable Trust Series 2004-1 Class A3, 2.02% 11/15/07	2,585	2,578
Capital Trust Ltd. Series 2004-1:
Class A2, 5.3725% 7/20/39 (a)(c)	265,000	265,406
Class B, 5.6725% 7/20/39 (a)(c)	140,000	141,126
Class C, 6.0225% 7/20/39 (a)(c)	180,000	181,264
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	37,287	37,194
CDC Mortgage Capital Trust:
Series 2003-HE3 Class M1, 5.6594% 11/25/33 (c)	104,999	106,086
Series 2004-HE2 Class M2, 6.1594% 7/26/34 (c)	175,000	176,481
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1025% 5/20/17 (a)(c)	$ 960,296	$ 958,823
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.3813% 3/16/09 (c)	200,000	200,352
Series 2003-6 Class C, 5.7013% 2/15/11 (c)	2,210,000	2,240,322
Series 2004-1 Class B, 5.1013% 5/15/09 (c)	295,000	294,980
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.3713% 6/15/12 (c)	1,645,000	1,654,883
Series 2006-C3 Class C3, 5.07% 6/15/11 (c)	1,975,000	1,975,000
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	790,933	780,988
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.35% 12/10/08 (c)	615,000	615,802
Series 2002-B1 Class B1, 5.29% 6/25/09 (c)	655,000	656,565
Series 2002-C1 Class C1, 5.7% 2/9/09 (c)	900,000	906,764
Series 2003-C1 Class C1, 5.65% 4/7/10 (c)	1,685,000	1,714,428
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(c)	3,195,000	3,195,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.3894% 5/25/33 (c)	37,045	37,113
Series 2003-BC1 Class M2, 6.9594% 9/25/32 (c)	1,025,000	1,030,342
Series 2003-SD3 Class A1, 5.3794% 12/25/32 (a)(c)	23,533	23,607
Series 2004-2 Class M1, 5.4594% 5/25/34 (c)	375,000	376,099
Series 2004-3:
Class 3A4, 5.2094% 8/25/34 (c)	3,451,803	3,454,297
Class M1, 5.4594% 6/25/34 (c)	100,000	100,347
Series 2004-4 Class M2, 5.4894% 6/25/34 (c)	315,000	316,261
Series 2005-1:
Class 1AV2, 5.1594% 7/25/35 (c)	1,220,000	1,220,544
Class MV1, 5.3594% 7/25/35 (c)	435,000	435,904
Class MV2, 5.3994% 7/25/35 (c)	525,000	526,661
Series 2005-AB1 Class A2, 5.1694% 8/25/35 (c)	2,480,000	2,481,900
Series 2005-IM1 Class A1, 5.0894% 11/25/35 (c)	1,222,100	1,222,119
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.3494% 4/25/34 (c)	54,694	54,866
Series 2004-FRE1:
Class B1, 6.7594% 4/25/34 (c)	605,000	604,968
Class M3, 5.6094% 4/25/34 (c)	610,000	609,969
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.2313% 5/16/11 (c)	550,000	552,975
Series 2005-1 Class B, 5.0513% 9/16/10 (c)	1,580,000	1,580,508
Series 2005-3 Class B, 5.0913% 5/15/11 (c)	2,000,000	2,001,643
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I: - continued
Series 2006-1 Class B1, 5.0513% 8/16/11 (c)	$ 1,845,000	$ 1,845,366
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 4.5086% 5/28/35 (c)	380,551	380,432
Class AB3, 4.6418% 5/28/35 (c)	194,178	194,178
Class AB8, 4.6019% 5/28/35 (c)	149,268	149,222
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 5.6394% 11/25/33 (c)	6,332	6,334
Series 2004-3 Class M5, 6.4094% 8/25/34 (c)	1,500,000	1,524,915
Series 2005-2 Class 2A1, 5.0794% 12/25/35 (c)	1,701,863	1,701,956
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 5.0494% 3/25/35 (c)	306,249	306,288
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (c)	25,000	25,062
Class M4, 5.8594% 3/25/34 (c)	25,000	25,169
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	822,932
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.3313% 10/15/07 (c)	650,000	650,854
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 5.0513% 5/15/10 (c)	1,375,000	1,374,903
Class B, 5.3413% 5/15/10 (c)	380,000	380,569
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.4594% 12/25/33 (c)	960,000	967,271
Series 2004-A Class M2, 6.1094% 1/25/34 (c)	375,000	378,381
Series 2004-B Class M1, 5.5394% 5/25/34 (c)	205,000	206,092
Series 2004-C:
Class 2A2, 5.5094% 8/25/34 (c)	1,000,000	1,005,884
Class M1, 5.6094% 8/25/34 (c)	540,000	545,736
Class M3, 6.1094% 8/25/34 (c)	1,000,000	1,017,118
Series 2004-D Class 3A2, 5.2394% 11/25/34 (c)	193,292	193,710
Series 2005-2 Class 2A1, 5.0694% 6/25/35 (c)	929,837	929,792
Series 2005-A:
Class 2A2, 5.1994% 2/25/35 (c)	1,204,308	1,205,303
Class M1, 5.3894% 1/25/35 (c)	225,000	226,268
Class M2, 5.4194% 1/25/35 (c)	325,000	326,377
Class M3, 5.4494% 1/25/35 (c)	175,000	175,978
Class M4, 5.6394% 1/25/35 (c)	125,000	126,184
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)	178,959	178,512
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 5.3313% 4/15/31 (a)(c)	$ 227,950	$ 229,069
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 5.1013% 6/15/11 (c)	925,000	925,662
Gracechurch Card Funding PLC:
Series 11 Class C, 5.0288% 11/15/10 (c)	2,490,000	2,490,000
Series 5:
Class B, 4.9788% 8/15/08 (c)	80,000	79,994
Class C, 5.6788% 8/15/08 (c)	295,000	295,559
Series 6 Class B, 4.9388% 2/17/09 (c)	75,000	75,019
Series 8 Class C, 5.0788% 6/15/10 (c)	2,650,000	2,651,797
Series 9:
Class B, 4.8988% 9/15/10 (c)	485,000	485,000
Class C, 5.0588% 9/15/10 (c)	1,800,000	1,802,430
GSAMP Trust:
Series 2002-NC1 Class A2, 5.2794% 7/25/32 (c)	2,606	2,632
Series 2003-FM1 Class M1, 5.7425% 3/20/33 (c)	636,784	639,032
Series 2004-AHL Class A2D, 5.3194% 8/25/34 (c)	1,253,574	1,258,591
Series 2004-FM1:
Class M1, 5.6094% 11/25/33 (c)	168,544	168,535
Class M2, 6.3594% 11/25/33 (c)	135,000	136,831
Series 2004-FM2 Class M1, 5.4594% 1/25/34 (c)	192,347	192,337
Series 2004-HE1:
Class M1, 5.5094% 5/25/34 (c)	320,000	319,982
Class M2, 6.1094% 5/25/34 (c)	150,000	151,761
Series 2005-6:
Class A2, 5.1694% 6/25/35 (c)	1,800,000	1,798,398
Class M3, 5.6094% 6/25/35 (c)	1,555,000	1,549,464
Series 2005-9 Class 2A1, 5.0794% 8/25/35 (c)	1,501,539	1,499,598
Series 2005-HE2 Class M, 5.3894% 3/25/35 (c)	1,220,000	1,224,798
Series 2005-MTR1 Class A1, 5.0994% 10/25/35 (c)	1,867,565	1,867,565
Series 2005-NC1 Class M1, 5.4094% 2/25/35 (c)	1,205,000	1,210,356
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.0394% 5/25/30 (a)(c)	2,100,000	2,100,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.9225% 9/20/09 (a)(c)	1,700,000	1,702,574
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.3994% 2/25/33 (c)	14	14
Series 2002-5 Class M1, 6.1594% 5/25/33 (c)	165,729	166,236
Series 2003-1 Class M1, 5.9594% 6/25/33 (c)	524,845	525,677
Series 2003-2 Class M1, 5.8394% 8/25/33 (c)	66,323	66,558
Series 2003-3 Class M1, 5.8194% 8/25/33 (c)	320,568	321,950
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 5.7594% 10/25/33 (c)	$ 170,000	$ 170,705
Class M2, 6.8594% 10/25/33 (c)	200,000	201,460
Series 2003-5:
Class A2, 5.3094% 12/25/33 (c)	63,076	63,125
Class M1, 5.6594% 12/25/33 (c)	160,000	160,769
Class M2, 6.6894% 12/25/33 (c)	70,000	70,863
Series 2003-7:
Class A2, 5.3394% 3/25/34 (c)	165,386	165,483
Class M1, 5.6094% 3/25/34 (c)	795,000	797,248
Series 2003-8 Class M1, 5.6794% 4/25/34 (c)	260,000	262,495
Series 2004-4 Class A2, 5.2794% 10/25/34 (c)	343,559	344,403
Series 2004-6 Class A2, 5.3094% 12/25/34 (c)	709,844	711,408
Series 2005-1:
Class M1, 5.3894% 5/25/35 (c)	1,270,000	1,273,614
Class M2, 5.4094% 5/25/35 (c)	1,410,000	1,414,092
Series 2005-2:
Class 2A2, 5.1594% 7/25/35 (c)	1,830,000	1,830,971
Class M1, 5.4094% 7/25/35 (c)	890,000	892,330
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.1913% 8/15/08 (c)	500,000	500,056
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.2525% 9/20/33 (c)	116,531	116,644
Class M, 5.5025% 9/20/33 (c)	55,268	55,340
Series 2004-1 Class M, 5.4425% 9/20/33 (c)	156,666	157,208
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.2725% 2/20/34 (c)	249,689	249,991
Class M, 5.4225% 2/20/34 (c)	151,432	151,604
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.0713% 1/18/11 (c)	1,000,000	1,000,715
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2363% 1/20/35 (c)	303,817	304,244
Class M2, 5.2663% 1/20/35 (c)	226,175	226,726
Series 2005-3:
Class A1, 5.0363% 1/20/35 (c)	676,548	677,015
Class M1, 5.1963% 1/20/35 (c)	397,276	397,702
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.2094% 6/25/35 (c)	812,753	813,155
Class M1, 5.4294% 6/25/35 (c)	550,000	551,293
Asset-Backed Securities - continued
	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 5.29% 12/27/09 (c)	$ 242,578	$ 243,269
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.7794% 6/25/33 (c)	462,597	464,080
Series 2003-3 Class M1, 5.7094% 7/25/33 (c)	337,423	339,055
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 5.4494% 11/25/34 (c)	134,350	134,971
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.5094% 7/25/34 (c)	485,000	487,516
Series 2004-HE1 Class M1, 5.6094% 9/25/34 (c)	685,000	690,054
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.2763% 10/15/08 (c)	1,250,000	1,249,812
Series 2001-B2 Class B2, 5.2613% 1/15/09 (c)	1,000,000	1,000,322
Series 2002-B2 Class B2, 5.2813% 10/15/09 (c)	1,034,000	1,037,019
Series 2002-B4 Class B4, 5.4013% 3/15/10 (c)	630,000	633,644
Series 2003-B1 Class B1, 5.3413% 7/15/10 (c)	1,510,000	1,519,359
Series 2003-B2 Class B2, 5.2913% 10/15/10 (c)	125,000	125,753
Series 2003-B3 Class B3, 5.2763% 1/18/11 (c)	1,550,000	1,557,879
Series 2003-B5 Class B5, 5.2713% 2/15/11 (c)	2,000,000	2,013,029
Series 2005-C3 Class C, 5.1713% 3/15/11 (c)	2,830,000	2,837,088
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.3983% 9/15/10 (c)	200,000	200,938
Series 1998-G Class B, 5.3013% 2/17/09 (c)	500,000	500,120
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (c)	150,000	149,992
Class M2, 5.5094% 7/25/34 (c)	25,000	24,999
Class M3, 5.9094% 7/25/34 (c)	50,000	49,997
Class M4, 6.0594% 7/25/34 (c)	50,000	50,080
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.1094% 1/25/35 (c)	150,000	155,035
Series 2004-HE2:
Class A1B, 5.4294% 8/25/35 (c)	417,776	419,292
Class A2B, 5.3394% 8/25/35 (c)	1,352,689	1,357,981
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	47,494	47,182
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (c)	125,000	126,342
Series 2003-NC10 Class M1, 5.6394% 10/25/33 (c)	792,708	795,805
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (c)	119,992	120,532
Series 2004-HE6 Class A2, 5.2994% 8/25/34 (c)	655,531	657,433
Series 2004-NC2 Class M1, 5.5094% 12/25/33 (c)	375,000	377,269
Series 2004-NC6 Class A2, 5.2994% 7/25/34 (c)	163,474	164,156
Series 2004-NC7 Class A3, 5.2594% 7/25/34 (c)	680,626	680,841
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-1 Class M2, 5.4294% 12/25/34 (c)	$ 570,000	$ 572,662
Series 2005-HE1:
Class A3B, 5.1794% 12/25/34 (c)	353,240	353,610
Class M1, 5.4094% 12/25/34 (c)	150,000	150,837
Class M2, 5.4294% 12/25/34 (c)	385,000	386,939
Series 2005-HE2:
Class M1, 5.3594% 1/25/35 (c)	370,000	372,121
Class M2, 5.3994% 1/25/35 (c)	265,000	265,935
Series 2005-NC1:
Class M1, 5.3994% 1/25/35 (c)	325,000	326,988
Class M2, 5.4294% 1/25/35 (c)	325,000	325,676
Class M3, 5.4694% 1/25/35 (c)	325,000	326,945
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.2344% 2/25/32 (c)	441,928	445,658
Series 2001-NC1 Class M2, 6.5644% 10/25/31 (c)	12,474	12,486
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (c)	88,840	88,930
Series 2002-AM3 Class A3, 5.4494% 2/25/33 (c)	14,114	14,151
Series 2002-HE1 Class M1, 5.5594% 7/25/32 (c)	590,000	595,689
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (c)	100,000	100,213
Series 2002-OP1 Class M1, 5.7094% 9/25/32 (c)	435,350	435,528
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.0694% 2/25/13 (c)	2,050,000	2,054,912
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.4094% 3/25/35 (c)	595,000	596,778
Class M2, 5.4394% 3/25/35 (c)	595,000	597,391
Class M3, 5.4794% 3/25/35 (c)	290,000	291,816
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.0413% 6/15/09 (c)	221,914	221,973
Series 2004-A Class A4A, 4.9713% 6/15/10 (c)	1,325,000	1,325,884
Series 2005-A Class A4, 4.9513% 8/15/11 (c)	2,210,000	2,209,914
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (c)	100,000	100,119
Class M4, 5.9344% 6/25/34 (c)	170,000	171,148
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.4094% 12/25/33 (c)	77,749	77,870
Ocala Funding LLC Series 2006-1A Class A, 6.2181% 3/20/11 (a)(c)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.6094% 11/25/33 (c)	1,025,000	1,032,790
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.0794% 6/25/36 (c)	1,528,703	1,528,864
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (a)	$ 35,346	$ 34,993
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.0594% 1/25/35 (c)	945,000	957,685
Series 2004-WCW1:
Class M1, 5.5894% 9/25/34 (c)	385,000	389,461
Class M2, 5.6394% 9/25/34 (c)	160,000	161,405
Class M3, 6.2094% 9/25/34 (c)	310,000	313,898
Class M4, 6.4094% 9/25/34 (c)	435,000	440,390
Series 2004-WCW2 Class A2, 5.3394% 10/25/34 (c)	401,672	402,440
Series 2004-WWF1 Class A5, 5.4294% 1/25/35 (c)	220,934	221,369
Series 2005-WCH1:
Class A3B, 5.1794% 1/25/35 (c)	265,678	265,965
Class M2, 5.4794% 1/25/35 (c)	1,130,000	1,135,363
Class M3, 5.5194% 1/25/35 (c)	425,000	427,971
Class M5, 5.8394% 1/25/35 (c)	400,000	403,834
Series 2005-WHQ1 Class M7, 6.2094% 3/25/35 (c)	910,000	914,343
Providian Master Note Trust:
Series 2005-2 Class C2, 5.4013% 11/15/12 (a)(c)	2,160,000	2,160,000
Series 2006-C1A Class C1, 5.4513% 3/16/15 (a)(c)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.2094% 10/25/34 (c)	1,300,000	1,323,510
Series 2004-RS6:
Class 2M2, 6.2594% 6/25/34 (c)	250,000	249,986
Class 2M3, 6.4094% 6/25/34 (c)	250,000	249,986
Series 2005-SP2 Class 1A1, 5.1094% 5/25/44 (c)	1,031,476	1,031,646
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.2794% 3/25/29 (c)	50,000	50,110
Series 2005-KS7 Class A1, 5.0594% 8/25/35 (c)	903,337	903,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.3594% 4/25/33 (c)	1,451	1,456
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.4894% 3/25/35 (c)	640,000	641,049
Series 2004-2 Class MV1, 5.5394% 8/25/35 (c)	415,000	416,656
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	669,665	666,150
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.6094% 8/25/34 (c)	1,000,000	1,003,639
Series 2003-BC4 Class M1, 5.5594% 11/25/34 (c)	260,000	261,345
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.6594% 8/25/33 (c)	1,135,000	1,138,298
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust: - continued
Series 2004-8 Class M5, 6.1094% 9/25/34 (c)	$ 290,000	$ 294,217
Series 2005-1 Class M4, 5.7194% 2/25/35 (a)(c)	485,000	490,499
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.3194% 2/25/34 (c)	44,979	44,977
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.3513% 3/15/11 (a)(c)	675,000	674,895
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.1013% 6/15/10 (c)	980,000	982,276
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.3894% 9/25/34 (c)	90,439	90,850
Series 2003-6HE Class A1, 5.4294% 11/25/33 (c)	52,226	52,332
Series 2005-14HE Class AF1, 5.0994% 8/25/36 (c)	803,810	803,829
Triad Automobile Receivable Owner Trust Series 2005-A Class A3, 4.05% 3/12/10	1,800,000	1,773,939
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	348,558	343,753
Series 2004-4 Class D, 3.58% 5/17/12	317,790	311,705
Series 2005-1 Class D, 4.09% 8/15/12	331,297	325,326
Whinstone Capital Management Ltd. Series 1A Class B3, 6% 10/25/44 (a)(c)	2,180,000	2,180,000
TOTAL ASSET-BACKED SECURITIES (Cost $221,449,036)		221,749,803
Collateralized Mortgage Obligations - 15.7%

Private Sponsor - 10.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.3594% 2/25/35 (c)	801,783	804,411
Series 2004-4 Class 5A2, 5.3594% 3/25/35 (c)	240,534	240,943
Series 2005-1 Class 5A2, 5.2894% 5/25/35 (c)	478,363	477,121
Series 2005-10 Class 5A2, 5.2794% 1/25/36 (c)	1,595,632	1,596,589
Series 2005-2:
Class 6A2, 5.2394% 6/25/35 (c)	210,589	210,805
Class 6M2, 5.4394% 6/25/35 (c)	1,375,000	1,378,000
Series 2005-3 Class 8A2, 5.1994% 7/25/35 (c)	1,586,209	1,588,988
Series 2005-5 Class 6A2, 5.1894% 9/25/35 (c)	1,221,933	1,222,725
Series 2005-8 Class 7A2, 5.2394% 11/25/35 (c)	796,172	798,548
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1215% 8/25/35 (c)	2,103,311	2,087,273
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.2394% 1/25/35 (c)	1,825,764	1,828,516
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-2 Class 1A1, 5.2094% 3/25/35 (c)	$ 1,309,393	$ 1,309,392
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.3594% 3/25/34 (c)	149,711	149,671
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (c)	71,993	72,056
Series 2004-AR5 Class 11A2, 5.3294% 6/25/34 (c)	128,101	127,874
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (c)	186,969	187,384
Series 2004-AR7 Class 6A2, 5.3394% 8/25/34 (c)	327,363	328,151
Series 2004-AR8 Class 8A2, 5.3394% 9/25/34 (c)	252,133	252,827
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.2494% 11/25/35 (c)	885,730	889,295
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.52% 12/25/34 (c)	237,783	237,701
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(c)	3,695,000	3,694,926
Class CB, 5.3081% 10/11/41 (a)(c)	260,000	259,932
Class DB, 5.4981% 10/11/41 (a)(c)	1,060,000	1,059,724
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.01% 12/21/24 (c)	700,000	700,280
Class B1, 5.06% 12/20/54 (c)	950,000	949,620
Class M1, 5.16% 12/20/54 (c)	700,000	699,720
Series 2005-2 Class C1, 5.27% 12/20/54 (c)	1,200,000	1,200,840
Series 2005-4:
Class C1, 5.2% 12/20/54 (c)	925,000	924,856
Class M2, 5.05% 12/20/54 (c)	1,830,000	1,829,714
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 5.14% 3/20/44 (c)	95,000	95,015
Class 1C, 5.83% 3/20/44 (c)	990,000	990,619
Class 1M, 5.34% 3/20/44 (c)	565,000	565,177
Series 2004-2:
Class 1A2, 5% 6/20/28 (c)	147,165	147,168
Class 1B, 5.1% 6/20/44 (c)	29,410	29,412
Class 1C, 5.63% 6/20/44 (c)	107,416	107,511
Class 1M, 5.21% 6/20/44 (c)	643,529	643,563
Series 2004-3:
Class 1B, 5.09% 9/20/44 (c)	135,755	135,780
Class 1C, 5.52% 9/20/44 (c)	627,868	628,600
Class 1M, 5.2% 9/20/44 (c)	67,878	67,899
GSAMP Trust floater Series 2004-11 Class 2A1, 5.2894% 12/20/34 (c)	1,126,834	1,128,432
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (c)	$ 1,400,000	$ 1,402,950
Class B, 4.77% 7/15/40 (c)	190,000	189,924
Class C, 5.32% 7/15/40 (c)	775,000	776,783
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.4094% 10/25/34 (c)	835,454	839,987
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.3294% 3/25/35 (c)	660,087	660,917
Series 2004-6 Class 1A2, 5.3494% 10/25/34 (c)	242,775	243,398
Series 2005-1:
Class M1, 5.4194% 4/25/35 (c)	306,386	307,020
Class M2, 5.4594% 4/25/35 (c)	541,820	542,867
Class M3, 5.4894% 4/25/35 (c)	132,230	132,455
Class M4, 5.7094% 4/25/35 (c)	80,628	80,787
Class M5, 5.7294% 4/25/35 (c)	80,628	80,721
Class M6, 5.7794% 4/25/35 (c)	125,779	125,857
Series 2005-2 Class 1A2, 5.2694% 4/25/35 (c)	1,297,925	1,300,764
Series 2005-4 Class 1B1, 6.2594% 5/25/35 (c)	556,303	557,433
Series 2005-7:
Class M1, 5.4394% 11/25/35 (c)	220,652	220,858
Class M2, 5.4794% 11/25/35 (c)	165,489	165,899
Class M3, 5.5794% 11/25/35 (c)	827,445	831,171
Class M4, 5.6194% 11/25/35 (c)	395,335	395,832
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.2081% 9/26/45 (a)(c)	1,582,096	1,583,826
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.09% 5/25/46 (c)	2,510,000	2,510,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.237% 8/25/17 (c)	589,193	592,837
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 5.3394% 11/25/34 (c)	467,319	469,286
Class 2A2, 5.3994% 11/25/34 (c)	102,880	103,184
Series 2005-1 Class 1A1, 5.2294% 3/25/35 (c)	634,912	636,474
Series 2004-6 Class 4A2, 4.1446% 7/25/34 (c)	843,669	840,194
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.3494% 3/25/28 (c)	186,850	187,936
Class 2A2, 5.3738% 3/25/28 (c)	66,732	66,852
Series 2003-B Class A1, 5.2994% 4/25/28 (c)	179,078	180,238
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2003-D Class A, 5.2694% 8/25/28 (c)	$ 868,555	$ 870,252
Series 2003-E Class A2, 5.2938% 10/25/28 (c)	325,995	327,105
Series 2003-F Class A2, 4.43% 10/25/28 (c)	352,627	353,012
Series 2004-A Class A2, 4.34% 4/25/29 (c)	454,768	454,829
Series 2004-B Class A2, 4.83% 6/25/29 (c)	465,616	464,817
Series 2004-C Class A2, 5.01% 7/25/29 (c)	612,994	611,615
Series 2004-D Class A2, 5.3238% 9/25/29 (c)	636,974	636,980
Series 2004-E Class A2D, 5.6294% 11/25/29 (c)	688,131	690,841
Series 2004-G Class A2, 5.01% 11/25/29 (c)	290,402	290,436
Series 2005-A Class A2, 5.2138% 2/25/30 (c)	882,052	882,213
Series 2005-B Class A2, 4.79% 7/25/30 (c)	948,981	948,325
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,822,120	18,417
MortgageIT Trust floater Series 2004-2:
Class A1, 5.3294% 12/25/34 (c)	465,486	465,222
Class A2, 5.4094% 12/25/34 (c)	628,754	634,378
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.2494% 7/25/35 (c)	2,198,258	2,200,319
Series 2005-5 Class 1A1B, 5.1594% 11/25/35 (c)	920,000	920,000
Permanent Financing No. 3 PLC floater Series 2 Class C, 5.93% 6/10/42 (c)	1,205,000	1,211,449
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.6% 6/10/42 (c)	1,145,000	1,149,911
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.53% 6/10/42 (c)	390,000	391,599
Series 3 Class C, 5.7% 6/10/42 (c)	1,030,000	1,038,961
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.33% 6/10/42 (c)	1,600,000	1,596,960
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.21% 6/10/42 (c)	1,140,000	1,137,195
Permanent Financing No. 8 PLC floater:
Series 3C, 5.4% 6/10/42 (c)	910,000	910,382
Series 8:
Class 1C, 5.21% 6/10/42 (c)	1,035,000	1,034,673
Class 2C, 5.28% 6/10/42 (c)	1,435,000	1,434,545
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	221,621	221,619
Series 2004-SL2 Class A1, 6.5% 10/25/16	91,729	92,702
Series 2005-AR5 Class 1A1, 4.8414% 9/19/35 (c)	596,499	590,204
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 6.6488% 3/10/35 (a)(c)	$ 94,941	$ 95,457
Class B5, 7.1988% 3/10/35 (a)(c)	94,941	96,828
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.4594% 11/25/34 (c)	39,424	39,731
Series 2003-RP2 Class A1, 5.4094% 6/25/33 (a)(c)	134,595	135,163
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	5,812,391	27,419
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (c)	326,017	325,937
Series 2003-7 Class A2, 4.925% 1/20/34 (c)	150,645	150,640
Series 2004-1 Class A, 5.02% 2/20/34 (c)	220,765	220,443
Series 2004-10 Class A4, 5.56% 11/20/34 (c)	727,865	728,679
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (c)	1,150,059	1,150,378
Series 2004-4 Class A, 4.62% 5/20/34 (c)	854,857	854,807
Series 2004-5 Class A3, 4.86% 6/20/34 (c)	306,058	306,058
Series 2004-6:
Class A3A, 4.9644% 6/20/35 (c)	384,649	384,390
Class A3B, 5.1069% 7/20/34 (c)	769,299	769,070
Series 2004-7:
Class A3A, 5.265% 8/20/34 (c)	411,771	411,453
Class A3B, 5.49% 7/20/34 (c)	799,556	801,024
Series 2004-8 Class A2, 5.31% 9/20/34 (c)	1,208,057	1,209,275
Series 2005-1 Class A2, 4.97% 2/20/35 (c)	604,771	604,005
Series 2005-2 Class A2, 5.19% 3/20/35 (c)	1,011,717	1,011,199
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.3594% 9/25/33 (a)(c)	133,638	133,729
Series 2005-AR1 Class B1, 6.9594% 9/25/35 (a)(c)	1,155,000	999,617
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.3294% 9/25/34 (c)	2,107,621	2,116,869
Series 2005-3 Class A4, 5.2294% 10/25/35 (c)	2,231,778	2,227,375
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.1594% 8/25/45 (c)	1,580,429	1,579,754
Series 2005-AR13 Class A1C1, 5.1494% 10/25/45 (c)	2,019,111	2,018,017
Series 2005-AR17 Class A1C1, 5.1494% 12/25/45 (c)	1,150,954	1,150,297
Series 2005-AR19 Class A1C1, 5.1494% 12/25/45 (c)	1,917,996	1,918,191
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates: - continued
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	$ 131,161	$ 130,741
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	60,366	61,143
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6807% 8/25/34 (c)	1,815,469	1,802,392
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (c)	4,683,194	4,573,972
Series 2005-AR12 Class 2A1, 4.3201% 7/25/35 (c)	3,245,830	3,187,644
TOTAL PRIVATE SPONSOR		100,474,166
U.S. Government Agency - 4.8%
Fannie Mae:
floater Series 2002-89 Class F, 5.2594% 1/25/33 (c)	110,750	110,897
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	478,273	480,670
Series 2003-24 CLass PB, 4.5% 12/25/12	2,222,659	2,202,131
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.9394% 8/25/31 (c)	1,017,642	1,044,597
Series 2002-11 Class QF, 5.4594% 3/25/32 (c)	150,466	152,029
Series 2002-36 Class FT, 5.4594% 6/25/32 (c)	152,334	153,800
Series 2002-49 Class FB, 5.51% 11/18/31 (c)	1,482,392	1,497,511
Series 2002-60 Class FV, 5.9594% 4/25/32 (c)	320,611	331,685
Series 2002-64 Class FE, 5.26% 10/18/32 (c)	76,350	76,683
Series 2002-68 Class FH, 5.41% 10/18/32 (c)	1,241,400	1,259,719
Series 2002-74 Class FV, 5.4094% 11/25/32 (c)	99,818	100,660
Series 2002-75 Class FA, 5.9594% 11/25/32 (c)	656,768	679,792
Series 2003-11:
Class DF, 5.4094% 2/25/33 (c)	77,065	77,734
Class EF, 5.4094% 2/25/33 (c)	42,330	42,492
Series 2003-122 Class FL, 5.3094% 7/25/29 (c)	543,798	545,586
Series 2003-15 Class WF, 5.3094% 8/25/17 (c)	643,979	646,833
Series 2004-31 Class F, 5.2594% 6/25/30 (c)	964,053	966,051
Series 2004-33 Class FW, 5.3594% 8/25/25 (c)	933,792	937,352
Series 2004-54 Class FE, 6.1094% 2/25/33 (c)	508,219	512,533
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	8,788	8,760
Series 2002-11 Class QB, 5.5% 3/25/15	282,311	281,784
Series 2002-28 Class PJ, 6.5% 3/25/31	179,939	179,415
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-52 Class PA, 6% 4/25/31	$ 12,381	$ 12,360
Series 2005-72 Class FG, 5.2094% 5/25/35 (c)	6,726,383	6,709,744
Series 2002-50 Class LE, 7% 12/25/29	58,612	58,982
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	309,140	5,952
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,452,004	1,456,733
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (c)	1,241,118	1,273,415
Class PF, 5.89% 12/15/31 (c)	1,135,000	1,169,820
Series 2410 Class PF, 5.89% 2/15/32 (c)	2,485,106	2,559,680
Series 2526 Class FC, 5.31% 11/15/32 (c)	23,585	23,765
Series 2538 Class FB, 5.31% 12/15/32 (c)	178,119	179,155
Series 2551 Class FH, 5.36% 1/15/33 (c)	70,034	70,314
Series 2553 Class FB, 5.41% 3/15/29 (c)	2,820,000	2,839,402
Series 2577 Class FW, 5.41% 1/15/30 (c)	1,968,403	1,983,159
Series 2625 Class FJ, 5.21% 7/15/17 (c)	1,591,991	1,594,280
Series 2861 Class JF, 5.21% 4/15/17 (c)	852,960	854,699
Series 2994 Class FB, 5.06% 6/15/20 (c)	750,261	748,304
Series 3066 Class HF, 0% 1/15/34 (c)	87,059	90,310
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	28,119	28,068
Series 2389 Class DA, 5.81% 11/15/30 (c)	2,154,342	2,167,333
Series 2395 Class PE, 6% 2/15/30	189,813	189,883
Series 2461 Class PG, 6.5% 1/15/31	24,489	24,469
Series 2543 CLass PM, 5.5% 8/15/18	614,535	614,215
Series 2614 Class IC, 4.5% 12/15/10 (e)	1,147,975	24,052
Series 2640 Class GR, 3% 3/15/10	559,812	557,425
Series 2650 Class FV, 5.31% 12/15/32 (c)	1,764,219	1,772,454
Series 2676:
Class KN, 3% 12/15/13	1,263,197	1,243,119
Class QA, 3% 8/15/16	631,569	628,061
Series 2683 Class UH, 3% 3/15/19	1,872,552	1,853,662
Series 2748 Class IB, 4.5% 3/15/10 (e)	639,152	10,043
Series 2776 Class UJ, 4.5% 5/15/20 (e)	410,753	13,239
Series 2828 Class JA, 4.5% 1/15/10	1,006,199	1,000,886
Series 1803 Class A, 6% 12/15/08	253,438	254,375
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.31% 1/16/27 (c)	$ 110,307	$ 111,018
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	230,970	232,097
TOTAL U.S. GOVERNMENT AGENCY		44,643,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,335,655)		145,117,353
Commercial Mortgage Securities - 5.7%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.2213% 11/15/15 (a)(c)	340,000	340,299
Class C, 5.3713% 11/15/15 (a)(c)	70,000	70,149
Class D, 5.4513% 11/15/15 (a)(c)	110,000	110,529
Class F, 5.8013% 11/15/15 (a)(c)	80,000	80,270
Class H, 6.3013% 11/15/15 (a)(c)	70,000	70,409
Class J, 6.8513% 11/15/15 (a)(c)	70,000	70,574
Class K, 7.5013% 11/15/15 (a)(c)	65,000	64,715
Series 2005-BBA6:
Class B, 5.1113% 1/15/19 (a)(c)	390,000	389,973
Class C, 5.1513% 1/15/19 (a)(c)	400,000	399,947
Class D, 5.2013% 1/15/19 (a)(c)	390,000	389,973
Class E, 5.2413% 1/15/19 (a)(c)	245,000	244,983
Class F, 5.2913% 1/15/19 (a)(c)	165,000	164,988
Class G, 5.3213% 1/15/19 (a)(c)	125,000	124,991
Series 2005-BOCA:
Class H, 5.8513% 12/15/16 (a)(c)	290,000	290,490
Class J, 6.0013% 12/15/16 (a)(c)	140,000	140,245
Class K, 6.2513% 12/15/16 (a)(c)	250,000	250,437
Series 2006-LAQ:
Class H, 5.6025% 2/9/21 (a)(c)	440,000	439,975
Class J, 5.6925% 2/9/21 (a)(c)	320,000	319,982
Class K, 5.9225% 2/9/21 (a)(c)	880,000	879,951
Series 2005-BOCA Class X1, 0.9829% 12/15/16 (a)(c)(e)	109,061,667	246,828
Series 2006-ESH:
Class A, 5.74% 7/14/11 (a)(c)	938,219	934,504
Class B, 5.84% 7/14/11 (a)(c)	467,860	466,009
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-ESH:
Class C, 5.99% 7/14/11 (a)(c)	$ 936,970	$ 933,270
Class D, 6.62% 7/14/11 (a)(c)	544,559	542,774
Bank of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class F, 5.63% 7/14/20 (a)(c)	860,000	863,198
Class G, 5.76% 7/14/20 (a)(c)	585,000	587,172
Class H, 5.98% 7/14/20 (a)(c)	720,000	722,666
Series 2005-MIB1:
Class B, 5.1613% 3/15/22 (a)(c)	475,000	474,871
Class C, 5.2113% 3/15/22 (a)(c)	200,000	199,880
Class D, 5.2613% 3/15/22 (a)(c)	205,000	204,875
Class E, 5.3013% 3/15/22 (a)(c)	390,000	389,761
Class F, 5.3713% 3/15/22 (a)(c)	200,000	199,878
Class G, 5.4313% 3/15/22 (a)(c)	130,000	129,921
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(c)(e)	44,830,000	467,510
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.5394% 8/25/33 (a)(c)	248,954	251,912
Series 2003-2 Class A, 5.5394% 12/25/33 (a)(c)	713,748	716,425
Series 2004-1:
Class A, 5.3194% 4/25/34 (a)(c)	418,244	418,767
Class B, 6.8594% 4/25/34 (a)(c)	69,707	70,361
Series 2004-2:
Class A, 5.3894% 8/25/34 (a)(c)	509,209	510,800
Class M1, 5.5394% 8/25/34 (a)(c)	163,106	164,024
Series 2004-3:
Class A1, 5.3294% 1/25/35 (a)(c)	723,921	725,731
Class A2, 5.3794% 1/25/35 (a)(c)	85,167	85,274
Class M1, 5.4594% 1/25/35 (a)(c)	127,751	127,990
Class M2, 5.9594% 1/25/35 (a)(c)	85,167	86,072
Series 2005-2A:
Class M1, 5.3894% 8/25/35 (a)(c)	175,177	175,530
Class M2, 5.4394% 8/25/35 (a)(c)	293,539	294,425
Class M3, 5.4594% 8/25/35 (a)(c)	160,973	161,459
Class M4, 5.5694% 8/25/35 (a)(c)	146,770	147,210
Series 2005-3A:
Class A1, 5.2794% 11/25/35 (a)(c)	812,508	815,398
Class M1, 5.3994% 11/25/35 (a)(c)	116,073	116,365
Class M2, 5.4494% 11/25/35 (a)(c)	159,600	160,163
Class M3, 5.4694% 11/25/35 (a)(c)	145,091	145,602
Class M4, 5.5594% 11/25/35 (a)(c)	178,945	179,393
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (a)(c)	$ 1,078,916	$ 1,079,590
Class B1, 6.3594% 1/25/36 (a)(c)	98,083	99,064
Class M1, 5.4094% 1/25/36 (a)(c)	392,333	393,314
Class M2, 5.4294% 1/25/36 (a)(c)	98,083	98,390
Class M3, 5.4594% 1/25/36 (a)(c)	196,167	196,780
Class M4, 5.5694% 1/25/36 (a)(c)	98,083	98,451
Class M5, 5.6094% 1/25/36 (a)(c)	98,083	98,451
Class M6, 5.6594% 1/25/36 (a)(c)	98,083	98,451
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 5.6013% 6/15/17 (a)(c)	960,000	961,817
COMM floater Series 2002-FL7:
Class F, 6.2013% 11/15/14 (a)(c)	1,000,000	1,002,282
Class H, 7.1513% 11/15/14 (a)(c)	150,000	150,066
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.3513% 7/15/16 (a)(c)	18,093	18,096
Class D, 5.4513% 7/15/16 (a)(c)	39,539	39,547
Class E, 5.6513% 7/15/16 (a)(c)	27,957	27,965
Class F, 5.7013% 7/15/16 (a)(c)	29,623	29,647
Class H, 6.2013% 7/15/16 (a)(c)	87,041	87,165
Class J, 6.3513% 7/15/16 (a)(c)	32,745	32,767
Class K, 7.2513% 7/15/16 (a)(c)	565,375	565,957
Series 2005-F10A:
Class B, 5.1313% 4/15/17 (a)(c)	1,005,000	1,004,736
Class C, 5.1713% 4/15/17 (a)(c)	425,000	424,790
Class D, 5.2113% 4/15/17 (a)(c)	345,000	344,859
Class E, 5.2713% 4/15/17 (a)(c)	260,000	259,894
Class F, 5.3113% 4/15/17 (a)(c)	145,000	144,979
Class G, 5.4513% 4/15/17 (a)(c)	145,000	145,031
Class H, 5.5213% 4/15/17 (a)(c)	145,000	145,057
Class I, 5.7513% 4/15/17 (a)(c)	50,000	49,969
Class MOA3, 5.2013% 3/15/20 (a)(c)	650,000	649,960
Series 2005-FL11:
Class B, 5.1513% 11/15/17 (a)(c)	374,915	374,863
Class C, 5.2013% 11/15/17 (a)(c)	749,829	749,572
Class D, 5.2413% 11/15/17 (a)(c)	129,970	129,997
Class E, 5.2913% 11/15/17 (a)(c)	199,955	199,886
Class F, 5.3513% 11/15/17 (a)(c)	179,959	179,946
Class G, 5.4013% 11/15/17 (a)(c)	284,935	284,838
Series 2006-CN2A Class AJFL, 5.09% 2/5/19 (a)(c)	1,135,000	1,134,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.3513% 5/15/14 (a)(c)	$ 572,708	$ 572,968
Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (a)(c)	175,000	174,999
Class B, 5.6513% 12/15/21 (a)(c)	455,000	454,998
Series 2004-TF2A Class E, 5.3213% 11/15/19 (a)(c)	640,000	640,580
Series 2004-TFL1:
Class E, 5.4513% 2/15/14 (a)(c)	200,000	200,293
Class F, 5.5013% 2/15/14 (a)(c)	175,000	175,430
Class G, 5.7513% 2/15/14 (a)(c)	125,000	125,523
Class H, 6.0013% 2/15/14 (a)(c)	100,000	100,350
Class J, 6.3013% 2/15/14 (a)(c)	50,000	50,147
Series 2005-CN2A Class A1J, 5.2313% 11/15/19 (a)(c)	2,165,000	2,165,497
Series 2005-TF2A Class F, 5.4013% 11/15/19 (a)(c)	230,000	230,537
Series 2005-TF3A Class A2, 5.1813% 11/15/20 (a)(c)	2,775,000	2,778,306
Series 2005-TFLA:
Class C, 5.1413% 2/15/20 (a)(c)	800,000	800,515
Class E, 5.2313% 2/15/20 (a)(c)	560,000	560,460
Class F, 5.2813% 2/15/20 (a)(c)	250,000	250,127
Class G, 5.4213% 2/15/20 (a)(c)	70,000	70,062
Class H, 5.6513% 2/15/20 (a)(c)	100,000	100,088
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.1813% 4/15/21 (a)(c)	300,000	299,999
Class E, 5.2313% 4/15/21 (a)(c)	300,000	299,999
Class G, 5.3213% 4/15/21 (a)(c)	300,000	299,999
Class H, 5.6313% 4/15/21 (a)(c)	300,000	299,999
Class J, 5.7013% 4/15/21 (a)(c)	200,000	199,999
Class K, 6.1013% 4/15/21 (a)(c)	1,005,000	1,004,997
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	600,000	600,550
Series 174:
Class C1, 7.52% 5/15/06 (a)	500,000	500,494
Class D1, 7.77% 5/15/06 (a)	900,000	900,800
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.91% 3/15/32 (c)	1,524,147	1,570,436
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
5.83% 10/5/20 (a)(c)	$ 180,000	$ 180,000
6.08% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.33% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 6.68% 10/5/20 (a)(c)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 4.9975% 11/6/19 (a)(c)	49,268	49,273
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 5.2913% 12/16/14 (a)(c)	744,362	744,416
Class C, 5.6013% 12/16/14 (a)(c)	110,000	110,018
Class K1, 7.4513% 12/16/14 (a)(c)	435,000	431,695
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(c)(e)	417,400,000	433,679
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 5.1113% 8/15/19 (a)(c)	935,000	934,340
Class C, 5.1413% 8/15/19 (a)(c)	75,000	74,900
Class D, 5.1613% 8/15/19 (a)(c)	270,000	269,297
Class E, 5.1813% 8/15/19 (a)(c)	245,000	244,879
Class F, 5.2213% 8/15/19 (a)(c)	170,000	169,701
Class G, 5.2713% 8/15/19 (a)(c)	120,000	119,890
Class H, 5.2913% 8/15/19 (a)(c)	100,000	99,930
Class J, 5.3613% 8/15/19 (a)(c)	75,000	74,931
SDG Macerich Properties LP floater Series 2000-1 Class A3, 5.2413% 5/15/09 (a)(c)	500,000	500,000
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.43% 3/24/18 (a)(c)	428,012	428,012
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A:
Class KHP1, 5.2513% 1/15/18 (a)(c)	245,000	245,107
Class KHP2, 5.4513% 1/15/18 (a)(c)	245,000	245,190
Class KHP3, 5.7513% 1/15/18 (a)(c)	290,000	290,174
Class KHP4, 5.8513% 1/15/18 (a)(c)	225,000	225,134
Class KHP5, 6.0513% 1/15/18 (a)(c)	260,000	259,980
Series 2005-WL6A:
Class A2, 5.1513% 10/15/17 (a)(c)	990,000	990,056
Class B, 5.2013% 10/15/17 (a)(c)	200,000	200,011
Class D, 5.3313% 10/15/17 (a)(c)	400,000	399,972
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,920,319)		52,993,753
Certificates of Deposit - 3.5%
	Principal Amount	Value
BNP Paribas SA yankee 5.045% 2/21/07	$ 4,000,000	$ 3,991,208
Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,985,905
Credit Industriel et Commercial yankee 4.535% 10/17/06	4,000,000	3,986,357
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,991,208
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,991,370
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,990,244
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,991,052
Societe Generale euro 5.05% 2/21/07	4,000,000	3,991,457
TOTAL CERTIFICATES OF DEPOSIT (Cost $31,998,929)		31,918,801
Fixed-Income Funds - 31.3%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $288,099,439)	2,897,815	288,303,654
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06 (Cost $74,319,000)	$ 74,348,597	74,319,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $927,564,061)		927,256,026
NET OTHER ASSETS - (0.5)%		(4,812,543)
NET ASSETS - 100%		$ 922,443,483
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	June 2006	$ 114,494,900	$ (233,334)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,480,400	(291,914)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,478,950	(223,764)
116 Eurodollar 90 Day Index Contracts	March 2007	114,489,100	(129,089)
55 Eurodollar 90 Day Index Contracts	June 2007	54,286,375	(16,720)
TOTAL EURODOLLAR CONTRACTS			(894,821)
Sold
Eurodollar Contracts
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,922,225	11,951
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,935,063	9,393
5 Eurodollar 90 Day Index Contracts	March 2008	4,934,875	9,405
4 Eurodollar 90 Day Index Contracts	June 2008	3,947,600	8,459
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,960,475	6,413
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,973,400	3,742
1 Eurodollar 90 Day Index Contracts	March 2009	986,637	1,883
TOTAL EURODOLLAR CONTRACTS			51,246
			$ (843,575)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 275,000	$ 5,284
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(8,260)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	1,055,000	2,637
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	379,487	553
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	7,782
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	5,585
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	2,262
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 2,277
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	3,120
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,823
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,791
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	10,709
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	34,300
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	23,082
TOTAL CREDIT DEFAULT SWAPS		17,124,487	95,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 5,655,000	$ 1,316
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	May 2006	4,900,000	6,250
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2006	4,900,000	6,049
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	4,300,000	4,446
TOTAL TOTAL RETURN SWAPS		19,755,000	18,061
		$ 36,879,487	$ 114,006
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $91,763,626 or 9.9% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $746,426.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,196,076 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.33% 10/16/06	12/14/05	$ 2,195,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,702,377

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 288,274,676	$ -	$ -	$ 288,303,654	4.0%
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $927,376,905. Net unrealized depreciation aggregated $120,879, of which $1,162,253 related to appreciated investment securities and $1,283,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.816726.101

AUSB-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.3% 3/13/09 (c)	$ 1,800,000	$ 1,800,535
5.36% 9/10/07 (c)	1,230,000	1,233,391
Johnson Controls, Inc. 5.2983% 1/17/08 (c)	1,515,000	1,517,079
		4,551,005
Media - 0.8%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	906,531
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	451,125
Cox Communications, Inc.:
(Reg. S) 5.45% 12/14/07 (c)	1,530,000	1,538,003
7.75% 8/15/06	360,000	361,964
Liberty Media Corp. 6.41% 9/17/06 (c)	3,033,000	3,043,767
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,195,550
		7,496,940
TOTAL CONSUMER DISCRETIONARY		12,047,945
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,609,121
FINANCIALS - 2.4%
Commercial Banks - 0.2%
Wells Fargo & Co. 4.92% 3/10/08 (c)	2,300,000	2,300,833
Consumer Finance - 0.4%
MBNA Capital I 8.278% 12/1/26	810,000	853,217
MBNA Europe Funding PLC 4.95% 9/7/07 (a)(c)	2,720,000	2,721,137
		3,574,354
Diversified Financial Services - 0.4%
Aspetuck Trust 5.33% 10/16/06 (c)(f)	2,195,000	2,196,076
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,712,067
		3,908,143
Insurance - 0.1%
Oil Insurance Ltd. 5.0238% 10/6/06 (a)(c)	830,000	829,613
Real Estate - 0.3%
iStar Financial, Inc. 5.4669% 3/16/09 (c)	2,505,000	2,517,087
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.1881% 4/11/07 (c)	1,575,000	1,576,172
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 5.3025% 6/2/06 (c)	$ 500,000	$ 500,043
Residential Capital Corp. 6.335% 6/29/07 (c)	1,995,000	2,003,824
Washington Mutual Bank:
4.9% 8/25/08 (c)	2,220,000	2,222,404
5.2387% 5/1/09 (c)	3,000,000	3,000,000
		9,302,443
TOTAL FINANCIALS		22,432,473
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,681,006
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom International Finance BV 5.12% 3/23/09 (c)	1,725,000	1,725,449
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,263,550
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	998,281
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,560,302
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,041,596
		8,589,178
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	700,354
TOTAL TELECOMMUNICATION SERVICES		9,289,532
UTILITIES - 1.4%
Electric Utilities - 0.3%
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,708,756
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	916,726
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,582,130
		2,498,856
Multi-Utilities - 0.8%
Dominion Resources, Inc. 5.2648% 9/28/07 (c)	2,300,000	2,301,684
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,966,562
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc. 3.628% 11/1/06	$ 1,055,000	$ 1,045,466
Sempra Energy 4.75% 5/15/09	2,000,000	1,956,994
		7,270,706
TOTAL UTILITIES		12,478,318
TOTAL NONCONVERTIBLE BONDS (Cost $60,737,922)		60,538,395
U.S. Government Agency Obligations - 4.5%

Fannie Mae 3.25% 7/31/06 (b)	35,000,000	34,833,176
Freddie Mac 0% 9/29/06	7,300,000	7,147,518
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,124,482)		41,980,694
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
4.27% 10/1/34 (c)	61,910	61,340
4.294% 3/1/33 (c)	145,482	143,908
4.315% 10/1/33 (c)	54,821	54,019
4.345% 6/1/33 (c)	69,876	69,106
4.512% 10/1/35 (c)	91,797	90,674
4.555% 1/1/35 (c)	238,287	236,581
4.559% 9/1/34 (c)	460,273	457,337
4.584% 8/1/34 (c)	163,058	163,133
4.629% 9/1/34 (c)	52,408	52,478
4.633% 3/1/35 (c)	60,684	60,283
4.641% 1/1/33 (c)	83,860	83,348
4.705% 10/1/32 (c)	30,838	30,765
4.731% 2/1/33 (c)	25,088	24,964
4.746% 1/1/35 (c)	15,019	14,944
4.747% 10/1/32 (c)	32,116	31,955
4.815% 5/1/33 (c)	10,604	10,567
4.83% 8/1/34 (c)	130,800	130,568
4.969% 12/1/32 (c)	11,284	11,263
4.984% 11/1/32 (c)	89,928	89,783
5% 2/1/35 (c)	56,393	56,287
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.042% 7/1/34 (c)	$ 71,391	$ 70,888
5.063% 11/1/34 (c)	28,526	28,494
5.197% 8/1/33 (c)	174,206	173,588
5.318% 7/1/35 (c)	81,201	81,321
5.5% 11/1/16 to 2/1/19	4,235,673	4,211,043
6.5% 7/1/16 to 3/1/35	2,416,148	2,463,584
7% 8/1/17 to 5/1/32	1,277,341	1,305,371
TOTAL FANNIE MAE		10,207,592
Freddie Mac - 0.0%
4.768% 10/1/32 (c)	25,693	25,509
4.869% 3/1/33 (c)	64,740	64,378
5.588% 4/1/32 (c)	36,811	37,094
TOTAL FREDDIE MAC		126,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,579,279)		10,334,573
Asset-Backed Securities - 24.0%
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.2594% 7/25/34 (c)	473,030	474,456
Series 2004-3 Class 2A4, 5.3094% 10/25/34 (c)	842,437	843,933
Series 2004-4 Class A2D, 5.3094% 1/25/35 (c)	272,742	273,547
Series 2005-1 Class M1, 5.4294% 4/25/35 (c)	1,545,000	1,551,462
ACE Securities Corp.:
Series 2002-HE2 Class M1, 5.8094% 8/25/32 (c)	151,473	151,542
Series 2003-HE1:
Class A2, 5.3694% 11/25/33 (c)	22,827	22,831
Class M1, 5.6094% 11/25/33 (c)	120,000	120,537
Class M2, 6.6594% 11/25/33 (c)	75,000	76,068
Series 2003-HS1:
Class M1, 5.7094% 6/25/33 (c)	50,000	50,326
Class M2, 6.7094% 6/25/33 (c)	50,000	50,685
Series 2003-NC1 Class M1, 5.7394% 7/25/33 (c)	100,000	100,429
Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (c)	150,000	150,432
Class M2, 6.0594% 2/25/34 (c)	175,000	176,187
Series 2005-HE2:
Class M2, 5.4094% 4/25/35 (c)	250,000	250,917
Class M3, 5.4394% 4/25/35 (c)	145,000	145,810
Class M4, 5.5994% 4/25/35 (c)	185,000	186,015
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-HE3:
Class A2A, 5.0594% 5/25/35 (c)	$ 437,462	$ 437,496
Class A2B, 5.1694% 5/25/35 (c)	630,000	630,427
Series 2005-SD1 Class A1, 5.3594% 11/25/50 (c)	214,106	214,403
Series 2006-HE2:
Class A2C, 5.03% 5/25/36 (c)	995,000	995,000
Class M1, 5.18% 5/25/36 (c)	915,000	915,000
Class M2, 5.2% 5/25/36 (c)	305,000	305,000
Class M3, 5.22% 5/25/36 (c)	240,000	240,000
Class M4, 5.3% 5/25/36 (c)	200,000	200,000
Class M5, 5.32% 5/25/36 (c)	295,000	295,000
Aegis Asset Backed Securities Trust Series 2004-2N Class N1, 4.5% 4/25/34 (a)	5,769	5,769
Aesop Funding II LLC Series 2005-1A Class A2, 4.9825% 4/20/09 (a)(c)	1,200,000	1,200,106
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.1513% 9/15/11 (c)	410,000	411,654
Series 2004-5 Class B, 5.1513% 4/16/12 (c)	2,150,000	2,150,942
Series 2004-C Class C, 5.4013% 2/15/12 (a)(c)	700,167	701,942
Series 2005-1 Class A, 4.9313% 10/15/12 (c)	2,185,000	2,189,049
Series 2005-6 Class C, 5.1513% 3/15/11 (a)(c)	1,275,000	1,276,390
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.1306% 11/6/09 (c)	392,658	393,310
Series 2003-BX Class A4B, 4.78% 1/6/10 (c)	99,497	99,664
Series 2004-1 Class A3, 3.22% 7/6/08	185,420	184,814
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,457,553
Series 2005-BM ClassA3, 4.05% 2/6/10	1,280,000	1,260,198
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.9594% 2/25/33 (c)	20,437	20,470
Series 2003-1 Class M1, 5.8594% 2/25/33 (c)	474,619	476,582
Series 2003-11 Class M1, 5.6494% 1/25/34 (c)	1,930,000	1,946,972
Series 2003-3 Class M1, 5.7594% 3/25/33 (c)	45,775	46,000
Series 2003-AR1 Class M1, 6.1094% 1/25/33 (c)	496,270	498,509
Series 2004-R11 Class M1, 5.6194% 11/25/34 (c)	560,000	563,878
Series 2004-R2:
Class M1, 5.3894% 4/25/34 (c)	85,000	84,995
Class M2, 5.4394% 4/25/34 (c)	75,000	74,996
Series 2004-R8 Class M9, 7.7094% 9/25/34 (c)	1,525,000	1,538,761
Series 2004-R9:
Class A3, 5.2794% 10/25/34 (c)	259,296	259,367
Class M2, 5.6094% 10/25/34 (c)	720,000	725,315
Class M4, 6.1294% 10/25/34 (c)	925,000	938,578
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2005-R1:
Class M1, 5.4094% 3/25/35 (c)	$ 770,000	$ 771,163
Class M2, 5.4394% 3/25/35 (c)	260,000	260,787
Series 2005-R2 Class M1, 5.4094% 4/25/35 (c)	1,700,000	1,704,942
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.0594% 1/25/32 (c)	46,434	46,580
Series 2002-BC6 Class M1, 5.7094% 8/25/32 (c)	100,000	100,526
Series 2002-BC7 Class M1, 5.7594% 10/25/32 (c)	450,000	450,628
ARG Funding Corp.:
Series 2005-1A Class A2, 5.0225% 4/20/09 (a)(c)	1,500,000	1,499,875
Series 2005-2A Class A2, 5.0325% 5/20/09 (a)(c)	800,000	799,933
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.7594% 9/25/33 (c)	800,000	810,580
Series 2004-W5 Class M1, 5.5594% 4/25/34 (c)	1,420,000	1,421,612
Series 2004-W7:
Class M1, 5.5094% 5/25/34 (c)	305,000	307,124
Class M2, 5.5594% 5/25/34 (c)	250,000	251,703
Series 2006-W4:
Clas M2, 5.2494% 5/25/36 (c)	1,265,000	1,265,000
Class A2C, 5.08% 5/25/36 (c)	1,200,000	1,200,000
Class M3, 5.2694% 5/25/36 (c)	1,010,000	1,010,000
Arran Funding Ltd. Series 2005-A Class C, 5.2% 12/15/10 (c)	3,235,000	3,234,030
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.1094% 1/25/34 (c)	230,000	233,832
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.8013% 4/15/33 (c)	1,165,025	1,167,901
Series 2003-HE6 Class M1, 5.6094% 11/25/33 (c)	215,000	216,428
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (c)	73,016	73,243
Series 2004-HE6 Class A2, 5.3194% 6/25/34 (c)	1,081,646	1,084,011
Series 2005-HE1 Class M1, 5.4594% 3/25/35 (c)	540,000	542,563
Series 2005-HE2:
Class M1, 5.4094% 3/25/35 (c)	1,105,000	1,110,766
Class M2, 5.4594% 3/25/35 (c)	275,000	276,766
Series 2005-HE3 Class A4, 5.1594% 4/25/35 (c)	1,500,000	1,500,536
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.2813% 12/15/09 (c)	465,000	466,210
Series 2002-C1 Class C1, 5.8613% 12/15/09 (c)	675,000	679,781
Series 2003-C4 Class C4, 5.9313% 2/15/11 (c)	2,010,000	2,043,126
Series 2004-C1 Class C1, 5.4013% 11/15/11 (c)	25,000	25,188
Asset-Backed Securities - continued
	Principal Amount	Value
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.42% 5/28/44 (c)	$ 643,126	$ 644,346
Bayview Financial Asset Trust Series 2003-F Class A, 5.5% 9/28/43 (c)	172,051	172,170
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.45% 2/28/44 (c)	303,961	304,715
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 4.9406% 2/28/41 (c)	2,565,376	2,565,786
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.7094% 9/25/34 (c)	390,000	394,435
Class M3, 6.0094% 9/25/34 (c)	265,000	267,986
Class M4, 6.1594% 9/25/34 (c)	225,000	228,796
Class M5, 6.3594% 9/25/34 (c)	210,000	213,839
Series 2004-HE9 Class M2, 6.1594% 11/25/34 (c)	490,000	497,816
Series 2005-HE2:
Class M1, 5.4594% 2/25/35 (c)	905,000	908,956
Class M2, 5.7094% 2/25/35 (c)	330,000	332,466
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.3713% 6/15/10 (a)(c)	68,296	68,397
Series 2005-1 Class B, 5.2763% 6/15/10 (c)	850,000	854,537
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.1813% 1/15/10 (c)	372,362	372,902
Series 2004-B Class A4, 5.0113% 8/15/11 (c)	1,700,000	1,700,374
Capital One Master Trust:
Series 2001-1 Class B, 5.4113% 12/15/10 (c)	500,000	502,922
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,257,750
Series 2001-8A Class B, 5.4513% 8/17/09 (c)	405,000	405,579
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.4313% 9/15/11 (c)	1,125,000	1,134,453
Series 2004-B1 Class B1, 5.3413% 11/15/11 (c)	1,180,000	1,186,263
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,444,526
Capital One Prime Auto Receivable Trust Series 2004-1 Class A3, 2.02% 11/15/07	2,585	2,578
Capital Trust Ltd. Series 2004-1:
Class A2, 5.3725% 7/20/39 (a)(c)	265,000	265,406
Class B, 5.6725% 7/20/39 (a)(c)	140,000	141,126
Class C, 6.0225% 7/20/39 (a)(c)	180,000	181,264
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	37,287	37,194
CDC Mortgage Capital Trust:
Series 2003-HE3 Class M1, 5.6594% 11/25/33 (c)	104,999	106,086
Series 2004-HE2 Class M2, 6.1594% 7/26/34 (c)	175,000	176,481
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1025% 5/20/17 (a)(c)	$ 960,296	$ 958,823
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.3813% 3/16/09 (c)	200,000	200,352
Series 2003-6 Class C, 5.7013% 2/15/11 (c)	2,210,000	2,240,322
Series 2004-1 Class B, 5.1013% 5/15/09 (c)	295,000	294,980
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.3713% 6/15/12 (c)	1,645,000	1,654,883
Series 2006-C3 Class C3, 5.07% 6/15/11 (c)	1,975,000	1,975,000
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	790,933	780,988
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.35% 12/10/08 (c)	615,000	615,802
Series 2002-B1 Class B1, 5.29% 6/25/09 (c)	655,000	656,565
Series 2002-C1 Class C1, 5.7% 2/9/09 (c)	900,000	906,764
Series 2003-C1 Class C1, 5.65% 4/7/10 (c)	1,685,000	1,714,428
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(c)	3,195,000	3,195,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.3894% 5/25/33 (c)	37,045	37,113
Series 2003-BC1 Class M2, 6.9594% 9/25/32 (c)	1,025,000	1,030,342
Series 2003-SD3 Class A1, 5.3794% 12/25/32 (a)(c)	23,533	23,607
Series 2004-2 Class M1, 5.4594% 5/25/34 (c)	375,000	376,099
Series 2004-3:
Class 3A4, 5.2094% 8/25/34 (c)	3,451,803	3,454,297
Class M1, 5.4594% 6/25/34 (c)	100,000	100,347
Series 2004-4 Class M2, 5.4894% 6/25/34 (c)	315,000	316,261
Series 2005-1:
Class 1AV2, 5.1594% 7/25/35 (c)	1,220,000	1,220,544
Class MV1, 5.3594% 7/25/35 (c)	435,000	435,904
Class MV2, 5.3994% 7/25/35 (c)	525,000	526,661
Series 2005-AB1 Class A2, 5.1694% 8/25/35 (c)	2,480,000	2,481,900
Series 2005-IM1 Class A1, 5.0894% 11/25/35 (c)	1,222,100	1,222,119
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.3494% 4/25/34 (c)	54,694	54,866
Series 2004-FRE1:
Class B1, 6.7594% 4/25/34 (c)	605,000	604,968
Class M3, 5.6094% 4/25/34 (c)	610,000	609,969
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.2313% 5/16/11 (c)	550,000	552,975
Series 2005-1 Class B, 5.0513% 9/16/10 (c)	1,580,000	1,580,508
Series 2005-3 Class B, 5.0913% 5/15/11 (c)	2,000,000	2,001,643
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I: - continued
Series 2006-1 Class B1, 5.0513% 8/16/11 (c)	$ 1,845,000	$ 1,845,366
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 4.5086% 5/28/35 (c)	380,551	380,432
Class AB3, 4.6418% 5/28/35 (c)	194,178	194,178
Class AB8, 4.6019% 5/28/35 (c)	149,268	149,222
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 5.6394% 11/25/33 (c)	6,332	6,334
Series 2004-3 Class M5, 6.4094% 8/25/34 (c)	1,500,000	1,524,915
Series 2005-2 Class 2A1, 5.0794% 12/25/35 (c)	1,701,863	1,701,956
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 5.0494% 3/25/35 (c)	306,249	306,288
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (c)	25,000	25,062
Class M4, 5.8594% 3/25/34 (c)	25,000	25,169
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	822,932
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.3313% 10/15/07 (c)	650,000	650,854
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 5.0513% 5/15/10 (c)	1,375,000	1,374,903
Class B, 5.3413% 5/15/10 (c)	380,000	380,569
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.4594% 12/25/33 (c)	960,000	967,271
Series 2004-A Class M2, 6.1094% 1/25/34 (c)	375,000	378,381
Series 2004-B Class M1, 5.5394% 5/25/34 (c)	205,000	206,092
Series 2004-C:
Class 2A2, 5.5094% 8/25/34 (c)	1,000,000	1,005,884
Class M1, 5.6094% 8/25/34 (c)	540,000	545,736
Class M3, 6.1094% 8/25/34 (c)	1,000,000	1,017,118
Series 2004-D Class 3A2, 5.2394% 11/25/34 (c)	193,292	193,710
Series 2005-2 Class 2A1, 5.0694% 6/25/35 (c)	929,837	929,792
Series 2005-A:
Class 2A2, 5.1994% 2/25/35 (c)	1,204,308	1,205,303
Class M1, 5.3894% 1/25/35 (c)	225,000	226,268
Class M2, 5.4194% 1/25/35 (c)	325,000	326,377
Class M3, 5.4494% 1/25/35 (c)	175,000	175,978
Class M4, 5.6394% 1/25/35 (c)	125,000	126,184
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)	178,959	178,512
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 5.3313% 4/15/31 (a)(c)	$ 227,950	$ 229,069
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 5.1013% 6/15/11 (c)	925,000	925,662
Gracechurch Card Funding PLC:
Series 11 Class C, 5.0288% 11/15/10 (c)	2,490,000	2,490,000
Series 5:
Class B, 4.9788% 8/15/08 (c)	80,000	79,994
Class C, 5.6788% 8/15/08 (c)	295,000	295,559
Series 6 Class B, 4.9388% 2/17/09 (c)	75,000	75,019
Series 8 Class C, 5.0788% 6/15/10 (c)	2,650,000	2,651,797
Series 9:
Class B, 4.8988% 9/15/10 (c)	485,000	485,000
Class C, 5.0588% 9/15/10 (c)	1,800,000	1,802,430
GSAMP Trust:
Series 2002-NC1 Class A2, 5.2794% 7/25/32 (c)	2,606	2,632
Series 2003-FM1 Class M1, 5.7425% 3/20/33 (c)	636,784	639,032
Series 2004-AHL Class A2D, 5.3194% 8/25/34 (c)	1,253,574	1,258,591
Series 2004-FM1:
Class M1, 5.6094% 11/25/33 (c)	168,544	168,535
Class M2, 6.3594% 11/25/33 (c)	135,000	136,831
Series 2004-FM2 Class M1, 5.4594% 1/25/34 (c)	192,347	192,337
Series 2004-HE1:
Class M1, 5.5094% 5/25/34 (c)	320,000	319,982
Class M2, 6.1094% 5/25/34 (c)	150,000	151,761
Series 2005-6:
Class A2, 5.1694% 6/25/35 (c)	1,800,000	1,798,398
Class M3, 5.6094% 6/25/35 (c)	1,555,000	1,549,464
Series 2005-9 Class 2A1, 5.0794% 8/25/35 (c)	1,501,539	1,499,598
Series 2005-HE2 Class M, 5.3894% 3/25/35 (c)	1,220,000	1,224,798
Series 2005-MTR1 Class A1, 5.0994% 10/25/35 (c)	1,867,565	1,867,565
Series 2005-NC1 Class M1, 5.4094% 2/25/35 (c)	1,205,000	1,210,356
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.0394% 5/25/30 (a)(c)	2,100,000	2,100,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.9225% 9/20/09 (a)(c)	1,700,000	1,702,574
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.3994% 2/25/33 (c)	14	14
Series 2002-5 Class M1, 6.1594% 5/25/33 (c)	165,729	166,236
Series 2003-1 Class M1, 5.9594% 6/25/33 (c)	524,845	525,677
Series 2003-2 Class M1, 5.8394% 8/25/33 (c)	66,323	66,558
Series 2003-3 Class M1, 5.8194% 8/25/33 (c)	320,568	321,950
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 5.7594% 10/25/33 (c)	$ 170,000	$ 170,705
Class M2, 6.8594% 10/25/33 (c)	200,000	201,460
Series 2003-5:
Class A2, 5.3094% 12/25/33 (c)	63,076	63,125
Class M1, 5.6594% 12/25/33 (c)	160,000	160,769
Class M2, 6.6894% 12/25/33 (c)	70,000	70,863
Series 2003-7:
Class A2, 5.3394% 3/25/34 (c)	165,386	165,483
Class M1, 5.6094% 3/25/34 (c)	795,000	797,248
Series 2003-8 Class M1, 5.6794% 4/25/34 (c)	260,000	262,495
Series 2004-4 Class A2, 5.2794% 10/25/34 (c)	343,559	344,403
Series 2004-6 Class A2, 5.3094% 12/25/34 (c)	709,844	711,408
Series 2005-1:
Class M1, 5.3894% 5/25/35 (c)	1,270,000	1,273,614
Class M2, 5.4094% 5/25/35 (c)	1,410,000	1,414,092
Series 2005-2:
Class 2A2, 5.1594% 7/25/35 (c)	1,830,000	1,830,971
Class M1, 5.4094% 7/25/35 (c)	890,000	892,330
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.1913% 8/15/08 (c)	500,000	500,056
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.2525% 9/20/33 (c)	116,531	116,644
Class M, 5.5025% 9/20/33 (c)	55,268	55,340
Series 2004-1 Class M, 5.4425% 9/20/33 (c)	156,666	157,208
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.2725% 2/20/34 (c)	249,689	249,991
Class M, 5.4225% 2/20/34 (c)	151,432	151,604
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.0713% 1/18/11 (c)	1,000,000	1,000,715
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2363% 1/20/35 (c)	303,817	304,244
Class M2, 5.2663% 1/20/35 (c)	226,175	226,726
Series 2005-3:
Class A1, 5.0363% 1/20/35 (c)	676,548	677,015
Class M1, 5.1963% 1/20/35 (c)	397,276	397,702
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.2094% 6/25/35 (c)	812,753	813,155
Class M1, 5.4294% 6/25/35 (c)	550,000	551,293
Asset-Backed Securities - continued
	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 5.29% 12/27/09 (c)	$ 242,578	$ 243,269
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.7794% 6/25/33 (c)	462,597	464,080
Series 2003-3 Class M1, 5.7094% 7/25/33 (c)	337,423	339,055
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 5.4494% 11/25/34 (c)	134,350	134,971
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.5094% 7/25/34 (c)	485,000	487,516
Series 2004-HE1 Class M1, 5.6094% 9/25/34 (c)	685,000	690,054
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.2763% 10/15/08 (c)	1,250,000	1,249,812
Series 2001-B2 Class B2, 5.2613% 1/15/09 (c)	1,000,000	1,000,322
Series 2002-B2 Class B2, 5.2813% 10/15/09 (c)	1,034,000	1,037,019
Series 2002-B4 Class B4, 5.4013% 3/15/10 (c)	630,000	633,644
Series 2003-B1 Class B1, 5.3413% 7/15/10 (c)	1,510,000	1,519,359
Series 2003-B2 Class B2, 5.2913% 10/15/10 (c)	125,000	125,753
Series 2003-B3 Class B3, 5.2763% 1/18/11 (c)	1,550,000	1,557,879
Series 2003-B5 Class B5, 5.2713% 2/15/11 (c)	2,000,000	2,013,029
Series 2005-C3 Class C, 5.1713% 3/15/11 (c)	2,830,000	2,837,088
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.3983% 9/15/10 (c)	200,000	200,938
Series 1998-G Class B, 5.3013% 2/17/09 (c)	500,000	500,120
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (c)	150,000	149,992
Class M2, 5.5094% 7/25/34 (c)	25,000	24,999
Class M3, 5.9094% 7/25/34 (c)	50,000	49,997
Class M4, 6.0594% 7/25/34 (c)	50,000	50,080
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.1094% 1/25/35 (c)	150,000	155,035
Series 2004-HE2:
Class A1B, 5.4294% 8/25/35 (c)	417,776	419,292
Class A2B, 5.3394% 8/25/35 (c)	1,352,689	1,357,981
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	47,494	47,182
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (c)	125,000	126,342
Series 2003-NC10 Class M1, 5.6394% 10/25/33 (c)	792,708	795,805
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (c)	119,992	120,532
Series 2004-HE6 Class A2, 5.2994% 8/25/34 (c)	655,531	657,433
Series 2004-NC2 Class M1, 5.5094% 12/25/33 (c)	375,000	377,269
Series 2004-NC6 Class A2, 5.2994% 7/25/34 (c)	163,474	164,156
Series 2004-NC7 Class A3, 5.2594% 7/25/34 (c)	680,626	680,841
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-1 Class M2, 5.4294% 12/25/34 (c)	$ 570,000	$ 572,662
Series 2005-HE1:
Class A3B, 5.1794% 12/25/34 (c)	353,240	353,610
Class M1, 5.4094% 12/25/34 (c)	150,000	150,837
Class M2, 5.4294% 12/25/34 (c)	385,000	386,939
Series 2005-HE2:
Class M1, 5.3594% 1/25/35 (c)	370,000	372,121
Class M2, 5.3994% 1/25/35 (c)	265,000	265,935
Series 2005-NC1:
Class M1, 5.3994% 1/25/35 (c)	325,000	326,988
Class M2, 5.4294% 1/25/35 (c)	325,000	325,676
Class M3, 5.4694% 1/25/35 (c)	325,000	326,945
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.2344% 2/25/32 (c)	441,928	445,658
Series 2001-NC1 Class M2, 6.5644% 10/25/31 (c)	12,474	12,486
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (c)	88,840	88,930
Series 2002-AM3 Class A3, 5.4494% 2/25/33 (c)	14,114	14,151
Series 2002-HE1 Class M1, 5.5594% 7/25/32 (c)	590,000	595,689
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (c)	100,000	100,213
Series 2002-OP1 Class M1, 5.7094% 9/25/32 (c)	435,350	435,528
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.0694% 2/25/13 (c)	2,050,000	2,054,912
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.4094% 3/25/35 (c)	595,000	596,778
Class M2, 5.4394% 3/25/35 (c)	595,000	597,391
Class M3, 5.4794% 3/25/35 (c)	290,000	291,816
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.0413% 6/15/09 (c)	221,914	221,973
Series 2004-A Class A4A, 4.9713% 6/15/10 (c)	1,325,000	1,325,884
Series 2005-A Class A4, 4.9513% 8/15/11 (c)	2,210,000	2,209,914
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (c)	100,000	100,119
Class M4, 5.9344% 6/25/34 (c)	170,000	171,148
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.4094% 12/25/33 (c)	77,749	77,870
Ocala Funding LLC Series 2006-1A Class A, 6.2181% 3/20/11 (a)(c)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.6094% 11/25/33 (c)	1,025,000	1,032,790
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.0794% 6/25/36 (c)	1,528,703	1,528,864
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (a)	$ 35,346	$ 34,993
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.0594% 1/25/35 (c)	945,000	957,685
Series 2004-WCW1:
Class M1, 5.5894% 9/25/34 (c)	385,000	389,461
Class M2, 5.6394% 9/25/34 (c)	160,000	161,405
Class M3, 6.2094% 9/25/34 (c)	310,000	313,898
Class M4, 6.4094% 9/25/34 (c)	435,000	440,390
Series 2004-WCW2 Class A2, 5.3394% 10/25/34 (c)	401,672	402,440
Series 2004-WWF1 Class A5, 5.4294% 1/25/35 (c)	220,934	221,369
Series 2005-WCH1:
Class A3B, 5.1794% 1/25/35 (c)	265,678	265,965
Class M2, 5.4794% 1/25/35 (c)	1,130,000	1,135,363
Class M3, 5.5194% 1/25/35 (c)	425,000	427,971
Class M5, 5.8394% 1/25/35 (c)	400,000	403,834
Series 2005-WHQ1 Class M7, 6.2094% 3/25/35 (c)	910,000	914,343
Providian Master Note Trust:
Series 2005-2 Class C2, 5.4013% 11/15/12 (a)(c)	2,160,000	2,160,000
Series 2006-C1A Class C1, 5.4513% 3/16/15 (a)(c)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.2094% 10/25/34 (c)	1,300,000	1,323,510
Series 2004-RS6:
Class 2M2, 6.2594% 6/25/34 (c)	250,000	249,986
Class 2M3, 6.4094% 6/25/34 (c)	250,000	249,986
Series 2005-SP2 Class 1A1, 5.1094% 5/25/44 (c)	1,031,476	1,031,646
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.2794% 3/25/29 (c)	50,000	50,110
Series 2005-KS7 Class A1, 5.0594% 8/25/35 (c)	903,337	903,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.3594% 4/25/33 (c)	1,451	1,456
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.4894% 3/25/35 (c)	640,000	641,049
Series 2004-2 Class MV1, 5.5394% 8/25/35 (c)	415,000	416,656
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	669,665	666,150
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.6094% 8/25/34 (c)	1,000,000	1,003,639
Series 2003-BC4 Class M1, 5.5594% 11/25/34 (c)	260,000	261,345
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.6594% 8/25/33 (c)	1,135,000	1,138,298
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust: - continued
Series 2004-8 Class M5, 6.1094% 9/25/34 (c)	$ 290,000	$ 294,217
Series 2005-1 Class M4, 5.7194% 2/25/35 (a)(c)	485,000	490,499
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.3194% 2/25/34 (c)	44,979	44,977
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.3513% 3/15/11 (a)(c)	675,000	674,895
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.1013% 6/15/10 (c)	980,000	982,276
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.3894% 9/25/34 (c)	90,439	90,850
Series 2003-6HE Class A1, 5.4294% 11/25/33 (c)	52,226	52,332
Series 2005-14HE Class AF1, 5.0994% 8/25/36 (c)	803,810	803,829
Triad Automobile Receivable Owner Trust Series 2005-A Class A3, 4.05% 3/12/10	1,800,000	1,773,939
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	348,558	343,753
Series 2004-4 Class D, 3.58% 5/17/12	317,790	311,705
Series 2005-1 Class D, 4.09% 8/15/12	331,297	325,326
Whinstone Capital Management Ltd. Series 1A Class B3, 6% 10/25/44 (a)(c)	2,180,000	2,180,000
TOTAL ASSET-BACKED SECURITIES (Cost $221,449,036)		221,749,803
Collateralized Mortgage Obligations - 15.7%

Private Sponsor - 10.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.3594% 2/25/35 (c)	801,783	804,411
Series 2004-4 Class 5A2, 5.3594% 3/25/35 (c)	240,534	240,943
Series 2005-1 Class 5A2, 5.2894% 5/25/35 (c)	478,363	477,121
Series 2005-10 Class 5A2, 5.2794% 1/25/36 (c)	1,595,632	1,596,589
Series 2005-2:
Class 6A2, 5.2394% 6/25/35 (c)	210,589	210,805
Class 6M2, 5.4394% 6/25/35 (c)	1,375,000	1,378,000
Series 2005-3 Class 8A2, 5.1994% 7/25/35 (c)	1,586,209	1,588,988
Series 2005-5 Class 6A2, 5.1894% 9/25/35 (c)	1,221,933	1,222,725
Series 2005-8 Class 7A2, 5.2394% 11/25/35 (c)	796,172	798,548
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1215% 8/25/35 (c)	2,103,311	2,087,273
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.2394% 1/25/35 (c)	1,825,764	1,828,516
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-2 Class 1A1, 5.2094% 3/25/35 (c)	$ 1,309,393	$ 1,309,392
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.3594% 3/25/34 (c)	149,711	149,671
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (c)	71,993	72,056
Series 2004-AR5 Class 11A2, 5.3294% 6/25/34 (c)	128,101	127,874
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (c)	186,969	187,384
Series 2004-AR7 Class 6A2, 5.3394% 8/25/34 (c)	327,363	328,151
Series 2004-AR8 Class 8A2, 5.3394% 9/25/34 (c)	252,133	252,827
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.2494% 11/25/35 (c)	885,730	889,295
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.52% 12/25/34 (c)	237,783	237,701
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(c)	3,695,000	3,694,926
Class CB, 5.3081% 10/11/41 (a)(c)	260,000	259,932
Class DB, 5.4981% 10/11/41 (a)(c)	1,060,000	1,059,724
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.01% 12/21/24 (c)	700,000	700,280
Class B1, 5.06% 12/20/54 (c)	950,000	949,620
Class M1, 5.16% 12/20/54 (c)	700,000	699,720
Series 2005-2 Class C1, 5.27% 12/20/54 (c)	1,200,000	1,200,840
Series 2005-4:
Class C1, 5.2% 12/20/54 (c)	925,000	924,856
Class M2, 5.05% 12/20/54 (c)	1,830,000	1,829,714
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 5.14% 3/20/44 (c)	95,000	95,015
Class 1C, 5.83% 3/20/44 (c)	990,000	990,619
Class 1M, 5.34% 3/20/44 (c)	565,000	565,177
Series 2004-2:
Class 1A2, 5% 6/20/28 (c)	147,165	147,168
Class 1B, 5.1% 6/20/44 (c)	29,410	29,412
Class 1C, 5.63% 6/20/44 (c)	107,416	107,511
Class 1M, 5.21% 6/20/44 (c)	643,529	643,563
Series 2004-3:
Class 1B, 5.09% 9/20/44 (c)	135,755	135,780
Class 1C, 5.52% 9/20/44 (c)	627,868	628,600
Class 1M, 5.2% 9/20/44 (c)	67,878	67,899
GSAMP Trust floater Series 2004-11 Class 2A1, 5.2894% 12/20/34 (c)	1,126,834	1,128,432
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (c)	$ 1,400,000	$ 1,402,950
Class B, 4.77% 7/15/40 (c)	190,000	189,924
Class C, 5.32% 7/15/40 (c)	775,000	776,783
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.4094% 10/25/34 (c)	835,454	839,987
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.3294% 3/25/35 (c)	660,087	660,917
Series 2004-6 Class 1A2, 5.3494% 10/25/34 (c)	242,775	243,398
Series 2005-1:
Class M1, 5.4194% 4/25/35 (c)	306,386	307,020
Class M2, 5.4594% 4/25/35 (c)	541,820	542,867
Class M3, 5.4894% 4/25/35 (c)	132,230	132,455
Class M4, 5.7094% 4/25/35 (c)	80,628	80,787
Class M5, 5.7294% 4/25/35 (c)	80,628	80,721
Class M6, 5.7794% 4/25/35 (c)	125,779	125,857
Series 2005-2 Class 1A2, 5.2694% 4/25/35 (c)	1,297,925	1,300,764
Series 2005-4 Class 1B1, 6.2594% 5/25/35 (c)	556,303	557,433
Series 2005-7:
Class M1, 5.4394% 11/25/35 (c)	220,652	220,858
Class M2, 5.4794% 11/25/35 (c)	165,489	165,899
Class M3, 5.5794% 11/25/35 (c)	827,445	831,171
Class M4, 5.6194% 11/25/35 (c)	395,335	395,832
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.2081% 9/26/45 (a)(c)	1,582,096	1,583,826
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.09% 5/25/46 (c)	2,510,000	2,510,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.237% 8/25/17 (c)	589,193	592,837
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 5.3394% 11/25/34 (c)	467,319	469,286
Class 2A2, 5.3994% 11/25/34 (c)	102,880	103,184
Series 2005-1 Class 1A1, 5.2294% 3/25/35 (c)	634,912	636,474
Series 2004-6 Class 4A2, 4.1446% 7/25/34 (c)	843,669	840,194
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.3494% 3/25/28 (c)	186,850	187,936
Class 2A2, 5.3738% 3/25/28 (c)	66,732	66,852
Series 2003-B Class A1, 5.2994% 4/25/28 (c)	179,078	180,238
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2003-D Class A, 5.2694% 8/25/28 (c)	$ 868,555	$ 870,252
Series 2003-E Class A2, 5.2938% 10/25/28 (c)	325,995	327,105
Series 2003-F Class A2, 4.43% 10/25/28 (c)	352,627	353,012
Series 2004-A Class A2, 4.34% 4/25/29 (c)	454,768	454,829
Series 2004-B Class A2, 4.83% 6/25/29 (c)	465,616	464,817
Series 2004-C Class A2, 5.01% 7/25/29 (c)	612,994	611,615
Series 2004-D Class A2, 5.3238% 9/25/29 (c)	636,974	636,980
Series 2004-E Class A2D, 5.6294% 11/25/29 (c)	688,131	690,841
Series 2004-G Class A2, 5.01% 11/25/29 (c)	290,402	290,436
Series 2005-A Class A2, 5.2138% 2/25/30 (c)	882,052	882,213
Series 2005-B Class A2, 4.79% 7/25/30 (c)	948,981	948,325
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,822,120	18,417
MortgageIT Trust floater Series 2004-2:
Class A1, 5.3294% 12/25/34 (c)	465,486	465,222
Class A2, 5.4094% 12/25/34 (c)	628,754	634,378
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.2494% 7/25/35 (c)	2,198,258	2,200,319
Series 2005-5 Class 1A1B, 5.1594% 11/25/35 (c)	920,000	920,000
Permanent Financing No. 3 PLC floater Series 2 Class C, 5.93% 6/10/42 (c)	1,205,000	1,211,449
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.6% 6/10/42 (c)	1,145,000	1,149,911
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.53% 6/10/42 (c)	390,000	391,599
Series 3 Class C, 5.7% 6/10/42 (c)	1,030,000	1,038,961
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.33% 6/10/42 (c)	1,600,000	1,596,960
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.21% 6/10/42 (c)	1,140,000	1,137,195
Permanent Financing No. 8 PLC floater:
Series 3C, 5.4% 6/10/42 (c)	910,000	910,382
Series 8:
Class 1C, 5.21% 6/10/42 (c)	1,035,000	1,034,673
Class 2C, 5.28% 6/10/42 (c)	1,435,000	1,434,545
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	221,621	221,619
Series 2004-SL2 Class A1, 6.5% 10/25/16	91,729	92,702
Series 2005-AR5 Class 1A1, 4.8414% 9/19/35 (c)	596,499	590,204
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 6.6488% 3/10/35 (a)(c)	$ 94,941	$ 95,457
Class B5, 7.1988% 3/10/35 (a)(c)	94,941	96,828
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.4594% 11/25/34 (c)	39,424	39,731
Series 2003-RP2 Class A1, 5.4094% 6/25/33 (a)(c)	134,595	135,163
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	5,812,391	27,419
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (c)	326,017	325,937
Series 2003-7 Class A2, 4.925% 1/20/34 (c)	150,645	150,640
Series 2004-1 Class A, 5.02% 2/20/34 (c)	220,765	220,443
Series 2004-10 Class A4, 5.56% 11/20/34 (c)	727,865	728,679
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (c)	1,150,059	1,150,378
Series 2004-4 Class A, 4.62% 5/20/34 (c)	854,857	854,807
Series 2004-5 Class A3, 4.86% 6/20/34 (c)	306,058	306,058
Series 2004-6:
Class A3A, 4.9644% 6/20/35 (c)	384,649	384,390
Class A3B, 5.1069% 7/20/34 (c)	769,299	769,070
Series 2004-7:
Class A3A, 5.265% 8/20/34 (c)	411,771	411,453
Class A3B, 5.49% 7/20/34 (c)	799,556	801,024
Series 2004-8 Class A2, 5.31% 9/20/34 (c)	1,208,057	1,209,275
Series 2005-1 Class A2, 4.97% 2/20/35 (c)	604,771	604,005
Series 2005-2 Class A2, 5.19% 3/20/35 (c)	1,011,717	1,011,199
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.3594% 9/25/33 (a)(c)	133,638	133,729
Series 2005-AR1 Class B1, 6.9594% 9/25/35 (a)(c)	1,155,000	999,617
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.3294% 9/25/34 (c)	2,107,621	2,116,869
Series 2005-3 Class A4, 5.2294% 10/25/35 (c)	2,231,778	2,227,375
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.1594% 8/25/45 (c)	1,580,429	1,579,754
Series 2005-AR13 Class A1C1, 5.1494% 10/25/45 (c)	2,019,111	2,018,017
Series 2005-AR17 Class A1C1, 5.1494% 12/25/45 (c)	1,150,954	1,150,297
Series 2005-AR19 Class A1C1, 5.1494% 12/25/45 (c)	1,917,996	1,918,191
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates: - continued
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	$ 131,161	$ 130,741
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	60,366	61,143
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6807% 8/25/34 (c)	1,815,469	1,802,392
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (c)	4,683,194	4,573,972
Series 2005-AR12 Class 2A1, 4.3201% 7/25/35 (c)	3,245,830	3,187,644
TOTAL PRIVATE SPONSOR		100,474,166
U.S. Government Agency - 4.8%
Fannie Mae:
floater Series 2002-89 Class F, 5.2594% 1/25/33 (c)	110,750	110,897
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	478,273	480,670
Series 2003-24 CLass PB, 4.5% 12/25/12	2,222,659	2,202,131
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.9394% 8/25/31 (c)	1,017,642	1,044,597
Series 2002-11 Class QF, 5.4594% 3/25/32 (c)	150,466	152,029
Series 2002-36 Class FT, 5.4594% 6/25/32 (c)	152,334	153,800
Series 2002-49 Class FB, 5.51% 11/18/31 (c)	1,482,392	1,497,511
Series 2002-60 Class FV, 5.9594% 4/25/32 (c)	320,611	331,685
Series 2002-64 Class FE, 5.26% 10/18/32 (c)	76,350	76,683
Series 2002-68 Class FH, 5.41% 10/18/32 (c)	1,241,400	1,259,719
Series 2002-74 Class FV, 5.4094% 11/25/32 (c)	99,818	100,660
Series 2002-75 Class FA, 5.9594% 11/25/32 (c)	656,768	679,792
Series 2003-11:
Class DF, 5.4094% 2/25/33 (c)	77,065	77,734
Class EF, 5.4094% 2/25/33 (c)	42,330	42,492
Series 2003-122 Class FL, 5.3094% 7/25/29 (c)	543,798	545,586
Series 2003-15 Class WF, 5.3094% 8/25/17 (c)	643,979	646,833
Series 2004-31 Class F, 5.2594% 6/25/30 (c)	964,053	966,051
Series 2004-33 Class FW, 5.3594% 8/25/25 (c)	933,792	937,352
Series 2004-54 Class FE, 6.1094% 2/25/33 (c)	508,219	512,533
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	8,788	8,760
Series 2002-11 Class QB, 5.5% 3/25/15	282,311	281,784
Series 2002-28 Class PJ, 6.5% 3/25/31	179,939	179,415
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-52 Class PA, 6% 4/25/31	$ 12,381	$ 12,360
Series 2005-72 Class FG, 5.2094% 5/25/35 (c)	6,726,383	6,709,744
Series 2002-50 Class LE, 7% 12/25/29	58,612	58,982
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	309,140	5,952
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,452,004	1,456,733
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (c)	1,241,118	1,273,415
Class PF, 5.89% 12/15/31 (c)	1,135,000	1,169,820
Series 2410 Class PF, 5.89% 2/15/32 (c)	2,485,106	2,559,680
Series 2526 Class FC, 5.31% 11/15/32 (c)	23,585	23,765
Series 2538 Class FB, 5.31% 12/15/32 (c)	178,119	179,155
Series 2551 Class FH, 5.36% 1/15/33 (c)	70,034	70,314
Series 2553 Class FB, 5.41% 3/15/29 (c)	2,820,000	2,839,402
Series 2577 Class FW, 5.41% 1/15/30 (c)	1,968,403	1,983,159
Series 2625 Class FJ, 5.21% 7/15/17 (c)	1,591,991	1,594,280
Series 2861 Class JF, 5.21% 4/15/17 (c)	852,960	854,699
Series 2994 Class FB, 5.06% 6/15/20 (c)	750,261	748,304
Series 3066 Class HF, 0% 1/15/34 (c)	87,059	90,310
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	28,119	28,068
Series 2389 Class DA, 5.81% 11/15/30 (c)	2,154,342	2,167,333
Series 2395 Class PE, 6% 2/15/30	189,813	189,883
Series 2461 Class PG, 6.5% 1/15/31	24,489	24,469
Series 2543 CLass PM, 5.5% 8/15/18	614,535	614,215
Series 2614 Class IC, 4.5% 12/15/10 (e)	1,147,975	24,052
Series 2640 Class GR, 3% 3/15/10	559,812	557,425
Series 2650 Class FV, 5.31% 12/15/32 (c)	1,764,219	1,772,454
Series 2676:
Class KN, 3% 12/15/13	1,263,197	1,243,119
Class QA, 3% 8/15/16	631,569	628,061
Series 2683 Class UH, 3% 3/15/19	1,872,552	1,853,662
Series 2748 Class IB, 4.5% 3/15/10 (e)	639,152	10,043
Series 2776 Class UJ, 4.5% 5/15/20 (e)	410,753	13,239
Series 2828 Class JA, 4.5% 1/15/10	1,006,199	1,000,886
Series 1803 Class A, 6% 12/15/08	253,438	254,375
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.31% 1/16/27 (c)	$ 110,307	$ 111,018
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	230,970	232,097
TOTAL U.S. GOVERNMENT AGENCY		44,643,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,335,655)		145,117,353
Commercial Mortgage Securities - 5.7%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.2213% 11/15/15 (a)(c)	340,000	340,299
Class C, 5.3713% 11/15/15 (a)(c)	70,000	70,149
Class D, 5.4513% 11/15/15 (a)(c)	110,000	110,529
Class F, 5.8013% 11/15/15 (a)(c)	80,000	80,270
Class H, 6.3013% 11/15/15 (a)(c)	70,000	70,409
Class J, 6.8513% 11/15/15 (a)(c)	70,000	70,574
Class K, 7.5013% 11/15/15 (a)(c)	65,000	64,715
Series 2005-BBA6:
Class B, 5.1113% 1/15/19 (a)(c)	390,000	389,973
Class C, 5.1513% 1/15/19 (a)(c)	400,000	399,947
Class D, 5.2013% 1/15/19 (a)(c)	390,000	389,973
Class E, 5.2413% 1/15/19 (a)(c)	245,000	244,983
Class F, 5.2913% 1/15/19 (a)(c)	165,000	164,988
Class G, 5.3213% 1/15/19 (a)(c)	125,000	124,991
Series 2005-BOCA:
Class H, 5.8513% 12/15/16 (a)(c)	290,000	290,490
Class J, 6.0013% 12/15/16 (a)(c)	140,000	140,245
Class K, 6.2513% 12/15/16 (a)(c)	250,000	250,437
Series 2006-LAQ:
Class H, 5.6025% 2/9/21 (a)(c)	440,000	439,975
Class J, 5.6925% 2/9/21 (a)(c)	320,000	319,982
Class K, 5.9225% 2/9/21 (a)(c)	880,000	879,951
Series 2005-BOCA Class X1, 0.9829% 12/15/16 (a)(c)(e)	109,061,667	246,828
Series 2006-ESH:
Class A, 5.74% 7/14/11 (a)(c)	938,219	934,504
Class B, 5.84% 7/14/11 (a)(c)	467,860	466,009
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-ESH:
Class C, 5.99% 7/14/11 (a)(c)	$ 936,970	$ 933,270
Class D, 6.62% 7/14/11 (a)(c)	544,559	542,774
Bank of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class F, 5.63% 7/14/20 (a)(c)	860,000	863,198
Class G, 5.76% 7/14/20 (a)(c)	585,000	587,172
Class H, 5.98% 7/14/20 (a)(c)	720,000	722,666
Series 2005-MIB1:
Class B, 5.1613% 3/15/22 (a)(c)	475,000	474,871
Class C, 5.2113% 3/15/22 (a)(c)	200,000	199,880
Class D, 5.2613% 3/15/22 (a)(c)	205,000	204,875
Class E, 5.3013% 3/15/22 (a)(c)	390,000	389,761
Class F, 5.3713% 3/15/22 (a)(c)	200,000	199,878
Class G, 5.4313% 3/15/22 (a)(c)	130,000	129,921
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(c)(e)	44,830,000	467,510
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.5394% 8/25/33 (a)(c)	248,954	251,912
Series 2003-2 Class A, 5.5394% 12/25/33 (a)(c)	713,748	716,425
Series 2004-1:
Class A, 5.3194% 4/25/34 (a)(c)	418,244	418,767
Class B, 6.8594% 4/25/34 (a)(c)	69,707	70,361
Series 2004-2:
Class A, 5.3894% 8/25/34 (a)(c)	509,209	510,800
Class M1, 5.5394% 8/25/34 (a)(c)	163,106	164,024
Series 2004-3:
Class A1, 5.3294% 1/25/35 (a)(c)	723,921	725,731
Class A2, 5.3794% 1/25/35 (a)(c)	85,167	85,274
Class M1, 5.4594% 1/25/35 (a)(c)	127,751	127,990
Class M2, 5.9594% 1/25/35 (a)(c)	85,167	86,072
Series 2005-2A:
Class M1, 5.3894% 8/25/35 (a)(c)	175,177	175,530
Class M2, 5.4394% 8/25/35 (a)(c)	293,539	294,425
Class M3, 5.4594% 8/25/35 (a)(c)	160,973	161,459
Class M4, 5.5694% 8/25/35 (a)(c)	146,770	147,210
Series 2005-3A:
Class A1, 5.2794% 11/25/35 (a)(c)	812,508	815,398
Class M1, 5.3994% 11/25/35 (a)(c)	116,073	116,365
Class M2, 5.4494% 11/25/35 (a)(c)	159,600	160,163
Class M3, 5.4694% 11/25/35 (a)(c)	145,091	145,602
Class M4, 5.5594% 11/25/35 (a)(c)	178,945	179,393
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (a)(c)	$ 1,078,916	$ 1,079,590
Class B1, 6.3594% 1/25/36 (a)(c)	98,083	99,064
Class M1, 5.4094% 1/25/36 (a)(c)	392,333	393,314
Class M2, 5.4294% 1/25/36 (a)(c)	98,083	98,390
Class M3, 5.4594% 1/25/36 (a)(c)	196,167	196,780
Class M4, 5.5694% 1/25/36 (a)(c)	98,083	98,451
Class M5, 5.6094% 1/25/36 (a)(c)	98,083	98,451
Class M6, 5.6594% 1/25/36 (a)(c)	98,083	98,451
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 5.6013% 6/15/17 (a)(c)	960,000	961,817
COMM floater Series 2002-FL7:
Class F, 6.2013% 11/15/14 (a)(c)	1,000,000	1,002,282
Class H, 7.1513% 11/15/14 (a)(c)	150,000	150,066
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.3513% 7/15/16 (a)(c)	18,093	18,096
Class D, 5.4513% 7/15/16 (a)(c)	39,539	39,547
Class E, 5.6513% 7/15/16 (a)(c)	27,957	27,965
Class F, 5.7013% 7/15/16 (a)(c)	29,623	29,647
Class H, 6.2013% 7/15/16 (a)(c)	87,041	87,165
Class J, 6.3513% 7/15/16 (a)(c)	32,745	32,767
Class K, 7.2513% 7/15/16 (a)(c)	565,375	565,957
Series 2005-F10A:
Class B, 5.1313% 4/15/17 (a)(c)	1,005,000	1,004,736
Class C, 5.1713% 4/15/17 (a)(c)	425,000	424,790
Class D, 5.2113% 4/15/17 (a)(c)	345,000	344,859
Class E, 5.2713% 4/15/17 (a)(c)	260,000	259,894
Class F, 5.3113% 4/15/17 (a)(c)	145,000	144,979
Class G, 5.4513% 4/15/17 (a)(c)	145,000	145,031
Class H, 5.5213% 4/15/17 (a)(c)	145,000	145,057
Class I, 5.7513% 4/15/17 (a)(c)	50,000	49,969
Class MOA3, 5.2013% 3/15/20 (a)(c)	650,000	649,960
Series 2005-FL11:
Class B, 5.1513% 11/15/17 (a)(c)	374,915	374,863
Class C, 5.2013% 11/15/17 (a)(c)	749,829	749,572
Class D, 5.2413% 11/15/17 (a)(c)	129,970	129,997
Class E, 5.2913% 11/15/17 (a)(c)	199,955	199,886
Class F, 5.3513% 11/15/17 (a)(c)	179,959	179,946
Class G, 5.4013% 11/15/17 (a)(c)	284,935	284,838
Series 2006-CN2A Class AJFL, 5.09% 2/5/19 (a)(c)	1,135,000	1,134,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.3513% 5/15/14 (a)(c)	$ 572,708	$ 572,968
Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (a)(c)	175,000	174,999
Class B, 5.6513% 12/15/21 (a)(c)	455,000	454,998
Series 2004-TF2A Class E, 5.3213% 11/15/19 (a)(c)	640,000	640,580
Series 2004-TFL1:
Class E, 5.4513% 2/15/14 (a)(c)	200,000	200,293
Class F, 5.5013% 2/15/14 (a)(c)	175,000	175,430
Class G, 5.7513% 2/15/14 (a)(c)	125,000	125,523
Class H, 6.0013% 2/15/14 (a)(c)	100,000	100,350
Class J, 6.3013% 2/15/14 (a)(c)	50,000	50,147
Series 2005-CN2A Class A1J, 5.2313% 11/15/19 (a)(c)	2,165,000	2,165,497
Series 2005-TF2A Class F, 5.4013% 11/15/19 (a)(c)	230,000	230,537
Series 2005-TF3A Class A2, 5.1813% 11/15/20 (a)(c)	2,775,000	2,778,306
Series 2005-TFLA:
Class C, 5.1413% 2/15/20 (a)(c)	800,000	800,515
Class E, 5.2313% 2/15/20 (a)(c)	560,000	560,460
Class F, 5.2813% 2/15/20 (a)(c)	250,000	250,127
Class G, 5.4213% 2/15/20 (a)(c)	70,000	70,062
Class H, 5.6513% 2/15/20 (a)(c)	100,000	100,088
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.1813% 4/15/21 (a)(c)	300,000	299,999
Class E, 5.2313% 4/15/21 (a)(c)	300,000	299,999
Class G, 5.3213% 4/15/21 (a)(c)	300,000	299,999
Class H, 5.6313% 4/15/21 (a)(c)	300,000	299,999
Class J, 5.7013% 4/15/21 (a)(c)	200,000	199,999
Class K, 6.1013% 4/15/21 (a)(c)	1,005,000	1,004,997
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	600,000	600,550
Series 174:
Class C1, 7.52% 5/15/06 (a)	500,000	500,494
Class D1, 7.77% 5/15/06 (a)	900,000	900,800
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.91% 3/15/32 (c)	1,524,147	1,570,436
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
5.83% 10/5/20 (a)(c)	$ 180,000	$ 180,000
6.08% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.33% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 6.68% 10/5/20 (a)(c)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 4.9975% 11/6/19 (a)(c)	49,268	49,273
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 5.2913% 12/16/14 (a)(c)	744,362	744,416
Class C, 5.6013% 12/16/14 (a)(c)	110,000	110,018
Class K1, 7.4513% 12/16/14 (a)(c)	435,000	431,695
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(c)(e)	417,400,000	433,679
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 5.1113% 8/15/19 (a)(c)	935,000	934,340
Class C, 5.1413% 8/15/19 (a)(c)	75,000	74,900
Class D, 5.1613% 8/15/19 (a)(c)	270,000	269,297
Class E, 5.1813% 8/15/19 (a)(c)	245,000	244,879
Class F, 5.2213% 8/15/19 (a)(c)	170,000	169,701
Class G, 5.2713% 8/15/19 (a)(c)	120,000	119,890
Class H, 5.2913% 8/15/19 (a)(c)	100,000	99,930
Class J, 5.3613% 8/15/19 (a)(c)	75,000	74,931
SDG Macerich Properties LP floater Series 2000-1 Class A3, 5.2413% 5/15/09 (a)(c)	500,000	500,000
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.43% 3/24/18 (a)(c)	428,012	428,012
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A:
Class KHP1, 5.2513% 1/15/18 (a)(c)	245,000	245,107
Class KHP2, 5.4513% 1/15/18 (a)(c)	245,000	245,190
Class KHP3, 5.7513% 1/15/18 (a)(c)	290,000	290,174
Class KHP4, 5.8513% 1/15/18 (a)(c)	225,000	225,134
Class KHP5, 6.0513% 1/15/18 (a)(c)	260,000	259,980
Series 2005-WL6A:
Class A2, 5.1513% 10/15/17 (a)(c)	990,000	990,056
Class B, 5.2013% 10/15/17 (a)(c)	200,000	200,011
Class D, 5.3313% 10/15/17 (a)(c)	400,000	399,972
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,920,319)		52,993,753
Certificates of Deposit - 3.5%
	Principal Amount	Value
BNP Paribas SA yankee 5.045% 2/21/07	$ 4,000,000	$ 3,991,208
Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,985,905
Credit Industriel et Commercial yankee 4.535% 10/17/06	4,000,000	3,986,357
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,991,208
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,991,370
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,990,244
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,991,052
Societe Generale euro 5.05% 2/21/07	4,000,000	3,991,457
TOTAL CERTIFICATES OF DEPOSIT (Cost $31,998,929)		31,918,801
Fixed-Income Funds - 31.3%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $288,099,439)	2,897,815	288,303,654
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 4.78%, dated 4/28/06 due 5/1/06 (Cost $74,319,000)	$ 74,348,597	74,319,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $927,564,061)		927,256,026
NET OTHER ASSETS - (0.5)%		(4,812,543)
NET ASSETS - 100%		$ 922,443,483
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	June 2006	$ 114,494,900	$ (233,334)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,480,400	(291,914)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,478,950	(223,764)
116 Eurodollar 90 Day Index Contracts	March 2007	114,489,100	(129,089)
55 Eurodollar 90 Day Index Contracts	June 2007	54,286,375	(16,720)
TOTAL EURODOLLAR CONTRACTS			(894,821)
Sold
Eurodollar Contracts
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,922,225	11,951
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,935,063	9,393
5 Eurodollar 90 Day Index Contracts	March 2008	4,934,875	9,405
4 Eurodollar 90 Day Index Contracts	June 2008	3,947,600	8,459
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,960,475	6,413
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,973,400	3,742
1 Eurodollar 90 Day Index Contracts	March 2009	986,637	1,883
TOTAL EURODOLLAR CONTRACTS			51,246
			$ (843,575)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 275,000	$ 5,284
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(8,260)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	1,055,000	2,637
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	379,487	553
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	7,782
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	5,585
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	2,262
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 2,277
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	3,120
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,823
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,791
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	10,709
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	34,300
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	23,082
TOTAL CREDIT DEFAULT SWAPS		17,124,487	95,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 5,655,000	$ 1,316
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	May 2006	4,900,000	6,250
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2006	4,900,000	6,049
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	4,300,000	4,446
TOTAL TOTAL RETURN SWAPS		19,755,000	18,061
		$ 36,879,487	$ 114,006
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $91,763,626 or 9.9% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $746,426.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,196,076 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.33% 10/16/06	12/14/05	$ 2,195,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,702,377

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 288,274,676	$ -	$ -	$ 288,303,654	4.0%
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $927,376,905. Net unrealized depreciation aggregated $120,879, of which $1,162,253 related to appreciated investment securities and $1,283,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006